Schedule of Investments (unaudited) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$18,081	$18,099,156
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 07/18/23	150	151,822
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,226,668
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	68	67,977
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	2,324	2,318,073
Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 06/16/25(a)	1,554	1,555,036
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	1,003	1,008,995
Series 2020-P1, Class A, 2.26%, 03/15/28	487	487,766
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	2	2,015
Series 2017-2, Class D, 3.49%, 09/15/23	6	6,244
Series 2017-3, Class D, 3.53%, 12/15/23(a)	32	32,444
Series 2019-1, Class D, 4.09%, 06/15/26	13,120	13,510,248
Series 2020-2, Class A3, 0.83%, 05/15/24	717	717,849
DT Auto Owner Trust, Series 2020-2A, Class A, 1.14%, 01/16/24(a)	1,387	1,390,239
Enva LLC(a)
Series 2018-A, Class B, 7.37%, 05/20/26	1,323	1,329,382
Series 2019-A, Class B, 6.17%, 06/22/26	861	866,390
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	1,585	1,589,038
Series 2020-3A, Class B, 0.79%, 09/16/24	7,140	7,155,132
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	17,700	17,694,442
Series 2021-3, Class B, 0.76%, 02/26/29	28,947	28,930,791
Marlette Funding Trust(a)
Series 2019-2A, Class A, 3.13%, 07/16/29	4	3,686
Series 2019-3A, Class A, 2.69%, 09/17/29	11	10,703
Series 2019-4A, Class A, 2.39%, 12/17/29	157	157,380
Series 2020-2A, Class A, 1.02%, 09/16/30	344	343,741
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	534,817
Santander Drive Auto Receivables Trust
Series 2018-2, Class D, 3.88%, 02/15/24	613	621,036
Series 2018-4, Class C, 3.56%, 07/15/24	101	101,516
Series 2018-5, Class D, 4.19%, 12/16/24	44	44,309
Series 2019-1, Class D, 3.65%, 04/15/25	3,300	3,372,248
Series 2020-2, Class B, 0.96%, 11/15/24	1,860	1,865,525
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 2.51%, 01/26/32(a)	650	682,460
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	1,339	1,342,577
Series 2020-1, Class A, 2.32%, 04/22/30	2,876	2,889,657
Series 2021-1, Class A, 0.87%, 03/20/31	4,655	4,663,494
Series 2021-2, Class A, 0.91%, 06/20/31	28,776	28,809,492
Series 2021-3, Class A, 0.83%, 07/20/31	12,776	12,777,743
Upstart Securitization Trust 2021-4, Series 2021-4, Class A, 0.84%, 09/20/31(a)	18,560	18,557,712
Westlake Automobile Receivables Trust(a)
Series 2018-3A, Class D, 4.00%, 10/16/23	87	87,876

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2019-2A, Class B, 2.62%, 07/15/24	$286	$286,880
Series 2020-2A, Class B, 1.32%, 07/15/25	5,240	5,280,452

Total Asset-Backed Securities — 2.7% (Cost: $181,436,421)		181,573,011

	Shares

Common Stocks

Aerospace & Defense — 0.3%
Lockheed Martin Corp.	31,702	10,940,360
Northrop Grumman Corp.	31,123	11,208,949

		22,149,309

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	36,571	3,181,677
United Parcel Service, Inc., Class B	44,876	8,171,920

		11,353,597

Beverages — 0.2%
PepsiCo, Inc.	72,952	10,972,710

Biotechnology — 0.3%
Amgen, Inc.	50,842	10,811,551
Gilead Sciences, Inc.	157,657	11,012,342

		21,823,893

Capital Markets — 0.1%
Houlihan Lokey, Inc.	12,641	1,164,236
Virtu Financial, Inc., Class A	122,843	3,001,055

		4,165,291

Chemicals — 0.2%
Air Products & Chemicals, Inc.	42,322	10,839,088
RPM International, Inc.	15,882	1,233,237

		12,072,325

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	73,819	11,025,606

Communications Equipment — 0.2%
Cisco Systems, Inc.	193,260	10,519,142
Juniper Networks, Inc.	73,582	2,024,976

		12,544,118

Containers & Packaging — 0.3%
Amcor PLC	833,498	9,660,242
Packaging Corp. of America	12,771	1,755,246
Sonoco Products Co.	117,590	7,006,012

		18,421,500

Distributors — 0.0%
Genuine Parts Co.	15,175	1,839,665

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	207,385	11,200,864

Electric Utilities — 1.0%
Alliant Energy Corp.	183,500	10,272,330
American Electric Power Co., Inc.	127,343	10,337,705
Avangrid, Inc.	171,859	8,352,347

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	108,983	$10,635,651
Evergy, Inc.	163,175	10,149,485
Eversource Energy	55,129	4,507,347
IDACORP, Inc.	84	8,684
Southern Co.	77,203	4,784,270
Xcel Energy, Inc.	107,053	6,690,812

		65,738,631

Equity Real Estate Investment Trusts (REITs) — 0.3%
Healthcare Realty Trust, Inc.	20,854	621,032
Healthcare Trust of America, Inc., Class A	212,087	6,290,500
Public Storage	35,521	10,553,289
STAG Industrial, Inc.	25,735	1,010,099

		18,474,920

Food & Staples Retailing — 0.1%
Kroger Co.	105,959	4,283,922

Food Products — 0.8%
Campbell Soup Co.	157,092	6,568,017
Conagra Brands, Inc.	38,599	1,307,348
Flowers Foods, Inc.	473,870	11,197,548
General Mills, Inc.	197,304	11,802,725
Hershey Co.	2,905	491,671
Hormel Foods Corp.	250,465	10,269,065
Kellogg Co.	180,649	11,547,084

		53,183,458

Gas Utilities — 0.0%
Atmos Energy Corp.	2,790	246,078
Southwest Gas Holdings, Inc.	1,418	94,836

		340,914

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	90,525	10,693,718

Health Care Providers & Services — 0.2%
CVS Health Corp.	48,011	4,074,214
Quest Diagnostics, Inc.	75,139	10,918,448

		14,992,662

Household Products — 0.6%
Clorox Co.	68,291	11,309,672
Colgate-Palmolive Co.	121,065	9,150,093
Kimberly-Clark Corp.	83,106	11,006,559
Procter & Gamble Co.	80,105	11,198,679

		42,665,003

Industrial Conglomerates — 0.1%
3M Co.	58,572	10,274,700

Insurance — 0.1%
Assurant, Inc.	37,244	5,875,241

IT Services — 0.7%
Amdocs Ltd.	100,389	7,600,451
Automatic Data Processing, Inc.	54,564	10,908,435
International Business Machines Corp.	81,275	11,291,536
Paychex, Inc.	99,643	11,204,855
Western Union Co.	417,474	8,441,324

		49,446,601

Media — 0.1%
Comcast Corp., Class A	189,186	10,581,173

Security	Shares	Value

Metals & Mining — 0.2%
Newmont Corp.	197,845	$10,742,984

Multi-Utilities — 0.6%
Ameren Corp.	130,030	10,532,430
CMS Energy Corp.	116,911	6,983,094
Consolidated Edison, Inc.	151,175	10,973,793
WEC Energy Group, Inc.	120,725	10,647,945

		39,137,262

Pharmaceuticals — 0.5%
Johnson & Johnson	65,882	10,639,943
Merck & Co., Inc.	149,511	11,229,771
Pfizer, Inc.	247,584	10,648,588

		32,518,302

Road & Rail — 0.1%
Union Pacific Corp.	52,602	10,310,518

Software — 0.1%
NortonLifeLock, Inc.	390,845	9,888,379

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	15,189	3,172,830
Home Depot, Inc.	34,969	11,478,924

		14,651,754

Total Common Stocks — 8.0% (Cost: $529,032,513)		541,369,020

	Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	$2,260	2,268,519
Omnicom Group, Inc., 2.60%, 08/01/31	755	767,650

		3,036,169

Aerospace & Defense — 0.5%
3M Co.
2.25%, 03/15/23	425	436,219
2.65%, 04/15/25	680	717,853
Boeing Co.
1.17%, 02/04/23	1,205	1,207,671
4.51%, 05/01/23	1,760	1,859,373
1.43%, 02/04/24	2,000	2,002,990
4.88%, 05/01/25	2,080	2,314,855
2.20%, 02/04/26	2,000	2,014,744
Bombardier, Inc.(a)
7.13%, 06/15/26	1,065	1,118,250
7.88%, 04/15/27	425	440,608
6.00%, 02/15/28	1,010	1,021,362
General Dynamics Corp.
3.25%, 04/01/25	350	375,668
1.15%, 06/01/26	4,250	4,271,742
General Electric Co., 3.63%, 05/01/30	185	205,572
Howmet Aerospace, Inc.
5.90%, 02/01/27	3,580	4,206,500
5.95%, 02/01/37	500	622,500
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26	3,000	3,263,610
Lockheed Martin Corp., 1.85%, 06/15/30	70	69,654

2	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Moog, Inc., 4.25%, 12/15/27(a)	$400	$411,000
Raytheon Technologies Corp.
3.15%, 12/15/24	1,153	1,224,067
3.95%, 08/16/25	130	143,170
Rolls-Royce PLC, 5.75%, 10/15/27(a)	1,305	1,442,025
Spirit AeroSystems, Inc.(a)
5.50%, 01/15/25	125	132,188
7.50%, 04/15/25	700	741,125
SSL Robotics LLC, 9.75%, 12/31/23(a)	676	732,615
TransDigm, Inc.
8.00%, 12/15/25(a)	115	122,619
6.25%, 03/15/26(a)	2,000	2,085,000
6.38%, 06/15/26	100	103,166
7.50%, 03/15/27	50	52,375
5.50%, 11/15/27	1,050	1,078,875
4.63%, 01/15/29	260	259,546
Triumph Group, Inc.
8.88%, 06/01/24(a)	551	606,100
7.75%, 08/15/25	40	39,569

		35,322,611

Air Freight & Logistics(a) — 0.0%
Cargo Aircraft Management, Inc., 4.75%, 02/01/28	390	403,260
XPO Logistics, Inc., 6.25%, 05/01/25	1,590	1,678,205

		2,081,465

Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	1,365	1,377,353
American Airlines Group, Inc., 3.75%, 03/01/25(a)	455	410,001
American Airlines, Inc., 11.75%, 07/15/25(a)	750	928,125
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
5.50%, 04/20/26	625	657,031
5.75%, 04/20/29	530	571,075
Delta Air Lines, Inc., 7.38%, 01/15/26	3,125	3,681,690
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%,
01/20/26(a)	1,620	1,694,925
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%,
06/20/27(a)	1,188	1,291,643
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25(a)	543	608,975
United Airlines Holdings, Inc., 4.88%, 01/15/25	525	538,125
United Airlines, Inc.(a)
4.38%, 04/15/26	1,040	1,067,300
4.63%, 04/15/29	1,125	1,162,631

		13,988,874

Auto Components — 0.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)	2,000	2,047,540
Adient US LLC, 9.00%, 04/15/25(a)	355	383,400
Aptiv Corp., 4.15%, 03/15/24	1,700	1,825,794
Clarios Global LP/Clarios US Finance Co.(a)
6.25%, 05/15/26	509	534,781
8.50%, 05/15/27	510	542,513
Cooper-Standard Automotive, Inc.(a)
13.00%, 06/01/24	100	110,000
5.63%, 11/15/26	360	293,814
Dana, Inc., 4.25%, 09/01/30	575	591,359
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	140	146,568

Security	Par (000)	Value

Auto Components (continued)
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	$100	$109,750
4.88%, 03/15/27	250	269,688
5.00%, 07/15/29(a)	1,063	1,128,109
5.25%, 04/30/31	1,225	1,316,446
Lear Corp., 3.80%, 09/15/27	4,825	5,335,002
Meritor, Inc.(a)
6.25%, 06/01/25	325	341,640
4.50%, 12/15/28	1,850	1,854,625
Tenneco, Inc.
5.38%, 12/15/24	1,000	997,200
5.00%, 07/15/26	2,159	2,126,389
7.88%, 01/15/29(a)	1,285	1,434,381
Titan International, Inc., 7.00%, 04/30/28(a)	495	521,606
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	150	162,000

		22,072,605

Automobiles — 1.1%
Allison Transmission, Inc.(a)
5.88%, 06/01/29	310	337,296
3.75%, 01/30/31	644	626,290
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,402,630
1.30%, 09/09/26	1,960	1,957,437
Asbury Automotive Group, Inc.
4.50%, 03/01/28	1,600	1,642,000
4.75%, 03/01/30	2,745	2,865,094
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	1,000	1,113,750
AutoNation, Inc., 1.95%, 08/01/28	1,395	1,375,554
Carvana Co.(a)
5.50%, 04/15/27	2,000	2,041,400
5.88%, 10/01/28	1,500	1,548,750
Cummins, Inc., 0.75%, 09/01/25	4,550	4,513,325
Ford Motor Co.
8.50%, 04/21/23	2,750	3,024,835
9.00%, 04/22/25	2,185	2,627,528
4.35%, 12/08/26	200	213,000
9.63%, 04/22/30	240	339,714
4.75%, 01/15/43	150	157,220
5.29%, 12/08/46	950	1,058,063
Ford Motor Credit Co. LLC
4.25%, 09/20/22	250	255,688
4.38%, 08/06/23	1,000	1,041,360
5.58%, 03/18/24	400	429,936
5.13%, 06/16/25	2,350	2,552,687
4.13%, 08/04/25	1,000	1,057,500
3.38%, 11/13/25	1,230	1,263,825
4.39%, 01/08/26	1,650	1,759,312
4.13%, 08/17/27	2,000	2,121,000
4.00%, 11/13/30	1,320	1,372,800
General Motors Co.
5.40%, 10/02/23	160	174,489
6.13%, 10/01/25	600	703,015
General Motors Financial Co., Inc.
4.20%, 11/06/21	65	65,229
3.45%, 04/10/22	50	50,522
3.55%, 07/08/22	690	706,426
3.25%, 01/05/23	50	51,569
3.70%, 05/09/23	1,750	1,825,848
4.15%, 06/19/23	195	206,091

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
General Motors Financial Co., Inc. (continued)
1.70%, 08/18/23	$5,460	$5,563,161
5.10%, 01/17/24	375	409,381
1.05%, 03/08/24	1,980	1,988,576
4.00%, 01/15/25	1,000	1,082,583
2.75%, 06/20/25	1,815	1,897,583
2.35%, 01/08/31	1,850	1,811,996
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)	2,321	2,361,617
Jaguar Land Rover Automotive PLC(a)
7.75%, 10/15/25	1,250	1,349,312
4.50%, 10/01/27	400	388,000
5.88%, 01/15/28	1,240	1,244,712
LCM Investments Holdings II LLC, 4.88%, 05/01/29	995	1,020,939
Lithia Motors, Inc., 4.38%, 01/15/31(a)	655	699,213
PACCAR Financial Corp., 1.90%, 02/07/23	325	331,718
PM General Purchaser LLC, 9.50%, 10/01/28(a)	900	950,058
Toyota Motor Corp., 0.68%, 03/25/24	145	145,180
Toyota Motor Credit Corp., 1.13%, 06/18/26	9,440	9,379,830

		73,105,042

Banks — 1.2%
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(b)	500	504,774
Bank of Montreal
0.45%, 12/08/23	3,565	3,567,947
1.85%, 05/01/25	2,440	2,510,753
1.25%, 09/15/26	2,260	2,243,075
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,605	5,604,822
0.95%, 06/23/23	3,330	3,357,622
2.25%, 01/28/25	480	498,602
0.95%, 10/23/25	1,870	1,855,228
CIT Group, Inc.
5.00%, 08/15/22	500	517,500
5.00%, 08/01/23	420	448,875
6.13%, 03/09/28	25	30,222
Citibank NA, 3.65%, 01/23/24	400	427,170
Credit Suisse AG, 0.52%, 08/09/23	1,580	1,581,620
Credit Suisse AG, New York, 0.50%, 02/02/24	5,160	5,141,392
Fifth Third Bank, 1.80%, 01/30/23	585	595,665
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(b)	1,085	1,106,914
Freedom Mortgage Corp.(a)
7.63%, 05/01/26	1,685	1,716,695
6.63%, 01/15/27	1,320	1,283,700
HSBC USA, Inc., 3.50%, 06/23/24	400	429,330
Huntington National Bank, 1.80%, 02/03/23	570	580,753
ING Groep NV, 4.10%, 10/02/23	3,570	3,821,206
Intesa Sanpaolo SpA(a)
5.02%, 06/26/24	200	215,927
5.71%, 01/15/26	1,650	1,851,110
4.20%, 06/01/32	985	1,009,776
KeyBank NA, (SOFR + 0.32%), 0.43%, 06/14/24(b)	2,190	2,188,907
KeyCorp., 2.25%, 04/06/27	335	346,146
MUFG Union Bank NA, 3.15%, 04/01/22	250	253,038
National Australia Bank Ltd., 1.88%, 12/13/22	250	254,872
National Bank of Canada, (1 year CMT + 0.40%),
0.55%, 11/15/24(b)	665	663,673
Royal Bank of Canada
1.60%, 04/17/23	460	468,879

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
1.15%, 06/10/25	$2,500	$2,504,755
1.20%, 04/27/26	1,495	1,485,756
Santander Holdings USA, Inc., 3.45%, 06/02/25	1,250	1,338,439
Santander UK Group Holdings PLC(b)
(1 year CMT + 1.25%), 1.53%, 08/21/26	3,000	2,993,975
(SOFR + 0.79%), 1.09%, 03/15/25	7,635	7,648,388
Standard Chartered PLC, (3 mo. LIBOR US + 1.46%), 7.01%(a)(b)(c)	500	690,655
SVB Financial Group, 1.80%, 02/02/31	2,575	2,470,932
Toronto-Dominion Bank
1.90%, 12/01/22	785	799,653
0.30%, 06/02/23	3,430	3,425,578
0.45%, 09/11/23	5,955	5,956,369
2.65%, 06/12/24	200	210,459
Truist Financial Corp.
3.05%, 06/20/22	93	94,670
1.20%, 08/05/25	3,520	3,545,525
Wells Fargo & Co.(b)
(SOFR + 0.51%), 0.81%, 05/19/25	5,340	5,346,942
(SOFR + 1.09%), 2.41%, 10/30/25	640	666,547

		84,254,836

Beverages — 0.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(d)	1,350	1,434,173
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	820	856,310
4.13%, 08/15/26	250	259,500
5.25%, 08/15/27	650	661,703
Ball Corp.
4.00%, 11/15/23	15	15,806
5.25%, 07/01/25	50	55,813
4.88%, 03/15/26	200	220,500
2.88%, 08/15/30	910	883,269
3.13%, 09/15/31	3,040	3,002,237
Coca-Cola Co., 1.75%, 09/06/24	400	414,668
Constellation Brands, Inc.
4.40%, 11/15/25	1,070	1,198,244
2.88%, 05/01/30	310	322,475
Diageo Capital PLC
2.13%, 10/24/24	560	583,653
2.38%, 10/24/29	405	416,964
2.00%, 04/29/30	2,710	2,699,492
Greif, Inc., 6.50%, 03/01/27(a)	3,310	3,459,314
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	664	701,745
Mauser Packaging Solutions Holding Co.(a)
5.50%, 04/15/24	25	25,219
7.25%, 04/15/25	300	298,172
Owens-Brockway Glass Container, Inc.(a)
5.88%, 08/15/23	200	211,500
6.63%, 05/13/27	250	267,931
PepsiCo, Inc.
2.25%, 03/19/25	850	886,902
2.63%, 03/19/27	535	570,812
Silgan Holdings, Inc., 4.13%, 02/01/28	207	212,693

		19,659,095

Biotechnology — 0.0%
Gilead Sciences, Inc., 0.75%, 09/29/23	485	485,024

4	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.8%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	$1,900	$2,013,138
Boise Cascade Co., 4.88%, 07/01/30(a)	11,216	11,973,080
Builders FirstSource, Inc.(a)
6.75%, 06/01/27	143	151,580
5.00%, 03/01/30	870	927,098
4.25%, 02/01/32	9,250	9,458,125
Carrier Global Corp.
2.24%, 02/15/25	5,055	5,236,957
2.49%, 02/15/27	5,200	5,436,988
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)	3,000	3,210,000
Griffon Corp., 5.75%, 03/01/28	270	283,500
James Hardie International Finance DAC, 5.00%,
01/15/28(a)	1,200	1,260,000
Louisiana Pacific Corp., 3.63%, 03/15/29(a)	2,950	2,968,437
Martin Marietta Materials, Inc.
0.65%, 07/15/23	2,265	2,269,307
2.40%, 07/15/31	1,920	1,929,913
Masonite International Corp., Class C, 5.38%, 02/01/28(a)	1,650	1,737,450
PGT Innovations, Inc., 4.38%, 10/01/29(a)	1,310	1,319,825
SRM Escrow Issuer LLC, 6.00%, 11/01/28(a)	1,575	1,667,531
Standard Industries, Inc.(a)
4.75%, 01/15/28	25	25,938
4.38%, 07/15/30	1,250	1,275,000
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	155	162,750

		53,306,617

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	2,105	2,197,620
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(a)(d)	485	481,362
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(a)	400	397,500
GYP Holdings III Corp., 4.63%, 05/01/29(a)	435	439,894
Home Depot, Inc., 2.50%, 04/15/27	150	159,195
Lowe’s Cos., Inc., 4.00%, 04/15/25	1,930	2,114,916
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)	285	299,250
White Cap Buyer LLC, 6.88%, 10/15/28(a)	380	400,900

		6,490,637

Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 03/01/28(a)	520	545,220
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	913,579
Ares Capital Corp.
3.63%, 01/19/22	1,180	1,187,763
3.50%, 02/10/23	1,300	1,344,521
4.20%, 06/10/24	4,880	5,233,457
4.25%, 03/01/25	50	53,665
3.25%, 07/15/25	850	894,056
3.88%, 01/15/26	3,714	3,971,857
2.15%, 07/15/26	6,121	6,137,280
2.88%, 06/15/28	3,355	3,398,677
Bank of New York Mellon Corp.
1.85%, 01/27/23	315	321,004
0.50%, 04/26/24	2,890	2,884,468
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,086,458

Security	Par (000)	Value

Capital Markets (continued)
Brookfield Finance I UK PLC, 2.34%, 01/30/32	$780	$767,491
Brookfield Finance, Inc.
4.00%, 04/01/24	300	321,915
3.90%, 01/25/28	55	61,017
Charles Schwab Corp.
0.75%, 03/18/24	935	939,444
1.15%, 05/13/26	2,135	2,138,795
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	4,515	4,723,819
FS KKR Capital Corp.
4.63%, 07/15/24	3,750	4,049,341
4.13%, 02/01/25	105	112,193
2.63%, 01/15/27	5,275	5,287,888
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	5,445	5,598,493
Golub Capital BDC, Inc., 2.50%, 08/24/26	1,245	1,252,815
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	320	332,800
6.38%, 12/15/25	1,100	1,128,600
6.25%, 05/15/26	610	637,450
5.25%, 05/15/27	300	311,250
4.38%, 02/01/29	3,040	3,036,200
LPL Holdings, Inc.(a)
4.63%, 11/15/27	590	612,125
4.38%, 05/15/31	3,660	3,820,125
NFP Corp.(a)
4.88%, 08/15/28	455	462,735
6.88%, 08/15/28	2,665	2,721,098
Nomura Holdings, Inc.
2.65%, 01/16/25	1,620	1,687,499
1.85%, 07/16/25	7,520	7,631,920
Owl Rock Capital Corp.
4.00%, 03/30/25	1,000	1,056,943
2.88%, 06/11/28	2,370	2,365,576
Prospect Capital Corp., 3.36%, 11/15/26	2,255	2,290,569
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	325	334,344
StoneX Group, Inc., 8.63%, 06/15/25(a)	3,424	3,680,800

		85,335,250

Chemicals — 1.2%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,451,981
2.05%, 05/15/30	1,125	1,137,198
Ashland LLC, 3.38%, 09/01/31(a)	3,440	3,470,100
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	1,080	1,050,300
Celanese US Holdings LLC
3.50%, 05/08/24	2,045	2,179,384
1.40%, 08/05/26	1,280	1,270,761
Chemours Co.
5.75%, 11/15/28(a)	2,170	2,272,424
4.63%, 11/15/29(a)	5,275	5,150,510
163851AE8, 5.38%, 05/15/27	939	1,012,571
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	65	65,163
Diamond (BC) BV, 4.63%, 10/01/29(a)	490	497,350
Element Solutions, Inc., 3.88%, 09/01/28(a)	1,290	1,302,900
FMC Corp., 3.20%, 10/01/26	387	413,941
HB Fuller Co., 4.00%, 02/15/27	1,026	1,070,887
Ingevity Corp., 3.88%, 11/01/28(a)	1,770	1,765,575

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	$40	$46,134
LSB Industries, Inc., 6.25%, 10/15/28	1,865	1,881,319
Methanex Corp.
5.13%, 10/15/27	1,585	1,713,781
5.25%, 12/15/29	1,200	1,299,000
5.65%, 12/01/44	300	321,750
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	3,250	3,371,875
Olin Corp.
9.50%, 06/01/25(a)	350	436,188
5.13%, 09/15/27	50	51,938
5.63%, 08/01/29	5,500	6,046,535
5.00%, 02/01/30	2,000	2,115,000
PPG Industries, Inc.
1.20%, 03/15/26	2,610	2,598,990
2.55%, 06/15/30	2,000	2,052,910
Rayonier AM Products, Inc., 7.63%, 01/15/26(a)	3,225	3,422,531
SCIH Salt Holdings, Inc.(a)
4.88%, 05/01/28	3,725	3,743,625
6.63%, 05/01/29	290	278,400
Scotts Miracle-Gro Co., 4.38%, 02/01/32(a)	1,060	1,068,613
Sherwin-Williams Co.
3.13%, 06/01/24	2,590	2,744,398
3.45%, 06/01/27	640	702,787
2.95%, 08/15/29	1,640	1,742,080
2.30%, 05/15/30	500	504,705
SPCM SA, 3.13%, 03/15/27(a)	3,500	3,504,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)
5.38%, 09/01/25	900	913,500
5.13%, 04/01/29	3,515	3,541,362
Tronox, Inc.(a)
6.50%, 05/01/25	205	215,182
4.63%, 03/15/29	385	383,075
Unifrax Escrow Issuer Corp.(a)
5.25%, 09/30/28	640	648,000
7.50%, 09/30/29	280	286,936
Valvoline, Inc.(a)
4.25%, 02/15/30	2,091	2,167,949
3.63%, 06/15/31	470	464,125
WESCO Distribution, Inc.(a)
7.13%, 06/15/25	405	432,188
7.25%, 06/15/28	2,770	3,067,775
WR Grace Holdings LLC(a)
4.88%, 06/15/27	5,000	5,143,750
5.63%, 08/15/29	1,120	1,153,611

		83,175,257

Commercial Services & Supplies — 0.5%
ADT Security Corp., 4.13%, 08/01/29(a)	6,120	6,082,609
Alta Equipment Group, Inc., 5.63%, 04/15/26(a)	733	753,158
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	590	612,125
APX Group, Inc., 5.75%, 07/15/29(a)	415	409,626
ASGN, Inc., 4.63%, 05/15/28(a)	2,090	2,163,150
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
5.75%, 07/15/27	400	416,916
5.38%, 03/01/29	180	190,242
Cimpress PLC, 7.00%, 06/15/26(a)	1,490	1,553,951

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Deluxe Corp., 8.00%, 06/01/29(a)	$410	$428,450
Fortress Transportation & Infrastructure Investors LLC(a)
6.50%, 10/01/25	3,525	3,628,564
9.75%, 08/01/27	2,825	3,199,313
5.50%, 05/01/28	1,635	1,645,995
Herc Holdings, Inc., 5.50%, 07/15/27(a)	2,822	2,960,913
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	100	106,655
5.75%, 04/15/26	800	865,408
3.38%, 08/31/27	290	278,220
6.25%, 01/15/28	185	191,249
Rent-A-Center, Inc., 6.38%, 02/15/29(a)	5,110	5,512,412
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	2,100	2,150,873
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)	500	514,375
United Rentals North America, Inc.
5.50%, 05/15/27	500	524,815
4.88%, 01/15/28	50	52,862
5.25%, 01/15/30	50	54,750
4.00%, 07/15/30	155	160,813
3.88%, 02/15/31	1,115	1,142,875
3.75%, 01/15/32	655	662,369

		36,262,688

Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28(a)	1,480	1,556,176
CommScope Technologies LLC, 6.00%, 06/15/25(a)	21	21,263
CommScope, Inc.(a)
6.00%, 03/01/26	2,000	2,076,660
8.25%, 03/01/27	50	52,336
7.13%, 07/01/28	1,000	1,020,470
4.75%, 09/01/29	1,900	1,897,625
Motorola Solutions, Inc.
4.00%, 09/01/24	54	58,791
4.60%, 02/23/28	50	57,603
4.60%, 05/23/29	600	696,795
2.30%, 11/15/30	200	196,571
2.75%, 05/24/31	2,000	2,041,033
Nokia OYJ, 6.63%, 05/15/39	300	409,500
ViaSat, Inc.(a)
5.63%, 09/15/25	100	101,343
5.63%, 04/15/27	400	417,000
6.50%, 07/15/28	1,035	1,090,083
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	1,475	1,478,245

		13,171,494

Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27	2,308	2,556,110
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 02/01/26(a)	7,349	7,661,332
Fluor Corp., 4.25%, 09/15/28	1,400	1,445,248
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)	225	234,000

		11,896,690

Construction Materials — 0.2%
American Builders & Contractors Supply Co., Inc.,
3.88%, 11/15/29(a)	1,390	1,386,108

6	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
Avient Corp.
5.25%, 03/15/23	$35	$37,188
5.75%, 05/15/25(a)	2,950	3,108,562
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	3,300	3,576,375
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28	1,115	1,127,544
Picasso Finance Sub, Inc., 6.13%, 06/15/25(a)	211	223,109
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	4,335	4,515,813
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	861	925,575

		14,900,274

Consumer Discretionary — 0.4%
Carnival Corp., 11.50%, 04/01/23(a)	318	354,968
Cintas Corp. No. 2, 3.70%, 04/01/27	920	1,026,820
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(a)	205	210,125
Life Time, Inc.(a)
5.75%, 01/15/26	145	150,075
8.00%, 04/15/26	165	174,900
NCL Corp. Ltd., 10.25%, 02/01/26(a)	500	573,750
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28	2,123	2,202,612
4.50%, 07/15/29	530	518,234
5.88%, 10/01/30	400	421,148
4.75%, 07/15/31	2,435	2,368,671
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,806,750
2.35%, 01/15/32	2,295	2,245,577
Royal Caribbean Cruises Ltd.(a)
10.88%, 06/01/23	50	56,000
9.13%, 06/15/23	90	97,813
11.50%, 06/01/25	1,897	2,164,477
4.25%, 07/01/26	4,330	4,241,451
Scotts Miracle-Gro Co., 4.50%, 10/15/29	2,000	2,090,000
Viking Cruises Ltd., 13.00%, 05/15/25(a)	1,000	1,151,250

		23,854,621

Consumer Finance — 0.9%
American Express Co.
3.70%, 11/05/21	500	500,048
2.75%, 05/20/22	100	101,389
2.50%, 08/01/22	50	50,866
3.40%, 02/27/23	50	51,983
2.50%, 07/30/24	290	304,860
Automatic Data Processing, Inc., 1.70%, 05/15/28	830	839,427
Block Financial LLC, 2.50%, 07/15/28	2,750	2,788,965
Capital One Financial Corp., 3.20%, 01/30/23	660	683,306
CPI CG, Inc., 8.63%, 03/15/26(a)	3,221	3,494,785
Curo Group Holdings Corp., 7.50%, 08/01/28(a)	6,590	6,657,350
Enova International, Inc., 8.50%, 09/15/25(a)	3,850	3,975,125
Equifax, Inc.
2.60%, 12/15/25	105	110,094
3.10%, 05/15/30	205	216,740
2.35%, 09/15/31	1,925	1,895,045
Global Payments, Inc., 4.00%, 06/01/23	1,760	1,855,613
goeasy Ltd., 5.38%, 12/01/24(a)	555	571,650
HealthEquity, Inc., 4.50%, 10/01/29(a)(e)	1,435	1,456,525
LFS Topco LLC, 5.88%, 10/15/26(a)	315	324,450
Mastercard, Inc.
2.95%, 11/21/26	380	412,168

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc. (continued)
3.30%, 03/26/27	$210	$230,859
3.50%, 02/26/28	30	33,427
2.95%, 06/01/29	260	281,540
1.90%, 03/15/31	167	167,565
MoneyGram International, Inc., 5.38%, 08/01/26(a)	3,540	3,593,100
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(a)	1,530	1,441,229
Navient Corp.
7.25%, 09/25/23	1,100	1,199,572
6.13%, 03/25/24	50	53,538
5.88%, 10/25/24	25	26,688
6.75%, 06/25/25	200	218,500
6.75%, 06/15/26	150	165,545
5.00%, 03/15/27	450	463,500
4.88%, 03/15/28	3,285	3,311,707
5.63%, 08/01/33	250	237,813
OneMain Finance Corp.
6.13%, 05/15/22	50	51,313
6.13%, 03/15/24	1,100	1,175,350
6.88%, 03/15/25	250	280,937
8.88%, 06/01/25	710	770,350
7.13%, 03/15/26	490	567,787
3.50%, 01/15/27	5,805	5,807,612
6.63%, 01/15/28	100	115,000
3.88%, 09/15/28	2,975	2,956,376
5.38%, 11/15/29	1,995	2,162,281
PayPal Holdings, Inc.
2.20%, 09/26/22	3,055	3,113,675
1.35%, 06/01/23	900	914,960
2.40%, 10/01/24	170	178,642
2.65%, 10/01/26	205	219,035
2.85%, 10/01/29	350	373,591
2.30%, 06/01/30	695	712,285
PRA Group, Inc., 5.00%, 10/01/29(a)	715	715,894
S&P Global, Inc.
2.50%, 12/01/29	115	120,152
1.25%, 08/15/30	1,905	1,792,971
Sabre GLBL, Inc., 7.38%, 09/01/25(a)	600	639,480
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(a)	150	156,563
SLM Corp., 4.20%, 10/29/25	1,275	1,366,927
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	15,806
Visa, Inc.
1.90%, 04/15/27	300	309,729
2.05%, 04/15/30	1,210	1,229,222

		63,460,910

Containers & Packaging — 0.2%
Berry Global, Inc., 4.88%, 07/15/26(a)	150	157,508
Cascades, Inc./Cascades USA, Inc.(a)
5.13%, 01/15/26	200	212,613
5.38%, 01/15/28	1,495	1,571,649
Clearwater Paper Corp.(a)
5.38%, 02/01/25	35	37,713
4.75%, 08/15/28	625	642,187
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	1,000	1,030,600
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	300	318,517
Graphic Packaging International LLC(a)
3.50%, 03/15/28	250	253,750
3.50%, 03/01/29	450	447,750

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
LABL, Inc., 6.75%, 07/15/26(a)	$500	$525,000
Mercer International, Inc., 5.13%, 02/01/29	1,445	1,475,706
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	200	203,625
Resolute Forest Products Inc., 4.88%, 03/01/26(a)	853	867,927
Sealed Air Corp.(a)
5.50%, 09/15/25	25	27,887
4.00%, 12/01/27	2,200	2,342,780
6.88%, 07/15/33	500	653,190

		10,768,402

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC/Allied Universal
Finance Corp.(a)
6.63%, 07/15/26	20	21,145
6.00%, 06/01/29	520	513,131
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 Sarl, 4.63%,
06/01/28(a)	1,480	1,477,706
Clarivate Science Holdings Corp.(a)
3.88%, 07/01/28	1,885	1,885,000
4.88%, 07/01/29	1,085	1,087,116
Garda World Security Corp., 6.00%, 06/01/29(a)	695	680,982
Graham Holdings Co., 5.75%, 06/01/26(a)	540	563,922
Service Corp. International
4.63%, 12/15/27	50	52,437
5.13%, 06/01/29	55	59,793
3.38%, 08/15/30	1,055	1,052,864

		7,394,096

Diversified Financial Services — 8.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23	3,760	4,005,938
Air Lease Corp.
3.50%, 01/15/22	1,030	1,038,887
2.25%, 01/15/23	2,000	2,043,684
3.38%, 07/01/25	715	759,296
2.88%, 01/15/26	315	329,142
Ally Financial, Inc.
3.05%, 06/05/23	220	228,234
1.45%, 10/02/23	2,370	2,405,005
5.13%, 09/30/24	25	28,001
5.75%, 11/20/25	150	171,517
Banco Santander SA
3.85%, 04/12/23	4,000	4,200,549
2.75%, 05/28/25	800	839,174
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	10,600	10,619,386
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	2,800	2,786,988
Bank of America Corp.
3.30%, 01/11/23	2,000	2,075,554
4.00%, 01/22/25	2,180	2,368,931
3.88%, 08/01/25	1,000	1,102,052
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(b)	3,253	3,352,444
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	2,000	2,089,060
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(b)	3,210	3,397,115
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	200	212,782
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	2,625	2,656,474
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(b)	50	50,685
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	1,500	1,632,344
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(b)	3,200	3,226,590
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	1,605	1,820,009
(SOFR + 0.41%), 0.52%, 06/14/24(b)	16,065	16,058,212

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(SOFR + 0.69%), 0.98%, 04/22/25(b)	$16,750	$16,839,082
(SOFR + 0.74%), 0.81%, 10/24/24(b)	3,715	3,727,868
(SOFR + 0.91%), 0.98%, 09/25/25(b)	1,010	1,011,394
(SOFR + 0.96%), 1.73%, 07/22/27(b)	14,345	14,404,027
(SOFR + 1.15%), 1.32%, 06/19/26(b)	8,520	8,517,919
(SOFR + 1.22%), 2.65%, 03/11/32(b)	290	295,313
Bank of Nova Scotia
1.05%, 03/02/26	3,800	3,757,166
1.35%, 06/24/26	15,360	15,371,137
Barclays PLC
5.20%, 05/12/26	400	457,344
(1 year CMT + 0.80%), 1.01%, 12/10/24(b)	2,690	2,702,371
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	200	230,776
(SOFR + 2.71%), 2.85%, 05/07/26(b)	1,150	1,207,894
Central Garden & Pet Co., 4.13%, 04/30/31(a)	780	792,110
Citigroup, Inc.
2.90%, 12/08/21	500	501,275
4.50%, 01/14/22	50	50,586
2.75%, 04/25/22	1,100	1,113,238
3.75%, 06/16/24	2,500	2,700,652
4.45%, 09/29/27	240	272,925
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	2,725	2,894,359
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(b)	1,385	1,412,168
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(b)	50	52,881
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	1,140	1,239,615
(SOFR + 0.67%), 0.98%, 05/01/25(b)	3,190	3,200,331
(SOFR + 0.69%), 0.78%, 10/30/24(b)	13,120	13,170,310
(SOFR + 0.77%), 1.46%, 06/09/27(b)	23,540	23,401,276
(SOFR + 0.87%), 2.31%, 11/04/22(b)	1,500	1,502,297
(SOFR + 1.67%), 1.68%, 05/15/24(b)	1,960	1,998,126
(SOFR + 2.84%), 3.11%, 04/08/26(b)	4,485	4,761,949
Coinbase Global, Inc.(a)
3.38%, 10/01/28	1,640	1,575,761
3.63%, 10/01/31	935	888,834
Credit Acceptance Corp., 6.63%, 03/15/26	360	376,200
Deutsche Bank AG
3.95%, 02/27/23	2,000	2,090,074
4.50%, 04/01/25	1,400	1,505,066
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32(b)	900	989,796
(5 year USD Swap + 2.25%), 4.30%, 05/24/28(b)	2,650	2,746,778
(SOFR + 2.76%), 3.73%, 01/14/32(b)	900	929,236
Global Aircraft Leasing Co. Ltd., (6.50% Cash or
7.25% PIK), 6.50%, 09/15/24(a)(d)	53	52,750
Goldman Sachs Group, Inc.
5.75%, 01/24/22	500	508,459
3.20%, 02/23/23	1,500	1,554,082
3.63%, 02/20/24	4,490	4,784,700
4.00%, 03/03/24	1,000	1,077,235
3.50%, 01/23/25	1,060	1,135,399
3.50%, 04/01/25	2,895	3,112,424
3.75%, 05/22/25	75	81,275
4.25%, 10/21/25	530	586,938
3.75%, 02/25/26	75	82,300
3.50%, 11/16/26	35	37,822
2.60%, 02/07/30	3,090	3,180,289
3.80%, 03/15/30	900	1,001,886
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(b)	790	802,890
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	3,015	3,336,608

8	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	$125	$133,479
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	250	282,530
(SOFR + 0.51%), 0.66%, 09/10/24(b)	16,270	16,272,685
(SOFR + 0.61%), 0.86%, 02/12/26(b)	3,505	3,471,242
(SOFR + 0.80%), 1.43%, 03/09/27(b)	14,780	14,739,355
(SOFR + 1.09%), 1.99%, 01/27/32(b)	4,190	4,040,543
(SOFR + 1.25%), 2.38%, 07/21/32(b)	10,490	10,386,350
(SOFR + 1.28%), 2.62%, 04/22/32(b)	1,545	1,563,679
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/23(b)	5,680	5,682,329
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(b)	6,100	6,011,078
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	2,430	2,430,000
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	3,250	3,445,000
HSBC Holdings PLC
3.60%, 05/25/23	1,500	1,576,937
4.25%, 08/18/25	500	548,456
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)	1,200	1,215,107
(SOFR + 0.53%), 0.73%, 08/17/24(b)	5,300	5,303,551
(SOFR + 0.71%), 0.98%, 05/24/25(b)	3,670	3,663,536
(SOFR + 1.54%), 1.65%, 04/18/26(b)	1,225	1,231,571
Intercontinental Exchange, Inc.
0.70%, 06/15/23	2,090	2,097,775
3.75%, 12/01/25	2,105	2,311,913
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28(a)	1,300	1,317,875
John Deere Capital Corp.
2.60%, 03/07/24	40	41,991
1.05%, 06/17/26	3,880	3,866,871
JPMorgan Chase & Co.
3.25%, 09/23/22	1,000	1,029,273
2.97%, 01/15/23	600	604,375
3.88%, 09/10/24	25	27,182
3.13%, 01/23/25	50	53,144
3.30%, 04/01/26	650	704,740
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(b)	2,700	2,737,744
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(b)	790	800,602
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	750	815,857
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(b)	3,150	3,373,903
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	8,650	9,136,663
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	955	1,054,638
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(b)	1,300	1,434,670
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	35	39,814
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	300	330,572
(SOFR + 0.58%), 0.97%, 06/23/25(b)	5,610	5,616,879
(SOFR + 0.60%), 0.65%, 09/16/24(b)	3,970	3,979,914
(SOFR + 0.77%), 1.47%, 09/22/27(b)	22,140	21,998,330
(SOFR + 0.80%), 1.05%, 11/19/26(b)	8,505	8,376,001
(SOFR + 0.89%), 1.58%, 04/22/27(b)	2,382	2,386,831
(SOFR + 1.16%), 2.30%, 10/15/25(b)	4,160	4,314,803
(SOFR + 1.51%), 2.74%, 10/15/30(b)	1,000	1,035,622
(SOFR + 2.52%), 2.96%, 05/13/31(b)	4,720	4,910,489
(SOFR + 3.79%), 4.49%, 03/24/31(b)	8,270	9,650,067
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
4.25%, 02/01/27	230	227,700

Security	Par (000)	Value

Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a) (continued)
4.75%, 06/15/29	$4,635	$4,602,323
Lloyds Banking Group PLC(b)
(1 year CMT + 0.55%), 0.70%, 05/11/24	5,135	5,148,268
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28	352	383,132
Midcap Financial Issuer Trust(a)
6.50%, 05/01/28	1,230	1,284,821
5.63%, 01/15/30	335	331,650
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	1,760	1,730,574
(1 year CMT + 0.55%), 0.95%, 07/19/25(b)	8,640	8,649,815
Mizuho Financial Group, Inc.(b)
(1 year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,767,314
(3 mo. LIBOR US + 1.00%), 3.92%, 09/11/24	2,823	2,998,497
(SOFR + 0.87%), 0.85%, 09/08/24	3,330	3,341,248
(SOFR + 1.25%), 1.24%, 07/10/24	2,490	2,519,058
Morgan Stanley
3.70%, 10/23/24	25	27,118
(3 mo. LIBOR US + 0.85%), 3.74%, 04/24/24(b)	3,130	3,284,215
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	325	356,407
(SOFR + 0.46%), 0.53%, 01/25/24(b)	13,300	13,309,579
(SOFR + 0.72%), 0.99%, 12/10/26(b)	12,180	11,963,683
(SOFR + 0.86%), 1.51%, 07/20/27(b)	4,585	4,563,202
(SOFR + 0.88%), 1.59%, 05/04/27(b)	1,880	1,885,593
(SOFR + 1.14%), 2.70%, 01/22/31(b)	2,090	2,154,984
(SOFR + 1.18%), 2.24%, 07/21/32(b)	19,915	19,572,207
(SOFR + 1.99%), 2.19%, 04/28/26(b)	8,810	9,096,358
(SOFR + 3.12%), 3.62%, 04/01/31(b)	13,680	15,077,633
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(b)	3,590	3,582,713
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	470	482,282
ORIX Corp., 2.90%, 07/18/22	25	25,509
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	20	21,500
3.88%, 03/15/31	1,380	1,394,358
Stena International SA, 6.13%, 02/01/25(a)	200	206,910
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	373,804
1.47%, 07/08/25	7,252	7,310,379
1.40%, 09/17/26	7,800	7,736,059
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	3,625	3,999,262

		548,975,365

Diversified Telecommunication Services — 0.7%
AT&T, Inc., 1.70%, 03/25/26	10,980	11,115,929
Consolidated Communications, Inc.(a)
5.00%, 10/01/28	430	443,975
6.50%, 10/01/28	250	271,562
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	5,400	8,050,804
Level 3 Financing, Inc.
5.25%, 03/15/26	25	25,800
4.63%, 09/15/27(a)	95	97,736
3.63%, 01/15/29(a)	1,700	1,646,875
3.75%, 07/15/29(a)	650	628,212
Lumen Technologies, Inc.
5.63%, 04/01/25	2,400	2,610,000
5.13%, 12/15/26(a)	495	513,562

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
4.00%, 02/15/27(a)	$285	$291,213
4.50%, 01/15/29(a)	1,415	1,371,107
Series G, 6.88%, 01/15/28	50	56,687
Series P, 7.60%, 09/15/39	50	56,000
Series W, 6.75%, 12/01/23	100	109,625
Series Y, 7.50%, 04/01/24	25	27,688
Sprint Capital Corp.
6.88%, 11/15/28	1,071	1,370,880
8.75%, 03/15/32	3,120	4,660,843
Switch Ltd.(a)
3.75%, 09/15/28	1,200	1,218,000
4.13%, 06/15/29	1,370	1,405,962
Telecom Italia Capital SA
6.38%, 11/15/33	900	1,047,330
6.00%, 09/30/34	850	954,125
7.20%, 07/18/36	1,200	1,470,000
7.72%, 06/04/38	50	64,000
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(e)	3,555	3,523,894
Verizon Communications, Inc.
0.75%, 03/22/24	90	90,346
3.38%, 02/15/25	3,000	3,246,709
3.00%, 03/22/27	440	472,199
4.33%, 09/21/28	350	402,335
1.68%, 10/30/30	2,273	2,161,473
Zayo Group Holdings, Inc.(a)
4.00%, 03/01/27	505	502,591
6.13%, 03/01/28	310	314,272

		50,221,734

Education — 0.1%
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	5,062	5,109,499

Electric Utilities — 0.9%
AEP Texas, Inc., 3.95%, 06/01/28	50	55,683
Ameren Corp., 3.50%, 01/15/31	140	152,235
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,966,040
Appalachian Power Co., 2.70%, 04/01/31	800	820,595
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,282,998
Atlantic City Electric Co., 4.00%, 10/15/28	50	56,639
Avangrid, Inc., 3.80%, 06/01/29	100	111,345
Berkshire Hathaway Energy Co.
4.05%, 04/15/25	3,330	3,661,713
3.25%, 04/15/28	100	109,075
1.65%, 05/15/31	245	234,649
Black Hills Corp., 1.04%, 08/23/24	570	570,054
Commonwealth Edison Co., 2.20%, 03/01/30	170	172,056
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	361,099
Dominion Energy, Inc.
4.25%, 06/01/28	165	187,458
2.25%, 08/15/31	1,375	1,370,669
Series A, 1.45%, 04/15/26	1,200	1,203,895
Series B, 2.75%, 01/15/22	50	50,248
Series B, 3.60%, 03/15/27	1,300	1,428,080
Series C, 3.38%, 04/01/30	310	335,803
DPL, Inc., 4.35%, 04/15/29	200	217,500
DTE Electric Co., Series C, 2.63%, 03/01/31	390	406,313

Security	Par (000)	Value

Electric Utilities (continued)
DTE Energy Co.
Series C, 3.40%, 06/15/29	$122	$131,988
Series F, 1.05%, 06/01/25	630	625,031
Duke Energy Corp.
3.05%, 08/15/22	50	50,816
3.75%, 04/15/24	1,180	1,259,058
2.65%, 09/01/26	1,100	1,160,396
3.40%, 06/15/29	255	275,539
2.55%, 06/15/31	950	962,558
Duke Energy Florida LLC, 1.75%, 06/15/30	115	111,512
Entergy Corp., 0.90%, 09/15/25	290	285,158
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,407,640
Entergy Texas, Inc., 4.00%, 03/30/29	50	55,958
Evergy, Inc., 2.90%, 09/15/29	100	104,947
Eversource Energy
Series L, 2.90%, 10/01/24	800	845,358
Series N, 3.80%, 12/01/23	100	106,559
Exelon Corp., 3.95%, 06/15/25	1,500	1,633,095
Exelon Generation Co. LLC, 3.25%, 06/01/25	770	821,180
FirstEnergy Corp.
Series C, 5.35%, 07/15/47	500	609,687
Series C, 3.40%, 03/01/50	1,000	961,360
Florida Power & Light Co., 2.85%, 04/01/25	35	37,151
Georgia Power Co.
3.25%, 03/30/27	50	53,781
Series B, 2.65%, 09/15/29	700	729,613
Interstate Power and Light Co., 2.30%, 06/01/30	310	311,260
MidAmerican Energy Co., 3.65%, 04/15/29	310	346,884
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,404,441
3.70%, 03/15/29	100	111,454
2.40%, 03/15/30	1,105	1,129,335
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	709,800
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23	1,080	1,111,222
0.65%, 03/01/23	4,805	4,821,246
2.75%, 05/01/25	145	152,925
1.90%, 06/15/28	1,335	1,335,839
3.50%, 04/01/29	150	163,880
2.75%, 11/01/29	1,005	1,051,481
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24	30	31,762
4.25%, 09/15/24	25	26,375
4.50%, 09/15/27	1,100	1,182,500
Pacific Gas and Electric Co.
1.75%, 06/16/22	330	329,466
3.15%, 01/01/26	1,350	1,394,971
2.10%, 08/01/27	35	34,157
3.00%, 06/15/28	1,265	1,287,272
PG&E Corp., 5.25%, 07/01/30	1,580	1,617,525
PSEG Power LLC, 3.85%, 06/01/23	100	105,193
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	382,961
Public Service Electric & Gas Co., 2.45%, 01/15/30.	1,350	1,398,400
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	110	104,083
Puget Energy, Inc., 2.38%, 06/15/28(a)	170	170,038
Sempra Energy, 3.40%, 02/01/28	50	53,925
Southern California Edison Co.
2.85%, 08/01/29	115	119,319

10	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
Series B, 3.65%, 03/01/28	$770	$833,719
Talen Energy Supply LLC(a)
10.50%, 01/15/26	125	68,750
7.25%, 05/15/27	60	56,602
6.63%, 01/15/28	1,600	1,484,000
Tucson Electric Power Co., 1.50%, 08/01/30	30	28,381
Union Electric Co.
3.50%, 03/15/29	50	55,126
2.95%, 03/15/30	240	255,393
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	174,342

		58,826,559

Electrical Equipment(a) — 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24.	150	153,000
12.25%, 11/15/26	250	283,750
GrafTech Finance, Inc., 4.63%, 12/15/28	4,002	4,107,053

		4,543,803

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.05%, 03/01/25	105	108,347
2.80%, 02/15/30	1,000	1,048,114
BWX Technologies, Inc., 4.13%, 06/30/28(a)	1,245	1,277,681
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	100	110,125
4.13%, 05/01/25	220	227,975
4.25%, 04/01/28	605	631,756
Energizer Holdings, Inc., 4.75%, 06/15/28(a)	170	172,932
Imola Merger Corp., 4.75%, 05/15/29(a)	1,350	1,396,600
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	2,210,653
4.60%, 04/06/27	130	149,981
3.00%, 10/30/29	80	84,418
Rockwell Automation, Inc.
0.35%, 08/15/23	1,040	1,040,638
1.75%, 08/15/31	855	833,637
SYNNEX Corp., 1.25%, 08/09/24(a)	5,000	5,001,509
Trimble, Inc.
4.15%, 06/15/23	2,000	2,108,558
4.75%, 12/01/24	4,300	4,757,016
4.90%, 06/15/28	760	878,788
Xerox Corp., 4.38%, 03/15/23	100	103,437
Xerox Holdings Corp., 5.50%, 08/15/28(a)	1,500	1,552,905

		23,695,070

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,745	1,804,723
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc., 4.49%, 05/01/30	2,420	2,831,002
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,375	1,430,715
Oceaneering International, Inc., 4.65%, 11/15/24	250	255,000
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,000	1,058,600
Weatherford International Ltd., 11.00%, 12/01/24(a)(f)	90	94,781

		7,474,821

Environmental, Maintenance, & Security Service — 0.1%
Clean Harbors, Inc., 4.88%, 07/15/27(a)	2,119	2,198,463

Security	Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
GFL Environmental, Inc.(a)
3.75%, 08/01/25	$127	$130,651
5.13%, 12/15/26	180	189,020
4.00%, 08/01/28	4,335	4,302,487
3.50%, 09/01/28	500	503,125
Stericycle, Inc., 3.88%, 01/15/29(a)	170	171,039
Tervita Corp., 11.00%, 12/01/25(a)(f)	400	452,604
Waste Connections, Inc., 2.60%, 02/01/30	110	113,240

		8,060,629

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Homes 4 Rent, 2.38%, 07/15/31	355	351,657
American Tower Corp.
3.50%, 01/31/23	2,545	2,649,130
0.60%, 01/15/24	4,360	4,351,334
5.00%, 02/15/24	1,570	1,724,939
2.95%, 01/15/25	200	211,222
2.40%, 03/15/25	1,071	1,113,569
1.45%, 09/15/26	2,900	2,886,515
Brixmor Operating Partnership LP, 4.05%, 07/01/30	120	133,997
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)	1,640	1,703,550
Camden Property Trust
3.15%, 07/01/29	1,000	1,080,171
2.80%, 05/15/30	220	232,191
Digital Realty Trust LP, 4.75%, 10/01/25	1,510	1,700,062
Equinix, Inc.
2.63%, 11/18/24	5,150	5,393,269
1.25%, 07/15/25	1,075	1,070,635
Essex Portfolio LP, 1.70%, 03/01/28	9,355	9,174,443
Federal Realty Investment Trust, 3.50%, 06/01/30	1,315	1,426,663
Iron Mountain, Inc.(a)
4.88%, 09/15/27	50	51,909
5.25%, 03/15/28	2,500	2,612,500
5.00%, 07/15/28	2,000	2,084,600
4.88%, 09/15/29	1,854	1,942,065
5.25%, 07/15/30	1,340	1,422,048
4.50%, 02/15/31	300	304,290
5.63%, 07/15/32	5,700	6,113,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	1,050	1,141,875
4.63%, 06/15/25(a)	2,210	2,381,275
5.75%, 02/01/27	160	184,000
3.88%, 02/15/29(a)	620	660,300
Mid-America Apartments LP, 1.10%, 09/15/26	260	256,485
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,100	1,159,125
4.63%, 08/01/29	50	53,650
Office Properties Income Trust, 3.45%, 10/15/31	3,515	3,438,471
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	2,000	2,180,309
4.50%, 04/01/27	650	724,268
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	3,615	3,822,284
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	430	442,567

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage
0.88%, 02/15/26	$1,500	$1,481,741
3.39%, 05/01/29	450	494,893
Realty Income Corp.
4.65%, 08/01/23	1,000	1,066,374
3.25%, 01/15/31	480	520,878
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	1,600	1,655,952
4.50%, 02/15/29(a)	3,070	3,076,201
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	605	604,056
Service Properties Trust
4.65%, 03/15/24	200	202,000
7.50%, 09/15/25	170	190,866
5.50%, 12/15/27	305	325,042
4.95%, 10/01/29	750	733,650
4.38%, 02/15/30	875	831,434
Simon Property Group LP
3.50%, 09/01/25	810	879,814
1.38%, 01/15/27	2,920	2,889,055
Starwood Property Trust, Inc.
4.75%, 03/15/25	2,000	2,105,000
3.63%, 07/15/26(a)	3,480	3,506,100
Welltower, Inc., 4.00%, 06/01/25	565	617,994
XHR LP(a)
6.38%, 08/15/25	1,055	1,119,229
4.88%, 06/01/29	595	611,118

		89,090,015

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
4.63%, 01/15/27	230	241,278
3.50%, 03/15/29	245	244,504
4.88%, 02/15/30	1,750	1,885,625
B&G Foods, Inc., 5.25%, 09/15/27	1,000	1,042,980
Campbell Soup Co., 3.95%, 03/15/25	2,500	2,725,347
Costco Wholesale Corp.
1.38%, 06/20/27	385	387,643
1.60%, 04/20/30	885	864,811
Dollar General Corp., 4.15%, 11/01/25	2,000	2,219,456
General Mills, Inc., 4.00%, 04/17/25	690	757,885
Ingles Markets, Inc., 4.00%, 06/15/31(a)	1,820	1,842,750
Kraft Heinz Foods Co.
4.63%, 01/30/29	500	570,810
3.75%, 04/01/30	1,000	1,089,605
4.25%, 03/01/31	3,000	3,391,563
6.88%, 01/26/39	500	738,167
5.00%, 06/04/42	1,000	1,226,340
5.20%, 07/15/45	2,250	2,818,224
4.38%, 06/01/46	475	540,464
Kroger Co., 2.20%, 05/01/30	40	40,188
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24	500	508,540
4.88%, 11/01/26	50	51,226
4.88%, 05/15/28	110	120,918
McCormick & Co., Inc., 3.15%, 08/15/24	300	319,104
Performance Food Group, Inc., 5.50%, 10/15/27(a)	100	104,700
Post Holdings, Inc.(a)
5.75%, 03/01/27	25	25,981
5.63%, 01/15/28	50	52,530
4.63%, 04/15/30	650	655,024

Security	Par (000)	Value

Food & Staples Retailing (continued)
U.S. Foods, Inc., 6.25%, 04/15/25(a)	$300	$314,685
United Natural Foods, Inc., 6.75%, 10/15/28(a)	445	481,713
US Foods, Inc., 4.75%, 02/15/29(a)	380	389,975
Walmart, Inc., 1.50%, 09/22/28	3,690	3,674,089

		29,326,125

Food Products — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	500	513,750
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	1,085	1,096,294
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(a)	460	474,950
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	2,000	2,080,950
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)	2,200	2,379,850
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)
6.50%, 04/15/29	50	55,875
5.50%, 01/15/30	1,100	1,223,442
Mondelez International, Inc.
0.63%, 07/01/22	5,035	5,049,263
1.50%, 05/04/25	585	593,813
Pilgrim’s Pride Corp.(a)
5.88%, 09/30/27	125	132,906
4.25%, 04/15/31	735	789,757
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	750	755,625

		15,146,475

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27	225	234,563
5.00%, 06/01/31(a)	1,175	1,219,062
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)	395	407,838

		1,861,463

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, 3.40%, 11/30/23	70	74,418
Baxter International, Inc., 2.60%, 08/15/26	1,605	1,695,052
Boston Scientific Corp., 3.38%, 05/15/22	25	25,470
DH Europe Finance II Sarl
2.05%, 11/15/22	1,075	1,095,536
2.60%, 11/15/29	68	70,934
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(a)	25	26,141
Hologic, Inc.(a)
4.63%, 02/01/28	1,000	1,052,500
3.25%, 02/15/29	2,315	2,316,100
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(a)	36	38,524
PerkinElmer, Inc.
0.85%, 09/15/24	13,200	13,201,256
1.90%, 09/15/28	2,450	2,431,731
2.25%, 09/15/31	840	828,649
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25	855	940,669
4.50%, 03/25/30	3,080	3,644,543
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	4,850	5,059,596

		32,501,119

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(a)	3,315	3,484,728

12	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
AdaptHealth LLC, 5.13%, 03/01/30(a)	$840	$840,420
Aetna, Inc., 3.50%, 11/15/24	1,000	1,075,201
AmerisourceBergen Corp., 3.45%, 12/15/27	849	927,995
Anthem, Inc.
2.95%, 12/01/22	25	25,698
0.45%, 03/15/23	3,855	3,858,967
3.35%, 12/01/24	700	750,420
2.38%, 01/15/25	95	98,965
Centene Corp.
4.25%, 12/15/27	500	523,325
2.45%, 07/15/28	435	437,175
4.63%, 12/15/29	500	544,900
3.38%, 02/15/30	580	600,474
3.00%, 10/15/30	2,000	2,050,000
2.63%, 08/01/31	3,305	3,282,658
CHS/Community Health Systems, Inc.(a)
8.00%, 03/15/26	3,650	3,870,734
5.63%, 03/15/27	835	874,354
6.00%, 01/15/29	240	254,400
6.88%, 04/15/29	95	95,223
6.13%, 04/01/30	1,130	1,098,049
4.75%, 02/15/31	330	332,062
DaVita, Inc.(a)
4.63%, 06/01/30	1,255	1,290,907
3.75%, 02/15/31	545	530,694
Encompass Health Corp.
4.50%, 02/01/28	195	201,337
4.75%, 02/01/30	250	262,937
HCA, Inc.
5.25%, 04/15/25	2,940	3,332,647
5.88%, 02/15/26	100	114,625
5.25%, 06/15/26	10,950	12,565,342
5.38%, 09/01/26	10	11,442
5.63%, 09/01/28	110	130,867
5.88%, 02/01/29	280	336,472
4.13%, 06/15/29	3,505	3,915,162
3.50%, 09/01/30	2,325	2,463,082
2.38%, 07/15/31	8,450	8,304,483
Humana, Inc.
3.85%, 10/01/24	2,395	2,591,502
4.50%, 04/01/25	1,985	2,204,270
Legacy LifePoint Health LLC(a)
6.75%, 04/15/25	110	115,594
4.38%, 02/15/27	195	194,513
LifePoint Health, Inc., 5.38%, 01/15/29(a)	960	933,600
Magellan Health, Inc., 4.90%, 09/22/24	1,000	1,098,750
McKesson Corp., 0.90%, 12/03/25	2,515	2,475,069
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(a)	2,570	2,663,933
ModivCare, Inc., 5.88%, 11/15/25(a)	6,205	6,561,787
Molina Healthcare, Inc., 4.38%, 06/15/28(a)	1,520	1,581,378
Owens & Minor, Inc., 4.50%, 03/31/29(a)	760	767,600
Prime Healthcare Services, Inc., 7.25%, 11/01/25(a)	840	900,900
Select Medical Corp., 6.25%, 08/15/26(a)	5,325	5,599,770
Teleflex, Inc.
4.63%, 11/15/27	250	260,625
4.25%, 06/01/28(a)	75	77,932
Tenet Healthcare Corp.
6.75%, 06/15/23	75	80,850
4.63%, 07/15/24	124	125,860

Security	Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
7.50%, 04/01/25(a)	$280	$297,150
4.88%, 01/01/26(a)	600	620,952
6.25%, 02/01/27(a)	100	103,750
5.13%, 11/01/27(a)	300	312,750
4.63%, 06/15/28(a)	2,514	2,604,906
6.13%, 10/01/28(a)	1,938	2,035,821
UnitedHealth Group, Inc.
3.10%, 03/15/26	50	54,218
3.85%, 06/15/28	2,200	2,489,050
2.00%, 05/15/30	585	586,631

		95,824,906

Health Care Technology — 0.3%
Catalent Pharma Solutions, Inc.(a)
5.00%, 07/15/27	10	10,388
3.13%, 02/15/29	850	834,657
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	3,025	3,139,496
IQVIA, Inc.(a)
5.00%, 10/15/26	1,200	1,229,844
5.00%, 05/15/27	1,000	1,038,680
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	9,015	9,032,666
MEDNAX, Inc., 6.25%, 01/15/27(a)	200	210,250
Syneos Health, Inc., 3.63%, 01/15/29(a)	485	483,642
US Acute Care Solutions LLC, 6.38%, 03/01/26(a)	975	1,028,625

		17,008,248

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
5.75%, 04/15/25	1,295	1,359,556
3.88%, 01/15/28	4,510	4,554,423
4.00%, 10/15/30	2,775	2,747,250
Affinity Gaming, 6.88%, 12/15/27(a)	175	184,052
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)	375	390,135
Boyd Gaming Corp., 4.75%, 12/01/27	1,625	1,674,871
Boyne USA, Inc., 4.75%, 05/15/29(a)	480	495,600
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25	915	963,273
8.13%, 07/01/27	650	730,746
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
5.75%, 07/01/25	90	94,880
5.25%, 10/15/25(f)	1,412	1,431,203
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)	1,475	1,388,344
Cedar Fair LP, 5.25%, 07/15/29	15	15,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	310	322,013
Darden Restaurants, Inc., 3.85%, 05/01/27	10	11,093
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)	144	154,074
Everi Holdings, Inc., 5.00%, 07/15/29(a)	510	522,587
Full House Resorts, Inc., 8.25%, 02/15/28(a)	390	419,250
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	3,460	3,858,177
5.38%, 04/15/26	4,450	5,059,427
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	50,065
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(a)	45	47,025
4.88%, 01/15/30	375	402,285

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued)
4.00%, 05/01/31(a)	$1,585	$1,608,775
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	270	275,400
4.88%, 07/01/31	665	667,494
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	51,689
International Game Technology PLC(a)
4.13%, 04/15/26	525	545,669
5.25%, 01/15/29	1,565	1,672,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	625	652,506
Marriott International, Inc., Series EE, 5.75%, 05/01/25	170	194,409
Marriott Ownership Resorts, Inc.(a)
6.13%, 09/15/25(f)	530	559,812
4.50%, 06/15/29	780	789,750
McDonald’s Corp., 1.45%, 09/01/25	105	106,562
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	1,200	1,219,800
MGM China Holdings Ltd., 5.88%, 05/15/26(a)	1,500	1,532,156
MGM Resorts International
7.75%, 03/15/22	100	102,750
6.75%, 05/01/25	500	526,875
5.50%, 04/15/27	98	106,330
4.75%, 10/15/28	500	526,875
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	360	366,750
Penn National Gaming, Inc., 4.13%, 07/01/29(a)	1,955	1,932,322
Scientific Games International, Inc.(a)
8.63%, 07/01/25	790	855,518
5.00%, 10/15/25	25	25,719
7.00%, 05/15/28	1,100	1,186,625
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	1,000	1,009,375
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	1,250	1,331,250
Starbucks Corp.
1.30%, 05/07/22	160	160,956
3.55%, 08/15/29	40	44,314
Studio City Finance Ltd.(a)
6.00%, 07/15/25	675	668,250
5.00%, 01/15/29	595	548,516
Travel + Leisure Co.
3.90%, 03/01/23	100	102,500
5.65%, 04/01/24	100	107,970
6.00%, 04/01/27	300	332,467
4.63%, 03/01/30(a)	100	102,750
Vail Resorts, Inc., 6.25%, 05/15/25(a)	1,000	1,057,500
Vista Outdoor, Inc., 4.50%, 03/15/29(a)	5,080	5,151,476
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)	1,000	1,043,930
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
4.25%, 05/30/23	50	50,375
5.50%, 03/01/25	150	153,000
5.25%, 05/15/27	300	302,994
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	577,208
5.13%, 12/15/29	400	376,000

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	$700	$705,250
Yum! Brands, Inc.
4.75%, 01/15/30(a)	800	867,056
4.63%, 01/31/32	4,822	5,147,485

		62,222,737

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	1,660	1,669,337
Beazer Homes USA, Inc.
5.88%, 10/15/27	100	104,750
7.25%, 10/15/29	2,560	2,819,200
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(a)
6.25%, 09/15/27	285	299,612
4.88%, 02/15/30	600	612,000
Century Communities, Inc.
6.75%, 06/01/27	1,750	1,868,107
3.88%, 08/15/29(a)	1,845	1,863,450
Empire Communities Corp., 7.00%, 12/15/25(a)	525	548,625
Forestar Group, Inc., 3.85%, 05/15/26(a)	1,775	1,772,781
KB Home, 4.80%, 11/15/29	300	327,000
Lennar Corp., 4.13%, 01/15/22	100	100,000
LGI Homes, Inc., 4.00%, 07/15/29(a)	4,221	4,210,447
M/I Homes, Inc.
4.95%, 02/01/28	1,087	1,137,274
3.95%, 02/15/30(a)	960	962,400
Mattamy Group Corp.(a)
5.25%, 12/15/27	40	41,800
4.63%, 03/01/30	310	316,775
Meritage Homes Corp.
6.00%, 06/01/25	1,500	1,695,000
5.13%, 06/06/27	2,100	2,338,875
NCR Corp.(a)
5.00%, 10/01/28	500	510,905
5.13%, 04/15/29	3,255	3,356,719
6.13%, 09/01/29	2,250	2,441,250
Newell Brands, Inc.
4.70%, 04/01/26	850	937,151
5.88%, 04/01/36	550	683,128
NVR, Inc., 3.00%, 05/15/30	3,220	3,369,693
Shea Homes LP/Shea Homes Funding Corp.(a)
4.75%, 02/15/28	655	673,831
4.75%, 04/01/29	865	888,788
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)	100	114,000
Tempur Sealy International, Inc.(a)
4.00%, 04/15/29	450	463,500
3.88%, 10/15/31	2,600	2,603,250
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	27,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 06/15/24	50	55,000
Tri Pointe Homes, Inc., 5.70%, 06/15/28	1,450	1,576,875

		40,388,898

Household Products — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24	1,080	1,080,297

14	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products (continued)
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/25(a)	$2,100	$2,252,250
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(a)
5.00%, 12/31/26	355	354,475
7.00%, 12/31/27	730	699,778

		4,386,800

Independent Power and Renewable Electricity Producers — 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	1,000	1,033,500
Calpine Corp.(a)
5.25%, 06/01/26	336	345,653
4.50%, 02/15/28	145	147,900
5.13%, 03/15/28	645	653,213
4.63%, 02/01/29	345	339,825
5.00%, 02/01/31	400	400,000
3.75%, 03/01/31	1,580	1,520,750
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	1,580	1,672,588
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(a)	500	517,188
NRG Energy, Inc.
6.63%, 01/15/27(f)	30	31,079
5.75%, 01/15/28	750	797,813
5.25%, 06/15/29(a)	1,150	1,223,312
3.63%, 02/15/31(a)	1,580	1,551,955
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)	460	475,525
TerraForm Power Operating LLC(a)
4.25%, 01/31/23	550	565,125
5.00%, 01/31/28	75	80,531

		11,355,957

Industrial Conglomerates — 0.0%
Trinity Industries, Inc., 4.55%, 10/01/24	500	529,750

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.(a)
7.00%, 11/15/25	250	254,573
6.00%, 08/01/29	695	686,181
Aflac, Inc.
1.13%, 03/15/26	6,510	6,506,863
3.60%, 04/01/30	2,592	2,898,551
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)
4.25%, 10/15/27	400	404,000
6.75%, 10/15/27	1,000	1,035,000
AmWINS Group, Inc., 4.88%, 06/30/29(a)	125	126,756
Aon Corp., 2.80%, 05/15/30	405	423,084
AssuredPartners, Inc., 5.63%, 01/15/29(a)	550	553,410
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,005	2,175,967
Enstar Group Ltd., 3.10%, 09/01/31	1,805	1,775,872
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(a)	1,005	1,042,075
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,153,216
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	2,945	3,166,493
3.50%, 03/10/25	2,200	2,366,369
4.38%, 03/15/29	2,230	2,589,355
2.25%, 11/15/30	4,215	4,245,365

Security	Par (000)	Value

Insurance (continued)
NMI Holdings, Inc., 7.38%, 06/01/25(a)	$3,000	$3,424,200
Willis North America, Inc.
4.50%, 09/15/28	130	148,899
2.95%, 09/15/29	995	1,040,447

		36,016,676

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(a)	415	420,762
Baidu, Inc, 1.72%, 04/09/26	2,170	2,168,633
Cogent Communications Group, Inc., 3.50%, 05/01/26(a)	1,500	1,520,625
eBay, Inc., 1.90%, 03/11/25	4,150	4,274,623
JD.com, Inc., 3.38%, 01/14/30	200	209,776
Netflix, Inc.
5.50%, 02/15/22	350	355,670
3.63%, 06/15/25(a)	660	701,250
4.88%, 04/15/28	100	115,250
5.88%, 11/15/28	900	1,102,860
6.38%, 05/15/29	500	632,500
5.38%, 11/15/29(a)	500	605,625
4.88%, 06/15/30(a)	1,000	1,177,500

		13,285,074

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	1,500	1,548,825
3.60%, 11/28/24	550	588,841
Amazon.com, Inc., 2.10%, 05/12/31	4,090	4,142,995

		6,280,661

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	153	181,862
Expedia Group, Inc.
3.60%, 12/15/23	795	841,495
2.95%, 03/15/31	250	252,640
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	1,000	1,042,500
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	350	363,125
Match Group Holdings II LLC(a)
4.63%, 06/01/28	2,335	2,441,184
5.63%, 02/15/29	35	37,668
4.13%, 08/01/30	1,930	2,009,613
3.63%, 10/01/31(e)	2,465	2,435,740
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	761,955
TripAdvisor, Inc., 7.00%, 07/15/25(a)	60	63,600
Uber Technologies, Inc.(a)
7.50%, 05/15/25	395	421,070
8.00%, 11/01/26	550	581,281
7.50%, 09/15/27	2,500	2,729,687
6.25%, 01/15/28	820	879,442
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,614,249
4.75%, 07/15/27	1,150	1,209,685
2.70%, 06/15/31	885	899,461

		19,766,257

IT Services — 0.7%
Booz Allen Hamilton, Inc.(a)
3.88%, 09/01/28	4,175	4,279,876
4.00%, 07/01/29	525	538,125
Camelot Finance SA, 4.50%, 11/01/26(a)	1,380	1,433,475

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Citrix Systems, Inc., 1.25%, 03/01/26	$5,040	$4,957,692
Fair Isaac Corp., 4.00%, 06/15/28(a)	1,090	1,117,250
Gartner, Inc.(a)
4.50%, 07/01/28	3,552	3,729,600
3.63%, 06/15/29	930	937,068
3.75%, 10/01/30	2,795	2,876,614
International Business Machines Corp., 3.00%, 05/15/24	150	159,117
j2 Global, Inc., 4.63%, 10/15/30(a)	10,212	10,850,250
KBR, Inc., 4.75%, 09/30/28(a)	6,000	6,075,000
Presidio Holdings, Inc.(a)
4.88%, 02/01/27	230	237,475
8.25%, 02/01/28	35	37,669
Rackspace Technology Global, Inc.(a)
3.50%, 02/15/28	300	289,566
5.38%, 12/01/28	475	466,687
Science Applications International Corp., 4.88%, 04/01/28(a)	170	175,687
Unisys Corp., 6.88%, 11/01/27(a)	7,090	7,745,825
Verisk Analytics, Inc., 4.00%, 06/15/25	50	55,077
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	185	184,075

		46,146,128

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	157,845

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.88%, 07/15/23	690	727,715
2.10%, 06/04/30	600	593,948
2.30%, 03/12/31	750	750,763

		2,072,426

Machinery — 0.3%
Caterpillar Financial Services Corp.
1.95%, 11/18/22	1,525	1,553,924
0.45%, 09/14/23	3,970	3,979,707
0.80%, 11/13/25	7,610	7,563,477
Deere & Co., 2.75%, 04/15/25	150	158,803
Hillenbrand, Inc.
5.75%, 06/15/25	775	817,625
3.75%, 03/01/31	680	675,036
Otis Worldwide Corp.
2.29%, 04/05/27	65	67,523
2.57%, 02/15/30	125	128,326
Terex Corp., 5.00%, 05/15/29(a)	3,050	3,160,563
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	200	204,345
TK Elevator US Newco Inc., 5.25%, 07/15/27(a)	910	953,657
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	2,305	2,445,880

		21,708,866

Media — 1.7%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	2,525	2,631,656
Altice Financing SA(a)
5.00%, 01/15/28	455	438,722
5.75%, 08/15/29	2,065	2,000,221
Altice France Holding SA(a) 10.50%, 05/15/27	400	437,440

Security	Par (000)	Value

Media (continued)
Altice France Holding SA(a) (continued)
6.00%, 02/15/28	$455	$437,016
AMC Networks, Inc.
4.75%, 08/01/25	1,025	1,050,625
4.25%, 02/15/29	1,725	1,716,375
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	206,250
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26(a)	2,050	2,091,000
Block Communications, Inc., 4.88%, 03/01/28(a)	60	61,350
Cable One, Inc., 4.00%, 11/15/30(a)	275	273,969
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(a)	250	260,328
5.00%, 02/01/28(a)	100	104,390
5.38%, 06/01/29(a)	100	108,000
4.75%, 03/01/30(a)	3,405	3,559,842
4.50%, 08/15/30(a)	810	835,693
4.25%, 02/01/31(a)	420	427,287
4.50%, 05/01/32	4,500	4,635,000
4.50%, 06/01/33(a)	3,550	3,612,906
4.25%, 01/15/34(a)	6,830	6,765,969
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	1,640	1,681,668
4.50%, 02/01/24	6,920	7,486,800
4.91%, 07/23/25	4,250	4,779,654
3.75%, 02/15/28	400	438,061
2.25%, 01/15/29(e)	2,765	2,762,824
5.05%, 03/30/29	500	585,443
2.30%, 02/01/32	1,105	1,052,373
CSC Holdings LLC
5.25%, 06/01/24	200	214,236
6.50%, 02/01/29(a)	900	974,655
5.75%, 01/15/30(a)	400	406,690
4.63%, 12/01/30(a)	800	758,380
3.38%, 02/15/31(a)	1,100	1,023,000
4.50%, 11/15/31(a)	1,240	1,224,500
5.00%, 11/15/31(a)	465	445,679
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)	800	828,000
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)
5.38%, 08/15/26	1,000	660,000
6.63%, 08/15/27	500	218,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(a)	345	360,094
DISH DBS Corp.
5.88%, 07/15/22	100	103,063
5.00%, 03/15/23	450	466,313
5.88%, 11/15/24	475	510,758
7.75%, 07/01/26	1,075	1,213,917
7.38%, 07/01/28	2,010	2,131,555
Embarq Corp., 8.00%, 06/01/36	2,625	2,815,024
Fox Corp., 4.03%, 01/25/24	35	37,553
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	90,313
5.00%, 05/01/28	2,275	2,388,750
6.75%, 05/01/29	165	173,869
GCI LLC, 4.75%, 10/15/28(a)	1,310	1,375,240
Gray Television, Inc.(a)
5.88%, 07/15/26	14	14,452

16	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gray Television, Inc.(a) (continued)
4.75%, 10/15/30	$300	$294,750
HC2 Holdings, Inc., 8.50%, 02/01/26(a)	670	666,650
Hughes Satellite Systems Corp.
5.25%, 08/01/26	135	152,213
6.63%, 08/01/26	309	351,341
iHeartCommunications, Inc.(a)
5.25%, 08/15/27	629	653,569
4.75%, 01/15/28	1,150	1,185,075
Lamar Media Corp.
4.00%, 02/15/30	250	257,375
3.63%, 01/15/31	135	135,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	500	530,000
Liberty Interactive LLC, 8.25%, 02/01/30	1,177	1,309,412
Meredith Corp., 6.50%, 07/01/25	150	160,500
Midas OpCo Holdings LLC, 5.63%, 08/15/29(a)	1,005	1,039,924
News Corp., 3.88%, 05/15/29(a)	1,535	1,577,212
Nexstar Media, Inc., 4.75%, 11/01/28(a)	500	518,680
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
5.00%, 08/15/27	25	25,641
4.25%, 01/15/29	310	307,257
4.63%, 03/15/30	150	150,318
Radiate Holdco LLC/Radiate Finance, Inc.(a)
4.50%, 09/15/26	645	665,962
6.50%, 09/15/28	300	305,898
Sable International Finance Ltd., 5.75%, 09/07/27(a)	400	420,000
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	600	595,140
4.13%, 12/01/30	680	664,700
Sirius XM Radio, Inc.(a)
3.13%, 09/01/26	2,580	2,615,475
5.00%, 08/01/27	500	522,500
4.00%, 07/15/28	665	676,222
5.50%, 07/01/29	625	675,781
4.13%, 07/01/30	945	949,382
3.88%, 09/01/31	3,490	3,409,294
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	805	825,044
TEGNA, Inc.
4.75%, 03/15/26(a)	2,570	2,680,831
4.63%, 03/15/28	3,590	3,670,236
5.00%, 09/15/29	5,385	5,546,819
Telesat Canada/Telesat LLC(a)
5.63%, 12/06/26	595	571,200
4.88%, 06/01/27	1,000	920,000
6.50%, 10/15/27	4,235	3,670,517
Townsquare Media, Inc., 6.88%, 02/01/26(a)	680	713,361
Univision Communications, Inc.(a)
5.13%, 02/15/25	15	15,219
9.50%, 05/01/25	85	92,225
6.63%, 06/01/27	900	977,625
Videotron Ltd., 5.13%, 04/15/27(a)	500	517,500
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	695	712,705
Virgin Media Secured Finance PLC(a)
5.50%, 05/15/29	1,000	1,054,000
4.50%, 08/15/30	1,000	1,016,250

Security	Par (000)	Value

Media (continued)
Walt Disney Co., 1.65%, 09/01/22	$230	$233,020
WMG Acquisition Corp., 3.00%, 02/15/31(a)	1,575	1,537,594

		114,445,070

Metals & Mining — 0.9%
Alcoa Nederland Holding BV(a)
5.50%, 12/15/27	1,000	1,072,600
6.13%, 05/15/28	1,200	1,300,500
4.13%, 03/31/29	1,760	1,831,509
Allegheny Technologies, Inc.
5.88%, 12/01/27	50	52,875
4.88%, 10/01/29	1,240	1,244,650
5.13%, 10/01/31	435	438,349
ArcelorMittal SA
4.55%, 03/11/26	2,250	2,510,004
4.25%, 07/16/29	750	825,336
Arconic Corp.(a)
6.00%, 05/15/25	500	525,110
6.13%, 02/15/28	4,566	4,840,051
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	664	717,950
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(a)	1,074	1,232,415
5.88%, 06/01/27	1,000	1,035,000
4.63%, 03/01/29(a)	500	510,625
4.88%, 03/01/31(a)	1,290	1,331,925
Commercial Metals Co., 5.38%, 07/15/27	1,000	1,049,405
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	475	504,094
Constellium SE(a)
5.63%, 06/15/28	250	262,649
3.75%, 04/15/29	250	243,480
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(a)	1,065	1,126,184
Freeport-McMoRan, Inc.
5.00%, 09/01/27	100	104,250
4.13%, 03/01/28	200	207,250
4.38%, 08/01/28	315	329,569
5.25%, 09/01/29	50	54,313
4.25%, 03/01/30	750	794,062
4.63%, 08/01/30	1,000	1,081,250
5.40%, 11/14/34	100	120,125
5.45%, 03/15/43	1,925	2,370,156
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	25	25,488
IAMGOLD Corp., 5.75%, 10/15/28(a)	545	538,869
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)	1,687	1,870,461
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	2,400	2,478,000
Mineral Resources Ltd., 8.13%, 05/01/27(a)	850	923,219
Novelis Corp.(a)
3.25%, 11/15/26	2,675	2,712,931
4.75%, 01/30/30	185	194,750
3.88%, 08/15/31	1,075	1,063,229
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	6,690	6,666,752
2.15%, 08/15/30	2,000	1,955,338
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)(e)	80	82,000
Southern Copper Corp., 3.88%, 04/23/25	200	216,287
Taseko Mines Ltd., 7.00%, 02/15/26(a)	4,600	4,663,250

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
United States Steel Corp.
6.25%, 03/15/26	$575	$592,969
6.88%, 03/01/29	1,065	1,135,519
Vale Overseas Ltd.
6.25%, 08/10/26	2,000	2,368,600
3.75%, 07/08/30	3,440	3,550,768

		58,754,116

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
New Residential Investment Corp., 6.25%, 10/15/25	500	503,883
Starwood Property Trust, Inc., 5.50%, 11/01/23	2,730	2,863,715

		3,367,598

Multi-line Retail — 0.1%
Bath & Body Works, Inc.
9.38%, 07/01/25(a)	101	128,143
6.69%, 01/15/27	1,300	1,498,250
5.25%, 02/01/28	3,610	3,981,830
7.50%, 06/15/29	50	57,024
6.63%, 10/01/30(a)	1,465	1,662,775
6.88%, 11/01/35	1,655	2,077,025
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(a)	320	331,840
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(a)	125	135,997
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)	230	244,087

		10,116,971

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	45	48,713
5.75%, 05/20/27	100	113,000
National Fuel Gas Co.
5.50%, 01/15/26	2,600	2,994,807
3.95%, 09/15/27	40	43,006
2.95%, 03/01/31	605	612,598
NiSource, Inc., 0.95%, 08/15/25	4,330	4,278,277
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	54,156
Southwest Gas Corp., 2.20%, 06/15/30	25	24,652

		8,169,209

Offshore Drilling & Other Services(a) — 0.1%
Entegris, Inc.
4.38%, 04/15/28	2,325	2,435,437
3.63%, 05/01/29	1,575	1,606,717

		4,042,154

Oil, Gas & Consumable Fuels — 3.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	226,800
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 01/15/28	1,500	1,554,375
5.38%, 06/15/29	3,150	3,244,500
Antero Resources Corp.(a)
8.38%, 07/15/26	68	77,026
7.63%, 02/01/29	1,544	1,726,192
5.38%, 03/01/30	1,040	1,095,276
Apache Corp.
4.63%, 11/15/25	480	516,000
4.88%, 11/15/27	1,680	1,832,074
4.25%, 01/15/30	745	802,752

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp. (continued)
5.10%, 09/01/40	$2,250	$2,519,955
Arcosa, Inc., 4.38%, 04/15/29(a)	430	435,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
8.25%, 12/31/28	385	419,650
5.88%, 06/30/29	380	388,256
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	275	276,031
Buckeye Partners LP
4.15%, 07/01/23	100	103,000
4.13%, 03/01/25(a)	500	518,130
3.95%, 12/01/26	100	102,000
4.50%, 03/01/28(a)	130	131,950
5.85%, 11/15/43	400	400,360
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	475	514,188
Canadian Natural Resources Ltd.
2.95%, 01/15/23	600	617,303
3.85%, 06/01/27	600	656,246
Cenovus Energy, Inc., 5.38%, 07/15/25	92	104,793
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	4,700	5,315,799
5.88%, 03/31/25	5,525	6,241,209
5.13%, 06/30/27	500	578,053
3.70%, 11/15/29	1,660	1,801,432
Cheniere Energy Partners LP
4.50%, 10/01/29	395	419,936
3.25%, 01/31/32(a)	1,690	1,695,577
Cheniere Energy, Inc., 4.63%, 10/15/28	2,500	2,634,375
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	110	114,950
Chevron Corp.
1.55%, 05/11/25	1,480	1,513,196
2.00%, 05/11/27	140	144,411
2.24%, 05/11/30	170	174,291
Chevron USA, Inc., 3.85%, 01/15/28	910	1,027,489
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	130	132,012
CNX Resources Corp.(a)
7.25%, 03/14/27	2,380	2,533,986
6.00%, 01/15/29	685	724,388
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)	1,000	1,007,500
Comstock Resources, Inc.(a)
7.50%, 05/15/25	18	18,712
6.75%, 03/01/29	1,645	1,776,600
Continental Resources, Inc.
4.50%, 04/15/23	61	63,211
4.38%, 01/15/28	1,510	1,670,437
5.75%, 01/15/31(a)	565	682,944
4.90%, 06/01/44	450	504,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(a)
5.63%, 05/01/27	4,250	4,374,100
6.00%, 02/01/29	5,910	6,184,153
CrownRock LP/CrownRock Finance, Inc.(a)
5.63%, 10/15/25	275	281,449
5.00%, 05/01/29	310	323,671
CVR Energy, Inc., 5.25%, 02/15/25(a)	500	495,000
DCP Midstream Operating LP
5.38%, 07/15/25	2,130	2,353,650
5.13%, 05/15/29	500	562,629
8.13%, 08/16/30	1,000	1,350,000

18	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP (continued)
6.75%, 09/15/37(a)	$50	$64,500
5.60%, 04/01/44	610	710,650
Devon Energy Corp.(a)
5.25%, 10/15/27	325	345,443
5.88%, 06/15/28	191	210,535
4.50%, 01/15/30	195	212,528
Diamondback Energy, Inc.
0.90%, 03/24/23	1,055	1,054,680
3.13%, 03/24/31	845	877,419
Dycom Industries, Inc., 4.50%, 04/15/29(a)	495	497,091
Enbridge, Inc.
4.00%, 10/01/23	2,000	2,118,174
3.50%, 06/10/24	1,690	1,801,651
Energy Transfer LP, 4.05%, 03/15/25	2,495	2,691,436
EnLink Midstream LLC
5.63%, 01/15/28(a)	385	409,925
5.38%, 06/01/29	1,700	1,798,557
EnLink Midstream Partners LP
4.85%, 07/15/26	1,200	1,259,640
5.60%, 04/01/44	100	95,500
5.45%, 06/01/47	800	771,872
EQM Midstream Partners LP
4.13%, 12/01/26	1,500	1,540,800
6.50%, 07/01/27(a)	415	466,771
4.50%, 01/15/29(a)	630	653,625
6.50%, 07/15/48	425	483,438
EQT Corp.
7.38%, 02/01/25	775	887,026
3.90%, 10/01/27	1,000	1,082,230
5.00%, 01/15/29	880	990,836
7.50%, 02/01/30	250	321,800
3.63%, 05/15/31(a)	855	890,910
Exxon Mobil Corp.
2.02%, 08/16/24	300	312,154
2.99%, 03/19/25	950	1,013,470
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25	1,183	1,177,085
8.00%, 01/15/27	935	946,688
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	3,150	3,269,605
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,443,278
Hess Corp., 4.30%, 04/01/27	1,255	1,393,878
Hess Midstream Operations LP(a)
5.63%, 02/15/26	1,200	1,245,000
5.13%, 06/15/28	1,050	1,096,777
4.25%, 02/15/30	1,230	1,243,837
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
5.75%, 10/01/25	50	50,563
6.25%, 11/01/28	120	124,346
6.00%, 02/01/31	1,065	1,094,288
ITT Holdings LLC, 6.50%, 08/01/29(a)	930	938,138
Kinder Morgan, Inc., 5.63%, 11/15/23(a)	681	741,310
MasTec, Inc., 4.50%, 08/15/28(a)	960	1,002,000
Matador Resources Co., 5.88%, 09/15/26	1,195	1,235,271
MEG Energy Corp.(a)
6.50%, 01/15/25	34	34,985
7.13%, 02/01/27	250	262,453
5.88%, 02/01/29	525	536,813
MPLX LP
4.88%, 12/01/24	443	490,688

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
1.75%, 03/01/26	$8,000	$8,049,262
2.65%, 08/15/30	940	943,227
Murphy Oil Corp.
5.75%, 08/15/25	75	77,417
5.88%, 12/01/27	1,462	1,521,576
6.38%, 07/15/28	1,580	1,670,850
6.38%, 12/01/42	300	302,289
Murphy Oil USA, Inc.
5.63%, 05/01/27	500	522,500
4.75%, 09/15/29	900	952,875
3.75%, 02/15/31(a)	815	820,094
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,615	3,479,437
6.50%, 09/30/26	4,500	4,303,125
Northern Oil and Gas, Inc., 8.13%, 03/01/28(a)	3,565	3,808,311
NuStar Logistics LP
6.00%, 06/01/26	95	102,600
5.63%, 04/28/27	50	53,250
6.38%, 10/01/30	500	550,000
Oasis Petroleum, Inc., 6.38%, 06/01/26(a)	4,225	4,425,687
Occidental Petroleum Corp.
2.90%, 08/15/24	2,750	2,799,225
5.50%, 12/01/25	420	465,150
8.50%, 07/15/27	265	331,894
3.50%, 08/15/29	817	830,987
8.88%, 07/15/30	415	563,748
6.63%, 09/01/30	4,500	5,546,250
6.13%, 01/01/31	340	408,162
6.45%, 09/15/36	2,700	3,396,937
4.40%, 04/15/46	1,250	1,246,687
4.40%, 08/15/49	500	490,625
ONEOK Partners LP
3.38%, 10/01/22	650	663,581
4.90%, 03/15/25	520	576,638
ONEOK, Inc.
2.75%, 09/01/24	155	162,463
2.20%, 09/15/25	4,510	4,607,621
6.35%, 01/15/31	2,330	2,982,842
Ovintiv Exploration, Inc., 5.38%, 01/01/26	2,000	2,261,324
Ovintiv, Inc., 6.50%, 08/15/34	3,710	5,003,599
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	167,400
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	500	513,129
PDC Energy, Inc., 6.13%, 09/15/24	3,000	3,045,000
Pioneer Natural Resources Co.
0.55%, 05/15/23	1,485	1,486,510
0.75%, 01/15/24	2,080	2,077,881
PowerTeam Services LLC, 9.03%, 12/04/25(a)	650	705,250
Range Resources Corp.
5.00%, 03/15/23	100	103,750
9.25%, 02/01/26	2,540	2,768,727
8.25%, 01/15/29(a)	475	534,399
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)(e)	670	680,050
Rockies Express Pipeline LLC(a)
4.80%, 05/15/30	300	312,327
6.88%, 04/15/40	300	333,000
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	755	802,349
5.75%, 05/15/24	2,200	2,450,160
Shell International Finance BV, 2.00%, 11/07/24	790	821,092

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 10.00%, 01/15/25(a)	$1,129	$1,259,264
Southwestern Energy Co.
4.10%, 03/15/22	100	100,250
6.45%, 01/23/25	1,450	1,596,551
7.75%, 10/01/27	100	108,030
8.38%, 09/15/28	2,265	2,565,633
5.38%, 02/01/29(a)	310	331,641
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26	100	102,010
6.00%, 04/15/27	100	104,125
5.88%, 03/15/28	5,750	6,066,250
4.50%, 05/15/29	1,990	2,018,396
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 01/15/28	650	665,438
6.00%, 12/31/30	755	773,498
6.00%, 09/01/31	1,000	1,005,000
Talos Production, Inc., 12.00%, 01/15/26	2,720	2,911,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	285	297,647
6.88%, 01/15/29	200	224,095
5.50%, 03/01/30	350	382,703
4.88%, 02/01/31	850	916,938
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	1,100	1,175,905
Transocean, Inc., 11.50%, 01/30/27(a)	500	515,000
Tutor Perini Corp., 6.88%, 05/01/25(a)	2,300	2,351,750
Venture Global Calcasieu Pass LLC(a)
3.88%, 08/15/29	625	643,781
4.13%, 08/15/31	575	599,438
Western Midstream Operating LP
4.65%, 07/01/26	750	811,208
4.75%, 08/15/28	500	545,143
5.30%, 02/01/30	1,700	1,878,500
5.45%, 04/01/44	1,500	1,722,960
5.30%, 03/01/48	1,250	1,440,625
6.50%, 02/01/50	285	335,382
Williams Cos., Inc.
3.60%, 03/15/22	770	776,967
4.00%, 09/15/25	3,000	3,287,601

		225,085,448

Personal Products — 0.0%
Coty, Inc., 5.00%, 04/15/26(a)	1,465	1,496,541

Pharmaceuticals — 0.6%
AbbVie, Inc.
3.38%, 11/14/21	300	301,041
3.45%, 03/15/22	1,670	1,684,917
2.90%, 11/06/22	600	616,218
2.30%, 11/21/22	1,120	1,143,088
2.60%, 11/21/24	7,210	7,579,368
3.80%, 03/15/25	1,730	1,878,525
AstraZeneca PLC
3.50%, 08/17/23	100	105,674
3.38%, 11/16/25	1,150	1,254,743
0.70%, 04/08/26	1,200	1,174,810
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	26,630

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.(a)
5.75%, 08/15/27	$600	$628,500
7.00%, 01/15/28	2,000	2,049,400
5.00%, 01/30/28	135	128,077
7.25%, 05/30/29	1,125	1,152,956
5.25%, 01/30/30	85	79,263
5.25%, 02/15/31	450	413,825
Bristol-Myers Squibb Co., 3.55%, 08/15/22	600	617,062
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)	460	476,592
CVS Health Corp.
3.50%, 07/20/22	1,000	1,019,796
2.63%, 08/15/24	85	89,253
1.30%, 08/21/27	825	812,101
Elanco Animal Health, Inc., 5.90%, 08/28/28	1,000	1,170,000
Jazz Securities DAC, 4.38%, 01/15/29(a)	4,962	5,142,121
Johnson & Johnson, 0.95%, 09/01/27	335	328,334
Merck & Co., Inc., 0.75%, 02/24/26	1,095	1,080,286
Novartis Capital Corp., 2.20%, 08/14/30	180	184,549
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	2,630	2,762,421
Viatris, Inc.(a)
1.13%, 06/22/22	1,330	1,337,027
1.65%, 06/22/25	370	373,702
Zoetis, Inc.
3.00%, 09/12/27	250	269,167
3.90%, 08/20/28	250	280,929
2.00%, 05/15/30	2,215	2,194,473

		38,354,848

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.40%, 07/08/24	1,710	1,825,820
1.65%, 03/25/26	4,960	5,030,473
salesforce.com, Inc., 1.95%, 07/15/31	660	656,870
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,500	2,775,601

		10,288,764

Professional Services — 0.0%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29	1,355	1,355,000

Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	5,250	5,987,171
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	1,102	1,151,590
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	200	203,000
Howard Hughes Corp.(a)
5.38%, 08/01/28	2,250	2,370,937
4.38%, 02/01/31	1,730	1,740,224
Hunt Cos., Inc., 5.25%, 04/15/29(a)	1,767	1,731,660
Kennedy-Wilson, Inc., 5.00%, 03/01/31	1,750	1,789,375
Realogy Group LLC/Realogy Co-Issuer Corp.(a)
7.63%, 06/15/25	200	213,590
9.38%, 04/01/27	150	164,813
5.75%, 01/15/29	1,150	1,192,849

		16,545,209

Road & Rail — 0.0%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	228,000

20	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Kansas City Southern, 2.88%, 11/15/29	$45	$47,232
Union Pacific Corp., 2.95%, 03/01/22	300	303,439
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27(a)	600	642,000

		1,220,671

Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	600	642,750
Analog Devices, Inc.
2.50%, 12/05/21	25	25,050
2.95%, 04/01/25	80	85,337
1.70%, 10/01/28(e)	1,770	1,773,747
2.10%, 10/01/31(e)	1,335	1,337,853
Atkore, Inc., 4.25%, 06/01/31(a)	2,515	2,590,450
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	125	137,365
Broadcom, Inc.
4.70%, 04/15/25	8,105	9,029,957
3.15%, 11/15/25	520	555,767
4.25%, 04/15/26	100	111,140
3.46%, 09/15/26	2,189	2,365,148
1.95%, 02/15/28(a)	2,460	2,428,996
Flex Ltd., 3.75%, 02/01/26	100	108,701
Honeywell International, Inc., 2.30%, 08/15/24	380	398,157
Intel Corp., 3.40%, 03/25/25	2,850	3,079,952
Jabil, Inc.
4.70%, 09/15/22	1,000	1,039,810
1.70%, 04/15/26	2,580	2,593,528
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,265,334
Micron Technology, Inc.
2.50%, 04/24/23	2,000	2,058,560
4.64%, 02/06/24	925	1,003,237
4.66%, 02/15/30	550	634,838
NVIDIA Corp., 2.85%, 04/01/30	25	26,790
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(a)	980	1,008,885
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	4,295	4,478,343
ON Semiconductor Corp., 3.88%, 09/01/28(a)	2,886	2,979,795
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	27,531
Sensata Technologies, Inc.(a)
4.38%, 02/15/30	1,275	1,371,849
3.75%, 02/15/31	500	503,420
Skyworks Solutions, Inc.
0.90%, 06/01/23	3,595	3,602,026
1.80%, 06/01/26	5,000	5,066,251
Synaptics, Inc., 4.00%, 06/15/29(a)	500	511,535
Texas Instruments, Inc.
1.38%, 03/12/25	315	320,555
1.13%, 09/15/26	905	904,222
1.75%, 05/04/30	220	217,741
1.90%, 09/15/31	2,870	2,849,301

		57,133,921

Software — 0.6%
Activision Blizzard, Inc., 1.35%, 09/15/30	260	240,967
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)	2,440	2,452,200
Boxer Parent Co., Inc., 7.13%, 10/02/25(a)	135	144,092
CDK Global, Inc., 5.25%, 05/15/29(a)	1,300	1,404,169
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	260	259,129
Elastic NV, 4.13%, 07/15/29(a)	3,010	3,025,050
Electronic Arts, Inc., 1.85%, 02/15/31	745	720,469

Security	Par (000)	Value

Software (continued)
Intuit, Inc.
0.95%, 07/15/25	$1,015	$1,013,826
1.35%, 07/15/27	740	736,159
1.65%, 07/15/30	555	540,793
MSCI, Inc.(a)
4.00%, 11/15/29	3,745	3,964,831
3.63%, 09/01/30	1,700	1,757,375
3.88%, 02/15/31	1,415	1,483,981
3.25%, 08/15/33	3,125	3,160,813
Nuance Communications, Inc., 5.63%, 12/15/26	3,550	3,674,250
Open Text Corp., 3.88%, 02/15/28(a)	305	311,100
PTC, Inc.(a)
3.63%, 02/15/25	50	50,750
4.00%, 02/15/28	1,045	1,072,431
Roper Technologies, Inc.
0.45%, 08/15/22	275	275,467
3.65%, 09/15/23	830	879,303
2.35%, 09/15/24	90	94,233
1.00%, 09/15/25	590	586,848
2.00%, 06/30/30	75	73,432
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	4,700	4,962,883
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	3,615	3,759,600
Vmware, Inc., 4.50%, 05/15/25	540	601,465

		37,245,616

Specialty Retail — 0.3%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25(a)	1,500	1,636,470
Gap, Inc.(a)
8.88%, 05/15/27	3,500	4,073,125
3.63%, 10/01/29	1,710	1,714,275
3.88%, 10/01/31	1,390	1,390,000
Magic Mergeco, Inc.(a)
5.25%, 05/01/28	745	768,467
7.88%, 05/01/29	580	602,751
QVC, Inc.
4.38%, 03/15/23	200	208,600
4.85%, 04/01/24	200	216,000
4.45%, 02/15/25	700	749,000
4.75%, 02/15/27	700	742,000
4.38%, 09/01/28	1,100	1,137,125
5.45%, 08/15/34	500	531,410
5.95%, 03/15/43	500	525,000
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	25,613
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	2,730	2,782,484

		17,102,320

Technology Hardware, Storage & Peripherals — 0.7%
Adobe, Inc.
1.90%, 02/01/25	175	180,722
2.15%, 02/01/27	490	513,398
2.30%, 02/01/30	2,130	2,203,169
Apple, Inc.
1.80%, 09/11/24	340	351,869
1.40%, 08/05/28	2,390	2,351,517
Dell International LLC/EMC Corp.
7.13%, 06/15/24(a)	1,500	1,533,750
4.00%, 07/15/24	1,600	1,730,877
5.85%, 07/15/25	6,340	7,376,009

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp. (continued)
6.02%, 06/15/26	$5,500	$6,542,402
4.90%, 10/01/26	4,250	4,895,830
6.20%, 07/15/30	785	1,004,228
Dell, Inc., 6.50%, 04/15/38	500	656,700
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	2,520	2,699,279
4.65%, 10/01/24	600	662,819
4.90%, 10/15/25	5,480	6,202,149
HP, Inc.
2.20%, 06/17/25	2,230	2,301,295
1.45%, 06/17/26(a)	5,905	5,873,334
3.40%, 06/17/30	500	531,928
NetApp, Inc.
1.88%, 06/22/25	315	322,685
2.38%, 06/22/27	30	31,297
Western Digital Corp., 4.75%, 02/15/26	100	110,752

		48,076,009

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(a)
4.25%, 03/15/29	2,600	2,675,582
4.13%, 08/15/31	2,070	2,085,525
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	54,150
NIKE, Inc.
2.40%, 03/27/25	2,125	2,230,011
2.85%, 03/27/30	1,671	1,796,860
Ralph Lauren Corp., 1.70%, 06/15/22	805	813,085
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	1,315	1,328,150

		10,983,363

Thrifts & Mortgage Finance — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)	2,000	2,024,850
LD Holdings Group LLC, 6.13%, 04/01/28(a)	1,300	1,225,250
MGIC Investment Corp., 5.25%, 08/15/28	4,000	4,268,200
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	685	717,058
5.50%, 08/15/28	640	659,200
5.13%, 12/15/30	1,455	1,458,216
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	750	748,867
Radian Group, Inc.
4.50%, 10/01/24	50	53,312
6.63%, 03/15/25	2,095	2,338,544
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	1,000	1,008,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(a)(e)	4,220	4,123,784
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	2,010	1,951,517

		20,577,548

Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25	5,370	5,567,846
4.80%, 02/14/29	70	80,443
3.40%, 05/06/30	265	280,421
BAT International Finance PLC, 3.95%, 06/15/25(a) .	660	716,762
Philip Morris International, Inc.
2.38%, 08/17/22	2,110	2,145,680
2.50%, 08/22/22	690	704,069
2.13%, 05/10/23	500	512,550

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
2.88%, 05/01/24	$500	$527,599
3.25%, 11/10/24.	25	26,855
1.50%, 05/01/25	630	639,278
3.13%, 08/17/27	50	54,228
3.38%, 08/15/29	50	54,915
2.10%, 05/01/30	790	784,993
Reynolds American, Inc., 4.45%, 06/12/25	6,000	6,614,525
Turning Point Brands, Inc., 5.63%, 02/15/26(a)	2,050	2,137,125
Vector Group Ltd.(a)
10.50%, 11/01/26	1,350	1,420,875
5.75%, 02/01/29	7,035	7,035,000

		29,303,164

Transportation Infrastructure — 0.1%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/29(a)	3,405	3,358,181
United Parcel Service, Inc., 4.45%, 04/01/30	2,470	2,939,868

		6,298,049

Utilities — 0.1%
Essential Utilities, Inc.
3.57%, 05/01/29	55	60,084
2.70%, 04/15/30	220	226,902
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	900	914,787
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	490	510,825
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	595	637,635
TransAlta Corp., 6.50%, 03/15/40	200	235,500
Vistra Operations Co. LLC(a)
5.63%, 02/15/27	100	103,506
5.00%, 07/31/27	1,500	1,548,750

		4,237,989

Wireless Telecommunication Services — 0.8%
Altice France SA(a)
7.38%, 05/01/26	200	207,520
5.13%, 01/15/29	280	274,400
5.50%, 10/15/29(e)	1,870	1,851,080
America Movil SAB de CV, 2.88%, 05/07/30	4,730	4,917,308
American Tower Corp.
2.25%, 01/15/22	750	754,019
1.30%, 09/15/25	515	515,101
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	200	210,250
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	26,242
Crown Castle International Corp.
3.20%, 09/01/24	640	681,085
1.35%, 07/15/25	3,105	3,119,651
4.45%, 02/15/26	5,000	5,599,295
2.50%, 07/15/31	1,125	1,124,088
EPR Properties, 3.75%, 08/15/29	548	564,839
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23	850	918,737
5.30%, 01/15/29	515	602,118
4.00%, 01/15/31	180	194,148
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)	1,580	1,595,800
iStar, Inc., 4.25%, 08/01/25	550	571,302
SBA Communications Corp.
4.88%, 09/01/24	200	203,345

22	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Communications Corp. (continued)
3.13%, 02/01/29(a)	$300	$289,875
3.88%, 02/15/27	100	103,625
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,287
Sprint Corp.
7.88%, 09/15/23	750	838,013
7.13%, 06/15/24	1,500	1,707,300
7.63%, 02/15/25	500	584,490
7.63%, 03/01/26	25	30,293
T-Mobile USA, Inc., 3.50%, 04/15/25	13,500	14,543,649
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
7.13%, 12/15/24	500	510,625
7.88%, 02/15/25	1,500	1,584,900
VICI Properties LP/VICI Note Co., Inc.(a)
3.75%, 02/15/27	615	636,525
4.63%, 12/01/29	100	107,500
4.13%, 08/15/30	300	318,000
Vmed O2 UK Financing I PLC(a)
4.25%, 01/31/31	500	498,750
4.75%, 07/15/31	6,300	6,436,584

		52,146,744

Total Corporate Bonds — 39.7% (Cost: $2,662,083,781)		2,692,352,885

	Shares

Investment Companies

Equity Funds — 2.2%
BlackRock Liquid Environmentally Aware Fund(g)	149,989,888	150,064,883

Total Investment Companies — 2.2% (Cost: $150,124,806)		150,064,883

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 10.4%
Connecticut Avenue Securities Trust(a)(b)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	$34,569	34,767,470
Series 2018-R07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	2,272	2,278,816
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	29,076	29,240,325
Series 2019-R01, Class 2M2C, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	13,781	13,789,227
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.39%, 08/25/31	11,601	11,680,368
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 09/25/31	9,384	9,440,663
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 06/25/39	21,023	21,075,950
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 07/25/39	11,201	11,229,866

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	$28,772	$28,858,802
Series 2019-R06, Class 2M2C, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	16,432	16,488,536
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.19%, 10/25/39	25,212	25,486,537
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 2.14%, 01/25/40	46,409	46,711,509
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.09%, 01/25/40	34,827	34,984,592
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 3.74%, 02/25/40	19,393	20,223,234
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.74%, 02/25/40	2,950	3,091,036
Fannie Mae(b)
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	4,693	4,832,647
Series 2017-C01, Class 1M2C, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	3,350	3,486,955
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C02, Class 2M2C, (1 mo. LIBOR US + 3.65%), 3.74%, 09/25/29	5,990	6,241,030
Series 2017-C03, Class 1M2C, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29	2,410	2,488,399
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.85%), 2.94%, 11/25/29	4,064	4,172,530
Series 2017-C04, Class 2M2C, (1 mo. LIBOR US + 2.85%), 2.94%, 11/25/29	10,956	11,219,499
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	2,531	2,586,829
Series 2017-C06, Class 1B1, (1 mo. LIBOR US + 4.15%), 4.24%, 02/25/30	3,453	3,600,075
Series 2017-C06, Class 1M2C, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	5,179	5,251,149
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.54%, 02/25/30	4,103	4,308,498
Series 2017-C06, Class 2M2C, (1 mo. LIBOR US + 2.80%), 2.89%, 02/25/30	3,642	3,705,915
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.09%, 05/25/30	1,680	1,752,234
Series 2017-C07, Class 1M2C, (1 mo. LIBOR US + 2.40%), 2.49%, 05/25/30	11,672	11,776,814
Series 2017-C07, Class 2B1, (1 mo. LIBOR US + 4.45%), 4.54%, 05/25/30	3,973	4,116,312
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	12,350	12,483,681
Series 2018-C02, Class 2M2C, (1 mo. LIBOR US + 2.20%), 2.29%, 08/25/30	10,000	10,101,119
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 3.84%, 10/25/30	22,635	23,609,247
Series 2018-C03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 10/25/30	21,723	22,010,079
Series 2018-C03, Class 1M2C, (1 mo. LIBOR US + 2.15%), 2.24%, 10/25/30	7,157	7,201,778
Series 2018-C05, Class 1M2, (1 mo. LIBOR US + 2.35%), 2.44%, 01/25/31	11,329	11,493,549

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities(b) (continued)
Series 2018-C06, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 03/25/31	$5,333	$5,385,825
Freddie Mac(b)
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.65%), 2.74%, 12/25/29	5,504	5,626,308
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50(a)	9,764	9,837,506
Series 2020-HQA5, Class M2, (30 day SOFR + 2.60%), 2.65%, 11/25/50(a)	4,500	4,563,627
Series 2021-DNA1, Class B1, (30 day SOFR + 2.65%), 2.70%, 01/25/51(a)	4,750	4,772,713
Series 2021-DNA5, Class B1, (30 day SOFR + 3.05%), 3.10%, 01/25/34(a)	4,500	4,595,863
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.70%, 01/25/34(a)	6,260	6,311,143
Freddie Mac STACR REMIC Trust(b)
Series 2018-HQA1, Class B1, (1 mo. LIBOR US + 4.35%), 4.44%, 09/25/30	5,000	5,221,149
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 02/25/50(a)	16,530	16,661,732
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.09%, 06/25/50(a)	13,643	13,708,034
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.95%, 12/25/50(a)	6,202	6,204,235
Series 2020-DNA6, Class M2, (30 day SOFR + 2.00%), 2.05%, 12/25/50(a)	10,916	11,003,385
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.19%, 03/25/50(a)	60,691	61,573,934
Series 2021-HQA1, Class M2, (30 day SOFR + 2.25%), 2.30%, 08/25/33(a)	16,200	16,392,880
Series 2021-HQA2, Class M2, (30 day SOFR + 2.05%), 2.10%, 12/25/33(a)	20,400	20,585,279
Freddie Mac STACR Trust, Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 0.89%, 12/25/30(a)(b)	167	166,803
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2B, (1 mo. LIBOR US + 1.80%), 1.89%, 07/25/30(b)	11,839	11,860,267
Series 2018-HQA1, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 09/25/30(b)	31,522	31,920,865
Series 2018-SPI1, Class M2, 3.73%, 02/25/48(a) .	299	298,165
Series 2018-SPI2, Class M2, 3.81%, 05/25/48(a) .	447	446,421
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.15%, 11/25/50(a)(b)	1,208	1,207,986
STACR Trust(a)(b)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 09/25/48	4	4,039
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	131	130,934

		704,264,363

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.0%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	$160	$171,261
COMM Mortgage Trust
Series 2012-LC4, Class A4, 3.29%, 12/10/44	577	576,609
Series 2015-CR22, Class A2, 2.86%, 03/10/48	520	520,134

		1,268,004

Total Non-Agency Mortgage-Backed Securities — 10.4% (Cost: $701,508,590)		705,532,367

Preferred Securities

Capital Trust — 0.0%

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(b)	200	244,651

Total Preferred Securities — 0.0% (Cost: $229,921)		244,651

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(b) — 8.4%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 5.79%, 04/25/28	45	47,439
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/29	3,812	3,951,123
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.54%, 01/25/29	72	74,188
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 5.84%, 07/25/29	6,845	7,480,197
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	3	3,223
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 5.59%, 09/25/29	9,756	10,677,546
Series 2017-C02, Class 2M2, (1 mo. LIBOR US + 3.65%), 3.74%, 09/25/29	17,582	18,184,030
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 4.94%, 10/25/29	14,032	15,217,969
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29	1,500	1,541,484
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 5.14%, 11/25/29	20,428	22,309,178
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 3.69%, 01/25/30	20,174	21,030,888
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	10	10,330
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	21,392	21,752,670
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	47	47,412
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 2.89%, 02/25/30	15,962	16,323,734
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 05/25/30	7,587	7,697,076
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.59%, 05/25/30	5,016	5,092,869

24	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/30	$22,212	$22,969,858
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	14,786	14,979,382
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.09%, 08/25/30	16,475	17,097,869
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 0.99%, 08/25/30	2,971	2,943,847
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 2.29%, 08/25/30	25,349	25,679,105
Series 2018-C04, Class 2B1, (1 mo. LIBOR US + 4.50%), 4.59%, 12/25/30	9,428	9,959,313
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 2.64%, 12/25/30	39,152	39,841,129
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/31	3,520	3,704,436
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 03/25/31	3,544	3,581,318
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 11/25/49	16,169	16,210,150
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.79%, 01/25/50	22,304	22,396,931
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 1.99%, 01/25/50	26,249	26,324,667
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 3.24%, 09/25/50	14,635	14,737,007
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 10/25/48	24,231	24,557,022
Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.74%, 01/25/49	17,411	17,675,924
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.54%, 03/25/49	8,367	8,492,831
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 07/25/49	15,266	15,441,317
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.04%, 10/25/49	16,636	16,700,516
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.04%, 11/25/48	450	449,803
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 02/25/49	20,215	20,437,199
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 04/25/49	3,908	3,931,335
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 09/25/49	29,702	29,831,925
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50	2,248	2,267,959
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.74%, 10/25/28	319	331,561
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.04%, 07/25/29	7,731	8,345,793

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.24%, 10/25/29	$5,000	$5,462,130
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.54%, 03/25/30	4,948	5,230,646
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.59%, 03/25/30	250	256,397
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 4.84%, 12/25/29	4,180	4,473,095
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.54%, 04/25/30	1,981	2,084,477
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.24%, 07/25/30	17,922	18,278,617
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.89%, 07/25/30	11,616	11,710,350

		567,825,265

Mortgage-Backed Securities — 44.5%
Ginnie Mae, 3.00%, 03/20/46	3,474	3,660,654
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 10/01/51	113,093	119,197,459
3.00%, 05/20/45 - 10/01/51	129,770	135,759,302
2.50%, 12/20/46 - 10/01/51	141,843	146,436,812
4.00%, 11/20/47 - 10/01/51	60,464	64,207,036
4.50%, 10/20/48 - 10/01/51	37,078	39,614,596
5.00%, 12/20/48 - 10/01/51	10,573	11,386,992
1.50%, 10/01/51	3,450	3,390,838
2.00%, 10/01/51	134,575	136,514,773
5.50%, 10/21/51	650	718,631
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 3.34%, 10/15/49(a)(b)	13,940	14,068,709
Uniform Mortgage-Backed Securities(h)
2.50%, 10/14/21 - 11/01/51	511,748	529,600,509
3.00%, 03/01/30 - 11/01/51(i)	371,245	393,525,209
2.00%, 12/01/35 - 10/01/51	706,057	712,280,003
1.50%, 10/01/36 - 10/01/51	167,975	166,255,862
3.50%, 10/01/36 - 10/01/51	246,333	262,052,948
4.00%, 10/01/36 - 02/01/57	164,996	177,240,089
4.50%, 10/01/36 - 10/01/51	67,261	72,919,284
5.00%, 02/01/41 - 10/01/51	18,625	20,477,888
5.50%, 10/01/51	2,350	2,627,135

		3,011,934,729

Total U.S. Government Sponsored Agency Securities — 52.9% (Cost: $3,579,025,397)		3,579,759,994

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.13%, 08/15/44	600	718,055

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.88%, 02/28/22 - 03/31/22	$9,000	$9,073,438
1.50%, 08/15/26	10,000	10,251,562

Total U.S. Treasury Obligations — 0.3% (Cost: $19,526,914)		20,043,055

Total Long-Term Investments — 116.2% (Cost: $7,822,968,343)		7,870,939,866

	Shares

Short-Term Securities

Money Market Funds — 14.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(j)	956,866,567	956,866,567

Total Short-Term Securities — 14.1% (Cost: $956,866,567)		956,866,567

Total Investments Before TBA Sale Commitments — 130.3% (Cost: $8,779,834,910)		8,827,806,433

	Par (000)

TBA Sale Commitments(h)

Mortgage-Backed Securities — (16.1)%
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/17/34	$(43,325)	(45,567,407)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 10/19/36 - 10/14/51	$(89,525)	$(87,498,046)
2.00%, 10/19/36 - 10/14/51	(402,900)	(405,167,920)
2.50%, 10/19/35 - 10/14/51	(296,050)	(305,775,954)
3.00%, 10/14/51	(239,425)	(250,526,465)

Total TBA Sale Commitments — (16.1)% (Proceeds: $(1,100,533,504))		(1,094,535,792)

Total Investments, Net of TBA Sale Commitments — 114.2% (Cost: $7,679,301,406)		7,733,270,641

Liabilities in Excess of Other Assets — (14.2)%		(961,486,712)

Net Assets — 100.0%		$6,771,783,929

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	When-issued security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Affiliate of the Fund.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquid Environmentally Aware Fund	$149,989,991	$74,894		$—	$—	$(2)	$150,064,883	149,989,888	$74,894	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	284,922,233	671,944,334	(a)	—	—	—	956,866,567	956,866,567	—	—

					$—	$(2)	$1,106,931,450		$74,894	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	78	12/08/21	$13,729	$(188,904)

26	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Euro OAT	168	12/08/21	$32,294	$(552,853)
10-Year Australian Treasury Bonds	5,571	12/15/21	569,788	(10,369,609)
Russell 1000 E-Mini Value Index	2,601	12/17/21	200,264	162,510
10-Year Canadian Bond	4,863	12/20/21	549,612	(11,913,740)
10-Year U.S. Ultra Long Treasury Note	568	12/21/21	82,617	(1,521,684)
U.S. Long Bond	175	12/21/21	27,913	(800,166)
Ultra U.S. Treasury Bond	1,461	12/21/21	279,873	(9,087,486)
5-Year U.S. Treasury Note	4,810	12/31/21	590,653	(160,566)

				(34,432,498)

Short Contracts
Euro Bund	1,432	12/08/21	281,690	4,333,257
10-Year U.S. Treasury Note	9,514	12/21/21	1,253,172	14,889,250
Long Gilt	2,223	12/29/21	374,858	6,277,106
2-Year U.S. Treasury Note	580	12/31/21	127,645	83,591

				25,583,204

				$(8,849,294)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,687,210	AUD	7,820,000	Morgan Stanley & Co. International PLC	12/15/21	$31,880
USD	369,761	AUD	510,000	Royal Bank of Canada	12/15/21	935
USD	1,179,458	AUD	1,630,000	Royal Bank of Canada	12/15/21	662
USD	1,722,040	CAD	2,180,000	Morgan Stanley & Co. International PLC	12/15/21	921
USD	11,685,767	CAD	14,800,000	State Street Bank and Trust Co.	12/15/21	1,105
USD	4,760,662	EUR	4,030,000	Citibank N.A.	12/15/21	85,602
USD	672,029	HKD	5,230,000	BNP Paribas SA	12/15/21	73
USD	1,593,076	MXN	32,060,000	State Street Bank and Trust Co.	12/15/21	55,900
USD	168,286	PLN	650,000	Goldman Sachs International	12/15/21	4,896
USD	154,388	PLN	600,000	HSBC Bank USA N.A.	12/15/21	3,566

						185,540

USD	3,749,674	AUD	5,200,000	State Street Bank and Trust Co.	12/15/21	(10,903)
USD	1,146,465	CAD	1,460,000	Morgan Stanley & Co. International PLC	12/15/21	(6,211)
USD	479,834	CAD	610,000	Royal Bank of Canada	12/15/21	(1,764)

						(18,878)

						$166,662

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.66%	Monthly	1-Month MXIBOR, 20.73%	Monthly	03/16/22	(a)	03/10/27	MXN	2,587,350	$3,362,261	$1,173	$3,361,088
7.15%	Monthly	1-Month MXIBOR, 20.73%	Monthly	03/16/22	(a)	03/10/27	MXN	333,340	102,927	152	102,775
7.31%	Monthly	1-Month MXIBOR, 20.73%	Monthly	03/16/22	(a)	03/10/27	MXN	263,990	(5,223)	118	(5,341)
7.39%	Monthly	1-Month MXIBOR, 20.73%	Monthly	03/16/22	(a)	03/10/27	MXN	279,320	(52,118)	127	(52,245)
6-Month EURIBOR, (0.54%)	Semi-Annual	(0.13%)	Annual	03/16/22	(a)	03/16/27	EUR	24,570	(1,898)	320	(2,218)
3-Month STIBOR, (0.65%)	Quarterly	0.48%	Annual	03/16/22	(a)	03/16/27	SEK	265,740	(210,079)	341	(210,420)
3-Month STIBOR, (0.65%)	Quarterly	0.50%	Annual	03/16/22	(a)	03/16/27	SEK	175,390	(116,242)	225	(116,467)
3-Month STIBOR, (0.65%)	Quarterly	0.53%	Annual	03/16/22	(a)	03/16/27	SEK	252,770	(120,153)	324	(120,477)
3-Month STIBOR, (0.65%)	Quarterly	0.55%	Annual	03/16/22	(a)	03/16/27	SEK	250,720	(94,972)	324	(95,296)
3-Month STIBOR, (0.65%)	Quarterly	0.59%	Annual	03/16/22	(a)	03/16/27	SEK	189,120	(31,897)	242	(32,139)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.59%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	15,010	$235,706	$232	$235,474
3-Month STIBOR, (0.65%)	Quarterly	0.61%	Annual	03/16/22	(a)	03/16/27	SEK	204,130	(8,345)	261	(8,606)
0.64%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	18,330	218,189	281	217,908
6-Month LIBOR, 0.16%	Annual	0.78%	Annual	03/16/22	(a)	03/16/27	USD	40,310	(408,785)	449	(409,234)
0.80%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	18,310	31,408	276	31,132
6-Month LIBOR, 0.16%	Annual	0.83%	Annual	03/16/22	(a)	03/16/27	USD	212,770	(1,690,235)	183,051	(1,873,286)
SGD OVERNIGHT SIBOR Rate, 0.59%	Semi-Annual	0.84%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	101,394	(1,238,638)	842	(1,239,480)
SGD OVERNIGHT SIBOR Rate, 0.59%	Semi-Annual	0.85%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	95,354	(1,113,249)	791	(1,114,040)
SGD OVERNIGHT SIBOR Rate, 0.59%	Semi-Annual	0.85%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	196,823	(2,344,054)	1,632	(2,345,686)
3-Month HIBOR, 0.14%	Quarterly	0.95%	Quarterly	03/16/22	(a)	03/16/27	HKD	138,700	(239,046)	163	(239,209)
3-Month HIBOR, 0.14%	Quarterly	0.95%	Quarterly	03/16/22	(a)	03/16/27	HKD	51,300	(89,385)	60	(89,445)
6-Month BBR, 0.05%	Semi-Annual	0.95%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	31,420	(262,689)	256	(262,945)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	413,210	(687,394)	484	(687,878)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	139,860	(227,811)	164	(227,975)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	169,790	(283,525)	199	(283,724)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	171,780	(259,214)	202	(259,416)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	170,490	(263,721)	200	(263,921)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	170,490	(264,797)	200	(264,997)
6-Month BBR, 0.05%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	21,090	(151,321)	173	(151,494)
6-Month BBR, 0.05%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	21,090	(155,799)	173	(155,972)
6-Month BBR, 0.05%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	26,690	(192,446)	215	(192,661)
3-Month HIBOR, 0.14%	Quarterly	0.99%	Quarterly	03/16/22	(a)	03/16/27	HKD	171,780	(251,628)	202	(251,830)
3-Month HIBOR, 0.14%	Quarterly	0.99%	Quarterly	03/16/22	(a)	03/16/27	HKD	108,380	(157,049)	127	(157,176)
6-Month BBR, 0.05%	Semi-Annual	0.99%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	70,690	(489,688)	578	(490,266)
6-Month BBR, 0.05%	Semi-Annual	1.01%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	14,355	(89,280)	118	(89,398)
6-Month BBR, 0.05%	Semi-Annual	1.01%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	14,355	(89,026)	118	(89,144)
6-Month LIBOR, 0.16%	Annual	1.01%	Annual	03/16/22	(a)	03/16/27	USD	18,100	22,818	202	22,616
6-Month BBR, 0.05%	Semi-Annual	1.02%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	52,800	(313,438)	430	(313,868)
6-Month BBR, 0.05%	Semi-Annual	1.05%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	66,550	(331,473)	540	(332,013)
6-Month BBR, 0.05%	Semi-Annual	1.16%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	22,740	(23,934)	182	(24,116)
6-Month BBR, 0.05%	Semi-Annual	1.18%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	24,190	(4,915)	195	(5,110)
3-Month HIBOR, 0.14%	Quarterly	1.19%	Quarterly	03/16/22	(a)	03/16/27	HKD	153,708	(27,348)	180	(27,528)
3-Month HIBOR, 0.14%	Quarterly	1.19%	Quarterly	03/16/22	(a)	03/16/27	HKD	102,472	(18,879)	120	(18,999)
1.42%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	38,320	426,037	338	425,699
1.43%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	107,870	1,135,453	951	1,134,502
1.44%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	63,730	657,448	560	656,888
1.45%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	27,010	271,421	240	271,181
1.45%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	25,670	259,425	226	259,199
1.46%	Semi-Annual	3-Month Canada Bank Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	459,120	4,320,409	(525,713)	4,846,122
6-Month WIBOR, 0.21%	Semi-Annual	1.82%	Annual	03/16/22	(a)	03/16/27	PLN	51,220	(158,733)	121	(158,854)
6-Month WIBOR, 0.21%	Semi-Annual	1.83%	Annual	03/16/22	(a)	03/16/27	PLN	59,000	(177,905)	137	(178,042)
6-Month WIBOR, 0.21%	Semi-Annual	1.85%	Annual	03/16/22	(a)	03/16/27	PLN	72,170	(196,906)	167	(197,073)
6.41%	Quarterly	3-Month Canada Bank Acceptance, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	181,380	120,562	113	120,449
6.46%	Quarterly	3-Month Canada Bank Acceptance, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	237,440	124,495	147	124,348
6.68%	Quarterly	3-Month Canada Bank Acceptance, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	212,030	(16,639)	130	(16,769)

									$(1,571,318)	$(325,941)	$(1,245,377)

(a)	Forward Swap.

28	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund									Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date		Notional Amount (000)	Value
		3-Month KRW		Nomura International
1.58%	Quarterly	CDC, 1.04%	Quarterly	PLC	03/16/22	(a)	03/16/27	KRW	137,971,052	$1,848,757	$—	$1,848,757
		3-Month KRW
1.58%	Quarterly	CDC, 1.04%	Quarterly	Citibank N.A.	03/16/22	(a)	03/16/27	KRW	102,235,770	1,353,007	—	1,353,007
		3-Month KRW
1.58%	Quarterly	CDC, 1.04%	Quarterly	HSBC Bank PLC	03/16/22	(a)	03/16/27	KRW	159,159,105	2,106,342	—	2,106,342
		3-Month KRW		Nomura International
1.63%	Quarterly	CDC, 1.04%	Quarterly	PLC	03/16/22	(a)	03/16/27	KRW	226,076,693	2,501,125	—	2,501,125

										$7,809,231	$—	$7,809,231

(a)	Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	01/19/22	$51,803,933	$(4,562,752	)(c)	$47,317,286	22.0%
	Monthly	Barclays Bank PLC(d)	01/19/22	29,628,305	1,032,170	(e)	29,698,502	20.4
	Monthly	Merrill Lynch International(f)	02/17/23	9,146,936	(2,532,478	)(g)	6,286,775	2.7
	Monthly	Merrill Lynch International(h)	02/17/23	5,089,302	(1,280,783	)(i)	3,626,280	2.3
Morgan Stanley & Co.
	Monthly	International PLC(j)	10/05/22	46,347,455	6,831,425	(k)	52,230,574	24.7
Morgan Stanley & Co.
	Monthly	International PLC(l)	10/05/22	35,865,535	(3,902,648	)(m)	31,796,511	22.9

					$(4,415,066)		$170,955,928

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(76,105) of net dividends and financing fees.
(e)	Amount includes $961,973 of net dividends and financing fees.
(g)	Amount includes $327,683 of net dividends and financing fees.
(i)	Amount includes $182,239 of net dividends and financing fees.
(k)	Amount includes $948,306 of net dividends and financing fees.
(m)	Amount includes $166,376 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-20 basis points	finan15-28 basis points	20 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
	20-47 basis points	0 basis points	0 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Fed Funds Effective Rate
		(FEDL01)	(FEDL01)

29

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	41,147	$14,199,830	30.0%
Northrop Grumman Corp.	54,509	19,631,416	41.5
Raytheon Technologies Corp.	3,050	262,178	0.6

		34,093,424

Air Freight & Logistics
United Parcel Service, Inc., Class B	77,406	14,095,633	29.8

Airlines
Delta Air Lines, Inc.	306,929	13,078,245	27.6

Auto Components
Goodyear Tire & Rubber Co.	1,202,110	21,277,347	45.0

Automobiles
Ford Motor Co.	387,658	5,489,237	11.6

Building Products
Johnson Controls International PLC	99,628	6,782,674	14.3

Chemicals
Dow, Inc	196,162	11,291,085	23.9
Eastman Chemical Co.	92,033	9,271,404	19.6
Olin Corp.	147,586	7,121,025	15.0

		27,683,514

Communications Equipment
Motorola Solutions Inc.	21,051	4,890,568	10.3

Consumer Finance
American Express Co.	76,651	12,841,342	27.1
Capital One Financial Corp.	131,898	21,363,519	45.2
Onemain Holdings Inc.	24,085	1,332,623	2.8

		35,537,484

Containers & Packaging
International Paper Co.	161,669	9,040,530	19.1
Westrock Co.	366,313	18,253,377	38.6

		27,293,907

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	76,399	20,852,343	44.1

Diversified Telecommunication Services
AT&T, Inc.	314,473	8,493,916	17.9

Electric Utilities
American Electric Power Co., Inc.	101,575	8,245,858	17.4
Exelon Corp.	143,146	6,919,678	14.6
FirstEnergy Corp.	110,552	3,937,862	8.3
Nrg Energy Inc.	409,811	16,732,583	35.4

		35,835,981

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	22,860	2,566,949	5.4

Security	Shares	Value	% of Basket Value

Energy Equipment & Services
Halliburton Co.	7,532	$162,842	0.3%

Equity Real Estate Investment Trusts (REITs)
Equity Residential.	234,992	19,015,553	40.2
Iron Mountain Inc.	65,100	2,828,595	6.0

		21,844,148

Food & Staples Retailing
Kroger Co.	197,233	7,974,130	16.9
Walmart, Inc.	106,018	14,776,789	31.2

		22,750,919

Food Products
Campbell Soup Co.	116,940	4,889,261	10.3
Mondelez International Inc A	57,467	3,343,430	7.1
Tyson Foods, Inc., Class A	20,975	1,655,767	3.5

		9,888,458

Health Care Providers & Services
Cardinal Health Inc.	62,083	3,070,625	6.5
CVS Health Corp.	85,470	7,252,984	15.3
DaVita, Inc.	6,044	702,676	1.5
McKesson Corp.	59,199	11,803,097	24.9
Quest Diagnostics, Inc.	83,565	12,142,830	25.7
Tenet Healthcare Corp.	152,985	10,164,323	21.5

		45,136,535

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	133,760	8,461,657	17.9
Expedia Group Inc.	30,664	5,025,830	10.6
McDonald’s Corp.	29,164	7,031,732	14.9
MGM Resorts International	388,331	16,756,483	35.4
Yum Brands Inc.	45,659	5,584,552	11.8

		42,860,254

Household Durables
Lennar Corp., Class A	8,491	795,437	1.7
Toll Brothers, Inc.	158,315	8,753,236	18.5
Whirlpool Corp.	47,671	9,718,210	20.5

		19,266,883

Household Products
Procter + Gamble Co/the	34,731	4,855,394	10.3

Insurance
Allstate Corp	53,693	6,835,656	14.5
American International Group, Inc.	278,382	15,280,388	32.3
Hartford Financial Services Group, Inc.	67,553	4,745,598	10.0
Loews Corp.	170,453	9,192,530	19.4
Marsh + Mclennan Cos	36,127	5,470,712	11.6
Prudential Financial Inc.	32,980	3,469,496	7.3

		44,994,380

IT Services
DXC Technology Co.	352,247	11,839,022	25.0

Media
Omnicom Group, Inc.	100,659	7,293,751	15.4
ViacomCBS, Inc., Class B	548,249	21,661,318	45.8

		28,955,069

30	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Metals & Mining
Barrick Gold Corp.	645,723	$11,655,300	24.6%
Newmont Corp.	147,276	7,997,087	16.9

		19,652,387

Multi-line Retail
Kohl’s Corp.	330,326	15,555,051	32.8
Target Corp.	27,874	6,376,735	13.5

		21,931,786

Oil, Gas & Consumable Fuels
APA Corp.	563,734	12,080,820	25.5
Kinder Morgan, Inc.	1,378,005	23,054,024	48.7
Marathon Petroleum Corp.	105,850	6,542,588	13.8
Murphy Oil Corp.	305,762	7,634,877	16.2
Occidental Petroleum Corp.	341,048	10,088,200	21.3
Ovintiv, Inc.	215,998	7,102,014	15.0
Tc Energy Corp.	216,396	10,406,484	22.0
Williams Cos., Inc.	449,575	11,661,975	24.7

		88,570,982

Pharmaceuticals
Bristol-Myers Squibb Co.	78,030	4,617,035	9.8
Johnson & Johnson	63,644	10,278,506	21.7
Pfizer, Inc.	241,846	10,401,797	22.0

		25,297,338

Road & Rail
CSX Corp.	330,489	9,828,743	20.8
Norfolk Southern Corp.	53,931	12,902,992	27.3
Ryder System, Inc.	74,505	6,162,309	13.0
Union Pacific Corp.	42,047	8,241,632	17.4

		37,135,676

Semiconductors & Semiconductor Equipment
Amkor Technology Inc.	45,599	1,137,695	2.4

Specialty Retail
AutoZone, Inc.	9,948	16,891,605	35.7
Bath + Body Works Inc.	71,283	4,492,967	9.5
Home Depot, Inc.	15,761	5,173,706	10.9
Lowe S Cos Inc.	115,775	23,486,116	49.7

		50,044,394

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	64,381	6,698,199	14.2
HP, Inc.	248,102	6,788,071	14.3

		13,486,270

Tobacco
Altria Group, Inc.	76,582	3,486,013	7.4

Total Reference Entity — Long		771,267,667

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(70,932)	(15,600,784)	(33.0)
Howmet Aerospace, Inc.	(132,414)	(4,131,317)	(8.7)
TransDigm Group, Inc.	(14,808)	(9,248,632)	(19.5)

		(28,980,733)

Security	Shares	Value	% of Basket Value

Airlines
American Airlines Group, Inc.	(1,246,378)	$(25,575,677)	(54.1)%
Southwest Airlines Co.	(225,808)	(11,613,305)	(24.5)
United Airlines Holdings Inc.	(245,370)	(11,672,251)	(24.7)

		(48,861,233)

Automobiles
General Motors Co.	(134,185)	(7,072,891)	(14.9)
Tesla, Inc.	(10,847)	(8,411,632)	(17.8)

		(15,484,523)

Chemicals
Ashland Global Holdings, Inc.	(164,838)	(14,690,363)	(31.0)
Corteva Inc.	(173,874)	(7,316,618)	(15.5)
Sherwin-Williams Co.	(33,921)	(9,488,721)	(20.1)

		(31,495,702)

Consumer Finance
Ally Financial Inc.	(135,629)	(6,923,860)	(14.6)
Navient Corp.	(130,746)	(2,579,619)	(5.5)

		(9,503,479)

Containers & Packaging
Ball Corp.	(127,374)	(11,459,839)	(24.2)
Packaging Corp Of America	(40,800)	(5,607,552)	(11.9)

		(17,067,391)

Diversified Telecommunication Services
Verizon Communications, Inc.	(173,055)	(9,346,701)	(19.8)

Electric Utilities
Southern Co.	(86,226)	(5,343,425)	(11.3)

Entertainment
Netflix, Inc.	(22,908)	(13,981,669)	(29.5)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(458,590)	(7,488,775)	(15.8)
Simon Property Group, Inc.	(18,824)	(2,446,555)	(5.2)
Weyerhaeuser Co.	(290,214)	(10,322,912)	(21.8)

		(20,258,242)

Food Products
Conagra Brands, Inc.	(308,122)	(10,436,092)	(22.0)
General Mills, Inc.	(290,022)	(17,349,116)	(36.7)
Kraft Heinz Co.	(362,534)	(13,348,502)	(28.2)
Lamb Weston Holdings, Inc.	(82,354)	(5,054,065)	(10.7)

		(46,187,775)

Health Care Equipment & Supplies
Baxter International Inc.	(184,470)	(14,836,922)	(31.4)
Boston Scientific Corp.	(288,127)	(12,501,831)	(26.4)

		(27,338,753)

Health Care Providers & Services
Hca Healthcare Inc.	(44,117)	(10,708,078)	(22.6)
UnitedHealth Group, Inc.	(33,584)	(13,122,612)	(27.7)
Universal Health Services, Inc., Class B	(113,336)	(15,682,303)	(33.2)

		(39,512,993)

Hotels, Restaurants & Leisure
Carnival Corp.	(1,047,957)	(26,209,405)	(55.4)
Darden Restaurants, Inc.	(102,476)	(15,522,040)	(32.8)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Marriott International, Inc.	(36,836)	$(5,455,043)	(11.5)%
Royal Caribbean Cruises Ltd.	(72,432)	(6,442,826)	(13.6)

		(53,629,314)

Household Durables
Dr Horton Inc.	(128,180)	(10,763,274)	(22.8)
MDC Holdings, Inc.	(14,461)	(675,618)	(1.4)
Newell Brands Inc.	(324,355)	(7,181,220)	(15.2)
PulteGroup, Inc.	(138,327)	(6,351,976)	(13.4)

		(24,972,088)

Independent Power and Renewable Electricity Producers
AES Corp.	(211,848)	(4,836,490)	(10.2)
Vistra Corp.	(667,457)	(11,413,514)	(24.1)

		(16,250,004)

Industrial Conglomerates
General Electric Co.	(92,738)	(9,554,796)	(20.2)

Insurance
Lincoln National Corp.	(147,852)	(10,164,825)	(21.5)
Metlife Inc.	(61,622)	(3,803,926)	(8.0)

		(13,968,751)

IT Services
Intl Business Machines Corp.	(42,771)	(5,942,175)	(12.6)

Machinery
Deere + Co.	(50,334)	(16,865,413)	(35.6)

Media
Altice USA, Inc., Class A	(421,266)	(8,728,631)	(18.4)
Charter Communications, Inc., Class A	(11,688)	(8,503,721)	(18.0)
Comcast Corp., Class A	(325,843)	(18,224,399)	(38.5)
DISH Network Corp., Class A	(123,036)	(5,347,145)	(11.3)

		(40,803,896)

Metals & Mining
Teck Resources Ltd., Class B	(45,941)	(1,144,390)	(2.4)
United States Steel Corp.	(850,364)	(18,682,497)	(39.5)

		(19,826,887)

Multi-line Retail
Nordstrom, Inc.	(467,377)	(12,362,122)	(26.1)

Multi-Utilities
Dominion Energy, Inc.	(158,754)	(11,592,217)	(24.5)
Sempra Energy	(79,132)	(10,010,198)	(21.2)

		(21,602,415)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(6,923)	(252,966)	(0.5)
ConocoPhillips	(369,961)	(25,072,257)	(53.0)
Devon Energy Corp.	(761,694)	(27,047,754)	(57.2)
Enbridge Inc.	(108,990)	(4,337,802)	(9.2)
Hess Corp.	(2,787)	(217,693)	(0.5)
Pioneer Natural Resources Co.	(73,150)	(12,180,207)	(25.7)
Targa Resources Corp.	(185,858)	(9,146,072)	(19.3)
Valero Energy Corp.	(179,934)	(12,697,942)	(26.8)

		(90,952,693)

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bausch Health Cos., Inc.	(617,235)	$(17,189,995)	(36.3)%

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(40,480)	(4,165,392)	(8.8)

Specialty Retail
Best Buy Co., Inc.	(125,997)	(13,319,143)	(28.2)
Gap, Inc.	(73,047)	(1,658,167)	(3.5)

		(14,977,310)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(679,343)	(13,702,348)	(29.0)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(870,247)	(13,018,895)	(27.5)
Radian Group, Inc.	(122,925)	(2,792,856)	(5.9)

		(15,811,751)

Trading Companies & Distributors
United Rentals, Inc.	(23,476)	(8,238,433)	(17.4)

Wireless Telecommunication Services
T-Mobile US, Inc.	(76,487)	(9,771,979)	(20.7)

Total Reference Entity — Short		(723,950,381)

Net Value of Reference Entity — Barclays Bank PLC		$47,317,286

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date January 19, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	13,152	$2,578,187	8.7%
Howmet Aerospace, Inc.	288,580	9,003,696	30.3
Huntington Ingalls Industries, Inc.	18,629	3,596,515	12.1
Northrop Grumman Corp.	2,369	853,195	2.9
Textron, Inc.	49,940	3,486,311	11.7

		19,517,904

Auto Components
Goodyear Tire & Rubber Co.	236,806	4,191,466	14.1
Magna International, Inc.	56,911	4,281,984	14.4

		8,473,450

Automobiles
Harley-Davidson, Inc.	267,291	9,785,523	32.9

Beverages
Molson Coors Beverage Co., Class B	17,965	833,217	2.8

Biotechnology
Biogen Inc.	37,392	10,581,562	35.6

32	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Building Products
Carlisle Cos., Inc.	11,653	$2,316,500	7.8%
Johnson Controls Internation	85,804	5,841,537	19.7
Lennox International, Inc.	4,354	1,280,816	4.3
Trane Technologies PLC	50,885	8,785,295	29.6

		18,224,148

Chemicals
Axalta Coating Systems Ltd.	114,078	3,329,937	11.2
Intl Flavors + Fragrances	6,406	856,610	2.9
LyondellBasell Industries NV, Class A	86,937	8,159,038	27.5
Nutrien Ltd.	124,890	8,096,619	27.3
Westlake Chemical Corp.	46,046	4,196,632	14.1

		24,638,836

Construction & Engineering
AECOM	1,513	95,546	0.3

Construction Materials
Vulcan Materials Co.	14,836	2,509,658	8.5

Consumer Finance
American Express Co.	27,177	4,552,962	15.3
Capital One Financial Corp.	68,354	11,071,297	37.3
Onemain Holdings Inc.	60,525	3,348,848	11.3
SLM Corp.	589,503	10,375,253	34.9
Synchrony Financial	37,936	1,854,312	6.3

		31,202,672

Containers & Packaging
Crown Holdings, Inc.	18,563	1,870,779	6.3

Diversified Consumer Services
H&R Block, Inc.	43,224	1,080,600	3.6
Service Corp International	56,953	3,431,988	11.6

		4,512,588

Diversified Financial Services
Equitable Holdings, Inc.	323,096	9,576,566	32.2
Voya Financial, Inc.	49,229	3,022,168	10.2

		12,598,734

Diversified Telecommunication Services
AT&T, Inc.	283,424	7,655,282	25.8

Electric Utilities
Firstenergy Corp.	237,741	8,468,335	28.5
Fortis Inc.	69,658	3,087,939	10.4
Pinnacle West Capital Corp.	22,153	1,602,992	5.4
Xcel Energy Inc.	8,680	542,500	1.8

		13,701,766

Electrical Equipment
Emerson Electric Co.	130,280	12,272,376	41.3

Energy Equipment & Services
Transocean Ltd.	35,168	133,287	0.4

Entertainment
Activision Blizzard, Inc.	107,854	8,346,821	28.1

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group Inc.	55,564	1,228,520	4.2
Federal Realty Investment Trust	83,606	9,864,672	33.2
Healthpeak Properties, Inc.	6,224	208,380	0.7
Iron Mountain Inc.	23,836	1,035,674	3.5
Kimco Realty Corp.	46,185	958,339	3.2

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage Inc.	3,080	$353,399	1.2%
Public Storage	5,628	1,672,079	5.6
Sba Communications Corp.	2,033	672,049	2.3
Vici Properties Inc.	161,313	4,582,902	15.4

		20,576,014

Food & Staples Retailing
Kroger Co.	72,785	2,942,697	9.9

Food Products
Hershey Co.	2,538	429,557	1.5
Kellogg Co.	7,869	502,986	1.7
Kraft Heinz Co.	246,337	9,070,128	30.5

		10,002,671

Health Care Equipment & Supplies
Hologic, Inc.	82,029	6,054,560	20.4
Zimmer Biomet Holdings, Inc.	27,025	3,955,379	13.3

		10,009,939

Health Care Providers & Services
Cardinal Health, Inc.	51,144	2,529,582	8.5
Cigna Corp.	27,691	5,542,631	18.7
Davita Inc.	58,886	6,846,086	23.1
Encompass Health Corp.	76,102	5,710,694	19.2
McKesson Corp.	36,498	7,276,971	24.5
Molina Healthcare Inc.	22,277	6,043,973	20.3

		33,949,937

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	96,529	6,106,425	20.6
Marriott Vacations World	27,136	4,269,307	14.4
Mcdonald S Corp.	15,159	3,654,987	12.3
Mgm Resorts International	169,121	7,297,571	24.6
Penn National Gaming Inc.	47,265	3,424,822	11.5
Scientific Games Corp.	7,492	622,360	2.1
Starbucks Corp.	507	55,927	0.2
Yum Brands Inc.	47,220	5,775,478	19.4

		31,206,877

Household Durables
Lennar Corp A	7,638	715,528	2.4
Mohawk Industries, Inc.	939	166,579	0.6
Newell Brands, Inc.	117,146	2,593,612	8.7
Pultegroup Inc.	9,232	423,933	1.4
Tempur Sealy International, Inc.	108,149	5,019,195	16.9
Toll Brothers, Inc.	156,268	8,640,058	29.1
Whirlpool Corp.	54,152	11,039,427	37.2

		28,598,332

Industrial Conglomerates
3M Co.	45,573	7,994,416	26.9

Insurance
Aflac, Inc..	245,642	12,805,317	43.1
Manulife Financial Corp.	36,763	707,320	2.4

		13,512,637

Internet & Direct Marketing Retail
eBay, Inc.	12,491	870,248	2.9

IT Services
Dxc Technology Co.	191,273	6,428,686	21.6
Gartner Inc.	19,606	5,957,871	20.1

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

IT Services (continued)
Godaddy Inc Class A	17,900	$1,247,630	4.2%
Verisign Inc.	8,184	1,677,802	5.7
Western Union Co.	324,566	6,562,724	22.1

		21,874,713

Leisure Products
Mattel, Inc.	403,986	7,497,980	25.2

Machinery
Fortive Corp.	64,965	4,584,580	15.4
Illinois Tool Works, Inc.	54,920	11,348,119	38.2
Oshkosh Corp.	72,159	7,386,917	24.9
Otis Worldwide Corp.	73,939	6,083,701	20.5

		29,403,317

Media
Interpublic Group Of Cos Inc.	135,565	4,971,169	16.8
Nexstar Media Group, Inc., Class A	50,643	7,695,710	25.9
Omnicom Group, Inc.	72,284	5,237,699	17.6
ViacomCBS, Inc.	35,424	1,399,602	4.7

		19,304,180

Metals & Mining
Kinross Gold Corp.	24,514	131,395	0.5
Newmont Corp.	74,026	4,019,612	13.5
Nucor Corp.	121,912	12,007,113	40.4
Reliance Steel & Aluminum Co.	38,013	5,413,811	18.2
Southern Copper Corp.	15,576	874,437	3.0
United States Steel Corp.	104,005	2,284,990	7.7

		24,731,358

Multi-line Retail
Macy’s, Inc.	69,487	1,570,406	5.3
Target Corp.	39,064	8,936,671	30.1

		10,507,077

Multi-Utilities
DTE Energy Co.	131,694	14,711,537	49.5
Public Service Enterprise Group, Inc.	76,518	4,659,946	15.7
WEC Energy Group, Inc.	42,746	3,770,197	12.7

		23,141,680

Oil, Gas & Consumable Fuels
APA Corp.	423,743	9,080,812	30.6
Chevron Corp.	92,755	9,409,995	31.7
EQT Corp.	4,075	83,374	0.3
Exxon Mobil Corp.	142,015	8,353,322	28.1
Marathon Petroleum Corp.	177,076	10,945,068	36.9
Murphy Oil Corp.	204,538	5,107,314	17.2
Occidental Petroleum Corp.	85,660	2,533,823	8.5
Ovintiv, Inc.	30,183	992,417	3.3
SM Energy Co.	481,202	12,694,109	42.7
Targa Resources Corp.	197,770	9,732,262	32.8

		68,932,496

Paper & Forest Products
Louisiana-Pacific Corp.	117,037	7,182,561	24.2

Pharmaceuticals
Bristol-Myers Squibb Co.	102,768	6,080,783	20.5
Eli Lilly + Co.	33,889	7,830,053	26.4
Pfizer Inc.	56,698	2,438,581	8.2

		16,349,417

Security	Shares	Value	% of Basket Value

Road & Rail
Csx Corp.	75,829	$2,255,154	7.6%
JB Hunt Transport Services, Inc.	17,529	2,931,199	9.9
Norfolk Southern Corp.	21,506	5,145,311	17.3
Union Pacific Corp.	8,380	1,642,564	5.5

		11,974,228

Semiconductors & Semiconductor Equipment
Qualcomm, Inc.	89,018	11,481,542	38.7

Specialty Retail
Advance Auto Parts Inc.	8,444	1,763,867	5.9
AutoNation, Inc.	27,111	3,301,035	11.1
AutoZone, Inc.	1,361	2,310,964	7.8
Bath + Body Works Inc.	15,351	967,574	3.3
Bed Bath & Beyond, Inc.	136,608	2,359,903	7.9
O’Reilly Automotive, Inc.	23,467	14,339,745	48.3
Ross Stores, Inc.	51,569	5,613,286	18.9

		30,656,374

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	165,695	2,361,154	7.9
HP, Inc.	312,462	8,548,960	28.8
NetApp, Inc	54,455	4,887,881	16.5
Seagate Technology Holdings PLC	191,851	15,831,545	53.3
Western Digital Corp.	229,219	12,937,120	43.6

		44,566,660

Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	103,722	1,779,870	6.0
Tapestry, Inc.	165,655	6,132,548	20.7
Under Armour, Inc., Class A	303,704	6,128,747	20.6
VF Corp.	38,560	2,583,134	8.7

		16,624,299

Tobacco
Philip Morris International	83,071	7,874,300	26.5

Wireless Telecommunication Services
T Mobile Us Inc.	11,102	1,418,391	4.8

Total Reference Entity — Long		700,138,490

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(19,774)	(4,349,094)	(14.6)
Raytheon Technologies Corp.	(32,562)	(2,799,030)	(9.4)
Spirit AeroSystems Holdings, Inc., Class A	(163,692)	(7,233,549)	(24.4)
TransDigm Group, Inc.	(18,995)	(11,863,707)	(40.0)

		(26,245,380)

Airlines
Southwest Airlines Co.	(116,029)	(5,967,371)	(20.1)

Automobiles
General Motors Co.	(64,793)	(3,415,239)	(11.5)

Building Products
Builders FirstSource, Inc.	(27,667)	(1,431,491)	(4.8)
Carrier Global Corp.	(55,602)	(2,877,959)	(9.7)

		(4,309,450)

Capital Markets
Brookfield Asset Management, Inc.	(120,477)	(6,446,724)	(21.7)

34	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Capital Markets (continued)
Intercontinental Exchange Inc.	(16,683)	$(1,915,542)	(6.5)%
Nasdaq, Inc.	(22,150)	(4,275,393)	(14.4)

		(12,637,659)

Chemicals
Ecolab Inc.	(34,214)	(7,137,725)	(24.0)
Fmc Corp.	(15,358)	(1,406,178)	(4.8)
Huntsman Corp.	(117,703)	(3,482,832)	(11.7)

		(12,026,735)

Construction & Engineering
Fluor Corp.	(861,283)	(13,754,689)	(46.3)
Quanta Services, Inc.	(137,846)	(15,689,632)	(52.9)

		(29,444,321)

Containers & Packaging
Amcor Plc	(9,045)	(104,832)	(0.3)
Ball Corp.	(105,491)	(9,491,025)	(32.0)

		(9,595,857)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(273,360)	(3,386,930)	(11.4)

Electric Utilities
Duke Energy Corp.	(673)	(65,678)	(0.2)
Edison International	(130,243)	(7,224,579)	(24.3)
Nextera Energy Inc.	(113,695)	(8,927,332)	(30.1)

		(16,217,589)

Electrical Equipment
Eaton Corp Plc	(355)	(53,005)	(0.2)
Sensata Technologies Holding PLC	(1,869)	(102,272)	(0.3)

		(155,277)

Electronic Equipment, Instruments & Components
Amphenol Corp Cl A	(69,009)	(5,053,529)	(17.0)
CDW Corp/de	(28,266)	(5,144,978)	(17.4)
Trimble Inc.	(79,485)	(6,537,641)	(22.0)

		(16,736,148)

Energy Equipment & Services
Baker Hughes Co.	(155,571)	(3,847,271)	(13.0)
Halliburton Co.	(35,787)	(773,715)	(2.6)
NOV, Inc.	(107,043)	(1,403,333)	(4.7)

		(6,024,319)

Entertainment
Netflix Inc.	(2,897)	(1,768,155)	(5.9)
Walt Disney Co.	(18,573)	(3,141,994)	(10.6)

		(4,910,149)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(28,849)	(5,512,179)	(18.6)
Cyrusone Inc.	(132,961)	(10,292,511)	(34.6)
Digital Realty Trust, Inc.	(68,523)	(9,898,147)	(33.3)
Equinix, Inc.	(6,615)	(5,226,710)	(17.6)
Host Hotels + Resorts Inc.	(143,186)	(2,338,227)	(7.9)
Medical Properties Trust, Inc.	(139,017)	(2,790,071)	(9.4)

		(36,057,845)

Food & Staples Retailing
Performance Food Group Co.	(158,796)	(7,377,662)	(24.8)

Security	Shares	Value	% of Basket Value

Food Products
Bunge Ltd.	(4,430)	$(360,248)	(1.2)%

Health Care Equipment & Supplies
Baxter International, Inc.	(122,006)	(9,812,942)	(33.0)
Becton Dickinson And Co.	(29,719)	(7,305,525)	(24.6)

		(17,118,467)

Health Care Providers & Services
Anthem Inc.	(4,345)	(1,619,816)	(5.5)
Cvs Health Corp.	(65,871)	(5,589,813)	(18.8)
Tenet Healthcare Corp.	(79,787)	(5,301,048)	(17.8)
UnitedHealth Group, Inc.	(525)	(205,139)	(0.7)

		(12,715,816)

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	(765)	(1,816,011)	(6.1)
Carnival Corp.	(358,701)	(8,971,112)	(30.2)
Darden Restaurants, Inc.	(22,996)	(3,483,204)	(11.7)
Hilton Worldwide Holdings, Inc.	(59,137)	(7,812,589)	(26.3)
Hyatt Hotels Corp., Class A	(70,389)	(5,426,992)	(18.3)
Las Vegas Sands Corp.	(221,084)	(8,091,674)	(27.3)
Marriott International, Inc.	(2,922)	(432,719)	(1.5)
Norwegian Cruise Line Holdings Ltd.	(218,395)	(5,833,330)	(19.6)
Royal Caribbean Cruises Ltd.	(199,069)	(17,707,188)	(59.6)
Wynn Resorts Ltd.	(54,184)	(4,592,094)	(15.5)

		(64,166,913)

Household Durables
KB Home	(73,753)	(2,870,467)	(9.7)
NVR, Inc.	(1,823)	(8,739,608)	(29.4)
TopBuild Corp.	(6,724)	(1,377,142)	(4.6)

		(12,987,217)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(528,966)	(9,045,319)	(30.5)

Industrial Conglomerates
Honeywell International, Inc.	(23,642)	(5,018,724)	(16.9)

Insurance
Brown & Brown, Inc.	(216,224)	(11,989,621)	(40.4)
Marsh & McLennan Cos., Inc.	(42,926)	(6,500,284)	(21.9)
Progressive Corp.	(2,828)	(255,623)	(0.8)

		(18,745,528)

Interactive Media & Services
Match Group Inc.	(54,432)	(8,545,280)	(28.8)
Twitter, Inc.	(62,700)	(3,786,453)	(12.7)

		(12,331,733)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(3,958)	(13,002,188)	(43.8)

IT Services
Broadridge Financial Solutions, Inc.	(28,599)	(4,765,737)	(16.1)
Fidelity National Information Services, Inc.	(81,014)	(9,857,784)	(33.2)
Fiserv, Inc.	(27,408)	(2,973,768)	(10.0)
Global Payments, Inc.	(13,645)	(2,150,179)	(7.2)

		(19,747,468)

Life Sciences Tools & Services
Agilent Technologies Inc.	(498)	(78,450)	(0.3)

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.	(10,748)	$(4,435,377)	(14.9)%
PerkinElmer, Inc.	(23,155)	(4,012,530)	(13.5)
Syneos Health, Inc.	(60,415)	(5,285,104)	(17.8)
Thermo Fisher Scientific Inc.	(4,685)	(2,676,681)	(9.0)

		(16,488,142)

Machinery
IDEX Corp.	(41,133)	(8,512,474)	(28.6)
Wabtec Corp.	(44,665)	(3,850,570)	(13.0)
Xylem Inc.	(33,849)	(4,186,444)	(14.1)

		(16,549,488)

Media
Cable One, Inc.	(7,285)	(13,208,652)	(44.5)
Charter Communications, Inc., Class A	(8,501)	(6,184,987)	(20.8)
Comcast Corp., Class A	(152,905)	(8,551,977)	(28.8)
DISH Network Corp., Class A	(29,145)	(1,266,642)	(4.3)
Sirius XM Holdings, Inc.	(2,287,525)	(13,953,902)	(47.0)

		(43,166,160)

Metals & Mining
Alcoa Corp.	(172,133)	(8,424,189)	(28.4)
Cleveland Cliffs Inc.	(605,760)	(12,000,106)	(40.4)
Teck Resources Ltd., Class B	(215,267)	(5,362,301)	(18.0)

		(25,786,596)

Multi-line Retail
Nordstrom, Inc.	(222,487)	(5,884,781)	(19.8)

Multi-Utilities
CenterPoint Energy, Inc.	(160,928)	(3,958,829)	(13.3)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(362,361)	(6,816,010)	(22.9)
Callon Petroleum Co.	(396,019)	(19,436,613)	(65.4)
ConocoPhillips	(40,163)	(2,721,847)	(9.2)
Hollyfrontier Corp.	(180,041)	(5,964,758)	(20.1)
PBF Energy, Inc., Class A	(54,803)	(710,795)	(2.4)
Pioneer Natural Resources Co.	(27,483)	(4,576,194)	(15.4)
TC Energy Corp.	(75,931)	(3,651,522)	(12.3)

		(43,877,739)

Pharmaceuticals
Bausch Health Cos., Inc.	(287,601)	(8,009,688)	(27.0)
Catalent, Inc.	(72,364)	(9,629,477)	(32.4)
Elanco Animal Health, Inc.	(261,619)	(8,343,030)	(28.1)
Merck & Co., Inc.	(22,770)	(1,710,255)	(5.7)
Perrigo Co. PLC	(159,936)	(7,569,771)	(25.5)

		(35,262,221)

Professional Services
Equifax Inc.	(2,615)	(662,693)	(2.2)
Nielsen Holdings PLC	(343,724)	(6,596,064)	(22.2)
Verisk Analytics Inc.	(47,297)	(9,472,170)	(31.9)

		(16,730,927)

Road & Rail
Avis Budget Group, Inc.	(25,114)	(2,926,032)	(9.9)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(27,714)	(13,439,350)	(45.3)
Lam Research Corp.	(1,156)	(657,938)	(2.2)

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Inc.	(283,600)	$(17,103,916)	(57.6)%
Micron Technology Inc.	(123,840)	(8,790,163)	(29.6)

		(39,991,367)

Software
Citrix Systems Inc.	(63,395)	(6,806,721)	(22.9)

Specialty Retail
Best Buy Co., Inc.	(33,978)	(3,591,814)	(12.1)
Home Depot Inc.	(15,052)	(4,940,970)	(16.7)
Tjx Companies Inc.	(164,418)	(10,848,300)	(36.5)

		(19,381,084)

Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	(219,380)	(13,410,699)	(45.2)

Trading Companies & Distributors
United Rentals Inc.	(1,344)	(471,650)	(1.6)

Total Reference Entity — Short		(670,439,988)

Net Value of Reference Entity — Barclays Bank PLC		$29,698,502

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	14,358	$4,954,946	78.8%
Raytheon Technologies Corp.	56,929	4,893,617	77.8

		9,848,563

Air Freight & Logistics
United Parcel Service, Inc.	22,820	4,155,522	66.1

Airlines
Delta Air Lines, Inc.	19,161	816,450	13.0

Biotechnology
Amgen Inc.	15,628	3,323,294	52.9

Chemicals
Eastman Chemical Co.	28,172	2,838,047	45.1

Consumer Finance
American Express Co.	28,415	4,760,365	75.7

Containers & Packaging
Sealed Air Corp.	15,499	849,190	13.5

Electric Utilities
American Electric Power	26,249	2,130,894	33.9
FirstEnergy Corp.	100,563	3,582,054	57.0

		5,712,948

36	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Energy Equipment & Services
Halliburton Co.	30,905	$668,166	10.6%

Equity Real Estate Investment Trusts (REITs)
Equity Residential	23,989	1,941,190	30.9

Food Products
Mondelez International Inc A	24,611	1,431,868	22.8
Tyson Foods Inc Cl A	10,724	846,553	13.4

		2,278,421

Health Care Providers & Services
Cardinal Health Inc.	108,234	5,353,254	85.2
Quest Diagnostics, Inc.	28,007	4,069,697	64.7

		9,422,951

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,459	351,779	5.6
Yum! Brands, Inc.	10,731	1,312,509	20.9

		1,664,288

Household Products
Procter & Gamble Co.	7,582	1,059,964	16.9

Insurance
Marsh & McLennan Cos., Inc.	20,526	3,108,252	49.4
Prudential Financial, Inc.	33,164	3,488,853	55.5

		6,597,105

IT Services
DXC Technology Co.	104,510	3,512,581	55.9

Metals & Mining
Barrick Gold Corp.	265,658	4,795,127	76.3
Newmont Corp.	10,091	547,941	8.7

		5,343,068

Multi-line Retail
Target Corp.	4,429	1,013,222	16.1

Oil, Gas & Consumable Fuels
APA Corp.	29,000	621,470	9.9
Marathon Petroleum Corp.	71,031	4,390,426	69.8

		5,011,896

Pharmaceuticals
Bristol-Myers Squibb Co.	11,235	664,775	10.6

Road & Rail
CSX Corp.	116,388	3,461,379	55.0
Norfolk Southern Corp.	26,139	6,253,756	99.5
Ryder System, Inc.	1,033	85,440	1.4
Union Pacific Corp.	3,935	771,299	12.3

		10,571,874

Semiconductors & Semiconductor Equipment
Amkor Technology Inc.	25,574	638,071	10.1

Specialty Retail
Home Depot, Inc.	13,141	4,313,665	68.6

Technology Hardware, Storage & Peripherals
HP, Inc.	10,485	286,870	4.6

Security	Shares	Value	% of Basket Value

Tobacco
Altria Group, Inc.	93,195	$4,242,236	67.5%

Total Reference Entity — Long		91,534,722

Reference Entity — Short

Common Stocks

Aerospace & Defense
TransDigm Group, Inc.	(2,944)	(1,838,734)	(29.2)

Airlines
Southwest Airlines Co.	(99,570)	(5,120,885)	(81.5)
United Airlines Holdings Inc.	(274,406)	(13,053,494)	(207.6)

		(18,174,379)

Chemicals
Corteva Inc.	(80,732)	(3,397,203)	(54.1)
Sherwin-Williams Co.	(1,714)	(479,457)	(7.6)

		(3,876,660)

Consumer Finance
Navient Corp.	(19,703)	(388,740)	(6.2)

Containers & Packaging
Packaging Corp Of America	(24,641)	(3,386,659)	(53.9)

Diversified Telecommunication Services
Verizon Communications, Inc.	(34,568)	(1,867,018)	(29.7)

Electric Utilities
Southern Co.	(8,165)	(505,985)	(8.1)

Entertainment
Netflix Inc.	(643)	(392,449)	(6.2)

Food Products
Conagra Brands, Inc.	(53,612)	(1,815,838)	(28.9)
Kraft Heinz Co.	(233,806)	(8,608,737)	(136.9)

		(10,424,575)

Health Care Equipment & Supplies
Boston Scientific Corp.	(53,483)	(2,320,627)	(36.9)

Health Care Providers & Services
Universal Health Services, Inc., Class B	(4,026)	(557,078)	(8.9)

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	(33,154)	(5,021,836)	(79.9)

Household Durables
Newell Brands Inc.	(98,896)	(2,189,557)	(34.8)

Independent Power and Renewable Electricity Producers
AES Corp.	(316,471)	(7,225,033)	(114.9)
Vistra Corp.	(139,275)	(2,381,602)	(37.9)

		(9,606,635)

IT Services
Intl Business Machines Corp.	(43,389)	(6,028,034)	(95.9)

Oil, Gas & Consumable Fuels
Enbridge, Inc	(293,857)	(11,695,509)	(186.0)
Pioneer Natural Resources Co.	(6,195)	(1,031,529)	(16.4)

		(12,727,038)

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Specialty Retail
Best Buy Co., Inc.	(20,130)	$(2,127,943)	(33.9)%
Gap Inc/the	(134,376)	(3,050,335)	(48.5)

		(5,178,278)

Thrifts & Mortgage Finance
Radian Group, Inc.	(33,612)	(763,665)	(12.1)

Total Reference Entity — Short		(85,247,947)

Net Value of Reference Entity — Merrill Lynch International		$6,286,775

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries, Inc.	4,909	$947,732	26.1%

Auto Components
Magna International, Inc.	9,796	737,051	20.3

Automobiles
Harley Davidson Inc.	4,817	176,350	4.9

Biotechnology
Amgen Inc.	10,448	2,221,767	61.3
Biogen, Inc.	1,959	554,378	15.3

		2,776,145

Construction Materials
Vulcan Materials Co.	12,759	2,158,312	59.5

Consumer Finance
Capital One Financial Corp.	10,879	1,762,071	48.6
Onemain Holdings Inc.	2,684	148,506	4.1

		1,910,577

Diversified Telecommunication Services
AT&T, Inc.	48,764	1,317,116	36.3

Electric Utilities
Firstenergy Corp.	51,726	1,842,480	50.8

Equity Real Estate Investment Trusts (REITs)
Federal Realty Invs Trust	6,467	763,041	21.0
Public Storage	8,100	2,406,510	66.4

		3,169,551

Food & Staples Retailing
Kroger Co.	41,164	1,664,260	45.9

Food Products
Kellogg Co.	2,326	148,678	4.1

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
Davita Inc.	21,269	$2,472,734	68.2%
Molina Healthcare Inc.	11,011	2,987,394	82.4

		5,460,128

Hotels, Restaurants & Leisure
Mgm Resorts International	40,158	1,732,818	47.8
Yum Brands Inc.	25,811	3,156,943	87.0

		4,889,761

Household Durables
Newell Brands, Inc.	52,520	1,162,793	32.1
Tempur Sealy International, Inc.	10,864	504,198	13.9

		1,666,991

Industrial Conglomerates
3m Co.	18,298	3,209,835	88.5

IT Services
Western Union Co.	120,000	2,426,400	66.9

Leisure Products
Mattel, Inc.	115,836	2,149,916	59.3

Machinery
Oshkosh Corp.	1,779	182,116	5.0
Otis Worldwide Corp.	47,430	3,902,541	107.6

		4,084,657

Media
Nexstar Media Group, Inc., Class A	9,156	1,391,346	38.4

Multi-line Retail
Target Corp.	7,562	1,729,959	47.7

Multi-Utilities
DTE Energy Co.	3,590	401,039	11.0
Wec Energy Group Inc.	2,624	231,437	6.4

		632,476

Oil, Gas & Consumable Fuels
Chevron Corp.	30,532	3,097,471	85.4
Exxon Mobil Corp.	53,225	3,130,695	86.4

		6,228,166

Paper & Forest Products
Louisiana-Pacific Corp.	47,761	2,931,093	80.8

Pharmaceuticals
Bristol-Myers Squibb Co.	60,026	3,551,738	98.0

Road & Rail
Csx Corp.	23,654	703,470	19.4
Norfolk Southern Corp.	1,798	430,171	11.9

		1,133,641

Specialty Retail
AutoZone, Inc.	1,673	2,840,737	78.3
Bath + Body Works Inc.	7,160	451,295	12.4
Bed Bath & Beyond, Inc.	101,076	1,746,088	48.2
Ross Stores, Inc.	6,822	742,575	20.5

		5,780,695

Technology Hardware, Storage & Peripherals
HP, Inc.	83,847	2,294,054	63.3

38	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	18,173	$1,631,209	45.0%
Western Digital Corp.	14,814	836,102	23.0

		4,761,365

Textiles, Apparel & Luxury Goods
Under Armour Inc Class A	41,932	846,188	23.3

Tobacco
Philip Morris International	87,507	8,294,788	228.7

Total Reference Entity — Long		78,017,395

Reference Entity — Short

Common Stocks

Automobiles
General Motors Co.	(58,254)	(3,070,568)	(84.7)

Building Products
Carrier Global Corp.	(4,516)	(233,748)	(6.4)

Capital Markets
Brookfield Asset Management, Inc., Class A	(8,476)	(453,551)	(12.5)
Intercontinental Exchange In	(7,205)	(827,278)	(22.8)

		(1,280,829)

Chemicals
Ecolab Inc.	(15,103)	(3,150,788)	(86.9)
Huntsman Corp.	(86,156)	(2,549,356)	(70.3)

		(5,700,144)

Containers & Packaging
Ball Corp.	(18,321)	(1,648,340)	(45.5)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(87,320)	(1,081,895)	(29.8)

Electric Utilities
Edison International	(13,851)	(768,315)	(21.2)
PG&E Corp.	(460,426)	(4,420,090)	(121.9)

		(5,188,405)

Electronic Equipment, Instruments & Components
Trimble Inc.	(5,106)	(419,969)	(11.6)

Entertainment
Walt Disney Co/the	(11,255)	(1,904,008)	(52.5)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(6,269)	(1,197,818)	(33.0)
Digital Realty Trust Inc.	(1,125)	(162,506)	(4.5)
Medical Properties Trust Inc.	(7,726)	(155,061)	(4.3)

		(1,515,385)

Food & Staples Retailing
Performance Food Group Co.	(89,470)	(4,156,776)	(114.6)

Health Care Equipment & Supplies
Becton Dickinson And Co.	(7,524)	(1,849,550)	(51.0)

Health Care Providers & Services
Tenet Healthcare Corp.	(11,222)	(745,590)	(20.6)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	(18,966)	(2,505,598)	(69.1)
Hyatt Hotels Corp., Class A	(319)	(24,595)	(0.7)

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd.	(66,518)	$(1,776,696)	(49.0)%
Wynn Resorts Ltd.	(74,574)	(6,320,146)	(174.3)

		(10,627,035)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(120,453)	(2,059,746)	(56.8)

Insurance
Marsh & McLennan Cos., Inc.	(7,640)	(1,156,925)	(31.9)

Interactive Media & Services
Match Group Inc.	(15,772)	(2,476,046)	(68.3)
Twitter, Inc.	(4,530)	(273,567)	(7.5)

		(2,749,613)

Internet & Direct Marketing Retail
Amazon.com Inc.	(335)	(1,100,488)	(30.3)

IT Services
Fiserv Inc.	(32,656)	(3,543,176)	(97.7)

Machinery
Idex Corp.	(590)	(122,101)	(3.4)
Wabtec Corp.	(39,224)	(3,381,501)	(93.2)
Xylem Inc.	(4,043)	(500,038)	(13.8)

		(4,003,640)

Media
Sirius XM Holdings, Inc.	(126,956)	(774,432)	(21.4)

Metals & Mining
Alcoa Corp.	(28,224)	(1,381,282)	(38.1)
Cleveland Cliffs Inc.	(286,785)	(5,681,211)	(156.7)
Freeport Mcmoran Inc.	(83,396)	(2,712,872)	(74.8)

		(9,775,365)

Multi-line Retail
Nordstrom Inc.	(42,011)	(1,111,191)	(30.6)

Oil, Gas & Consumable Fuels
Hollyfrontier Corp.	(13,908)	(460,772)	(12.7)

Pharmaceuticals
Elanco Animal Health, Inc.	(134,461)	(4,287,961)	(118.2)

Professional Services
Equifax Inc.	(978)	(247,845)	(6.8)
Nielsen Holdings PLC	(65,653)	(1,259,881)	(34.7)
Verisk Analytics Inc.	(9,551)	(1,912,779)	(52.8)

		(3,420,505)

Semiconductors & Semiconductor Equipment
Marvell Technology Inc.	(8,706)	(525,059)	(14.5)

Total Reference Entity — Short		(74,391,115)

Net Value of Reference Entity — Merrill Lynch International		$3,626,280

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October, 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	18,871	$6,512,382	12.5%
Northrop Grumman Corp.	17,908	6,449,566	12.3
Raytheon Technologies Corp.	241,148	20,729,082	39.7

		33,691,030

Air Freight & Logistics
United Parcel Service, Inc., Class B	34,654	6,310,493	12.1

Airlines
Delta Air Lines, Inc.	248,084	10,570,859	20.2

Auto Components
Goodyear Tire & Rubber Co.	281,475	4,982,107	9.5

Automobiles
Ford Motor Co.	1,176,360	16,657,258	31.9

Biotechnology
Amgen, Inc.	97,077	20,643,424	39.5

Building Products
Johnson Controls International PLC	255,190	17,373,335	33.3

Chemicals
Dow, Inc.	181,609	10,453,414	20.0
Eastman Chemical Co.	102,022	10,277,696	19.7
Olin Corp.	357,714	17,259,701	33.0

		37,990,811

Communications Equipment
Motorola Solutions Inc.	48,536	11,275,884	21.6

Consumer Finance
American Express Co.	51,828	8,682,745	16.6
Capital One Financial Corp.	5,052	818,273	1.6
OneMain Holdings, Inc.	77,816	4,305,559	8.2

		13,806,577

Containers & Packaging
International Paper Co.	40,270	2,251,899	4.3
Sealed Air Corp.	6,108	334,657	0.7
Westrock Co.	152,341	7,591,152	14.5

		10,177,708

Diversified Financial Services
Berkshire Hathaway, Inc., Class B	14,744	4,024,227	7.7

Diversified Telecommunication Services
AT&T, Inc.	281,063	7,591,512	14.5
Lumen Technologies, Inc.	942,629	11,679,173	22.4

		19,270,685

Electric Utilities
American Electric Power Co., Inc.	175,821	14,273,149	27.3
Exelon Corp.	352,517	17,040,672	32.6

Security	Shares	Value	% of Basket Value

Electric Utilities (continued)
FirstEnergy Corp.	129,126	$4,599,468	8.8%
NRG Energy, Inc.	197,364	8,058,372	15.5

		43,971,661

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	124,532	13,983,698	26.8

Energy Equipment & Services
Halliburton Co.	425,659	9,202,748	17.6

Entertainment
Walt Disney Co.	10,379	1,755,815	3.4

Equity Real Estate Investment Trusts (REITs)
Equity Residential	52,434	4,242,959	8.1

Food & Staples Retailing
Kroger Co.	426,041	17,224,838	33.0
Walmart, Inc.	70,298	9,798,135	18.7

		27,022,973

Health Care Providers & Services
Cardinal Health, Inc.	230,603	11,405,624	21.8
CVS Health Corp.	212,818	18,059,735	34.6
DaVita, Inc.	114,845	13,351,880	25.6
McKesson Corp.	65,041	12,967,874	24.8
Quest Diagnostics, Inc.	59,557	8,654,228	16.6
Tenet Healthcare Corp.	113,306	7,528,051	14.4

		71,967,392

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	181,508	11,482,196	22.0
McDonald’s Corp.	75,017	18,087,349	34.6
MGM Resorts International	53,913	2,326,346	4.5

		31,895,891

Household Durables
Lennar Corp., Class A.	33,234	3,113,361	6.0
Toll Brothers, Inc.	276,126	15,267,006	29.2
Whirlpool Corp.	27,559	5,618,178	10.8

		23,998,545

Household Products
Procter & Gamble Co.	1,632	228,154	0.4

Insurance
Allstate Corp.	141,583	18,024,932	34.5
American International Group, Inc.	111,057	6,095,919	11.7
Hartford Financial Services Group, Inc.	305,426	21,456,177	41.1
Loews Corp.	247,768	13,362,128	25.6
Marsh & McLennan Cos., Inc.	101,026	15,298,367	29.3
Prudential Financial, Inc.	24,672	2,595,494	4.9

		76,833,017

IT Services
DXC Technology Co.	240,539	8,084,516	15.5

Machinery
Caterpillar, Inc.	2,828	542,891	1.0

40	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Media
Omnicom Group, Inc.	252,114	$18,268,180	35.0%
ViacomCBS, Inc., Class B	94,005	3,714,138	7.1

		21,982,318

Metals & Mining
Barrick Gold Corp.	510,423	9,213,135	17.6
Newmont Corp.	305,350	16,580,505	31.8

		25,793,640

Multi-line Retail
Kohl’s Corp.	97,277	4,580,774	8.8
Target Corp.	74,763	17,103,531	32.7

		21,684,305

Oil, Gas & Consumable Fuels
APA Corp.	582,410	12,481,046	23.9
Kinder Morgan, Inc.	160,702	2,688,544	5.1
Marathon Petroleum Corp.	260,792	16,119,554	30.9
Murphy Oil Corp.	379,597	9,478,537	18.1
Occidental Petroleum Corp.	542,003	16,032,449	30.7
Ovintiv, Inc.	591,370	19,444,246	37.2
Tc Energy Corp.	242,127	11,643,887	22.3
Williams Cos., Inc.	548,759	14,234,809	27.3

		102,123,072

Pharmaceuticals
Bristol-Myers Squibb Co.	328,400	19,431,428	37.2
Johnson & Johnson	88,919	14,360,418	27.5
Pfizer, Inc.	338,856	14,574,197	27.9

		48,366,043

Road & Rail
Norfolk Southern Corp.	24,396	5,836,743	11.2
Ryder System, Inc.	181,719	15,029,979	28.8
Union Pacific Corp.	80,320	15,743,523	30.1

		36,610,245

Semiconductors & Semiconductor Equipment
Amkor Technology Inc.	103,367	2,579,007	4.9

Specialty Retail
AutoZone, Inc.	5,401	9,170,844	17.5
Bath + Body Works Inc.	6,317	398,160	0.8
Home Depot, Inc.	48,318	15,860,867	30.4
Lowe’s Cos., Inc.	5,960	1,209,046	2.3

		26,638,917

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	177,495	18,466,580	35.4
HP, Inc.	672,980	18,412,733	35.2

		36,879,313

Tobacco
Altria Group, Inc.	347,001	15,795,485	30.3

Total Reference Entity — Long		858,957,003

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(48,358)	(10,635,859)	(20.3)

Security	Shares	Value	% of Basket Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc.	(270,776)	$(8,448,211)	(16.2	) %
TransDigm Group, Inc.	(24,974)	(15,598,011)	(29.9)

		(34,682,081)

Airlines
Southwest Airlines Co.	(194,063)	(9,980,660)	(19.1)
United Airlines Holdings, Inc.	(23,405)	(1,113,376)	(2.1)

		(11,094,036)

Automobiles
General Motors Co.	(210,765)	(11,109,423)	(21.3)
Tesla, Inc.	(23,933)	(18,559,563)	(35.5)

		(29,668,986)

Chemicals
Ashland Global Holdings, Inc.	(35,756)	(3,186,575)	(6.1)
Corteva Inc.	(347,740)	(14,632,899)	(28.0)
Sherwin-Williams Co.	(53,748)	(15,034,928)	(28.8)

		(32,854,402)

Communications Equipment
Cisco Systems Inc.	(126,551)	(6,888,171)	(13.2)

Consumer Finance
Ally Financial, Inc.	(350,432)	(17,889,554)	(34.3)
Navient Corp.	(665,565)	(13,131,597)	(25.1)

		(31,021,151)

Containers & Packaging
Ball Corp.	(151,228)	(13,605,983)	(26.1)
Packaging Corp Of America	(57,849)	(7,950,767)	(15.2)

		(21,556,750)

Diversified Telecommunication Services
Verizon Communications, Inc.	(253,257)	(13,678,410)	(26.2)

Electric Utilities
Southern Co.	(309,119)	(19,156,104)	(36.7)

Entertainment
Netflix, Inc.	(21,523)	(13,136,348)	(25.2)

Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(1,104,483)	(18,036,207)	(34.5)
Simon Property Group, Inc.	(62,603)	(8,136,512)	(15.6)
Weyerhaeuser Co.	(418,633)	(14,890,776)	(28.5)

		(41,063,495)

Food Products
Conagra Brands, Inc.	(404,228)	(13,691,202)	(26.2)
General Mills, Inc.	(140,834)	(8,424,690)	(16.1)
Kraft Heinz Co.	(99,095)	(3,648,678)	(7.0)
Lamb Weston Holdings, Inc.	(331,662)	(20,354,097)	(39.0)

		(46,118,667)

Health Care Equipment & Supplies
Baxter International, Inc.	(123,899)	(9,965,197)	(19.1)
Boston Scientific Corp.	(229,155)	(9,943,035)	(19.0)

		(19,908,232)

Health Care Providers & Services
Hca Healthcare Inc.	(19,102)	(4,636,438)	(8.9)

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	(29,116)	$(11,376,786)	(21.8	) %
Universal Health Services, Inc., Class B	(57,101)	(7,901,065)	(15.1)

		(23,914,289)

Hotels, Restaurants & Leisure
Aramark	(48,208)	(1,584,115)	(3.0)
Darden Restaurants, Inc.	(34,965)	(5,296,148)	(10.2)
Marriott International, Inc., Class A	(81,309)	(12,041,050)	(23.1)
Royal Caribbean Cruises Ltd.	(221,537)	(19,705,716)	(37.7)

		(38,627,029)

Household Durables
D.R. Horton, Inc.	(160,850)	(13,506,574)	(25.9)
MDC Holdings, Inc.	(265,565)	(12,407,197)	(23.7)
Newell Brands Inc.	(622,578)	(13,783,877)	(26.4)
PulteGroup, Inc.	(33,805)	(1,552,326)	(3.0)

		(41,249,974)

Independent Power and Renewable Electricity Producers
AES Corp.	(555,523)	(12,682,590)	(24.3)
Vistra Corp.	(683,632)	(11,690,107)	(22.4)

		(24,372,697)

Industrial Conglomerates
General Electric Co.	(148,050)	(15,253,592)	(29.2)
Honeywell International, Inc.	(21,890)	(4,646,809)	(8.9)

		(19,900,401)

Insurance
Lincoln National Corp.	(237,864)	(16,353,150)	(31.3)
Metlife Inc.	(118,757)	(7,330,870)	(14.0)

		(23,684,020)

IT Services
International Business Machines Corp.	(95,650)	(13,288,654)	(25.4)

Machinery
Deere + Co.	(20,904)	(7,004,303)	(13.4)

Media
Altice USA, Inc., Class A	(868,367)	(17,992,564)	(34.4)
Charter Communications, Inc., Class A	(22,668)	(16,492,330)	(31.6)
Comcast Corp., Class A	(130,657)	(7,307,646)	(14.0)
DISH Network Corp., Class A	(479,809)	(20,852,499)	(39.9)

		(62,645,039)

Metals & Mining
Freeport-McMoRan, Inc.	(32,198)	(1,047,401)	(2.0)
Teck Resources Ltd.	(1,031,849)	(25,703,359)	(49.2)
United States Steel Corp.	(89,358)	(1,963,195)	(3.8)

		(28,713,955)

Multi-line Retail
Nordstrom, Inc.	(227,251)	(6,010,789)	(11.5)

Multi-Utilities
Dominion Energy, Inc.	(175,779)	(12,835,383)	(24.6)
Sempra Energy	(118,338)	(14,969,757)	(28.6)

		(27,805,140)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(447,579)	(16,354,537)	(31.3)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.	(240,100)	$(9,555,980)	(18.3	) %
Hess Corp.	(169,490)	(13,238,864)	(25.4)
Pioneer Natural Resources Co.	(79,322)	(13,207,906)	(25.3)
Targa Resources Corp.	(111,530)	(5,488,391)	(10.5)
Valero Energy Corp.	(62,304)	(4,396,793)	(8.4)

		(62,242,471)

Pharmaceuticals
Bausch Health Cos., Inc.	(287,429)	(8,004,898)	(15.3)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(47,383)	(4,875,711)	(9.3)

Specialty Retail
Best Buy Co., Inc.	(92,500)	(9,778,175)	(18.7)
Gap, Inc.	(667,468)	(15,151,524)	(29.0)

		(24,929,699)

Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.	(559,207)	(11,279,205)	(21.6)

Thrifts & Mortgage Finance
MGIC Investment Corp.	(612,456)	(9,162,342)	(17.5)
Radian Group, Inc.	(623,996)	(14,177,189)	(27.2)

		(23,339,531)

Trading Companies & Distributors
United Rentals, Inc.	(52,343)	(18,368,729)	(35.2)

Wireless Telecommunication Services
T-Mobile US, Inc.	(122,441)	(15,643,062)	(29.9)

Total Reference Entity — Short		(806,726,429)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$52,230,574

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date October, 5, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Dynamics Corp.	9,468	$1,856,012	5.8%
Howmet Aerospace, Inc.	305,107	9,519,339	29.9
Huntington Ingalls Industries, Inc.	18,619	3,594,584	11.3
Northrop Grumman Corp.	748	269,392	0.9
Textron Inc.	45,904	3,204,558	10.1

		18,443,885

Auto Components
Goodyear Tire + Rubber Co.	314,876	5,573,305	17.5
Magna International, Inc.	169,886	12,782,223	40.2

		18,355,528

42	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Automobiles
Harley-Davidson, Inc.	134,387	$4,919,908	15.5%

Biotechnology
Amgen, Inc.	75,141	15,978,733	50.2
Biogen, Inc.	24,031	6,800,533	21.4

		22,779,266

Building Products
Carlisle Cos., Inc.	17,581	3,494,927	11.0
Johnson Controls Internation	138,423	9,423,838	29.6
Lennox International, Inc.	25,881	7,613,413	24.0
Trane Technologies PLC	52,126	8,999,554	28.3

		29,531,732

Chemicals
Axalta Coating Systems Ltd.	68,818	2,008,798	6.3
Intl Flavors + Fragrances	45,154	6,037,993	19.0
LyondellBasell Industries NV, Class A	28,946	2,716,582	8.6
Nutrien Ltd.	91,618	5,939,595	18.7
Westlake Chemical Corp.	74,073	6,751,013	21.2

		23,453,981

Construction & Engineering
AECOM	61,228	3,866,548	12.2

Construction Materials
Vulcan Materials Co.	79,348	13,422,508	42.2

Consumer Finance
American Express Co.	82,444	13,811,843	43.4
Capital One Financial Corp.	34,914	5,655,021	17.8
Onemain Holdings Inc.	52,621	2,911,520	9.1
Slm Corp.	275,787	4,853,851	15.3
Synchrony Financial	65,085	3,181,355	10.0

		30,413,590

Diversified Consumer Services
H&R Block, Inc.	180,644	4,516,100	14.2
Service Corp International.	29,234	1,761,641	5.5

		6,277,741

Diversified Financial Services
Equitable Holdings, Inc.	213,949	6,341,448	19.9
Voya Financial, Inc.	255,379	15,677,717	49.3

		22,019,165

Diversified Telecommunication Services
AT&T, Inc.	341,655	9,228,102	29.0

Electric Utilities
Firstenergy Corp.	200,662	7,147,580	22.5
Fortis Inc.	65,526	2,904,768	9.1
Pinnacle West Capital Corp.	12,789	925,412	2.9

		10,977,760

Electrical Equipment
Emerson Electric Co.	56,317	5,305,061	16.7

Energy Equipment & Services
Transocean Ltd.	21,082	79,901	0.3

Entertainment
Activision Blizzard, Inc.	117,368	9,083,109	28.6

Equity Real Estate Investment Trusts (REITs)
Avalonbay Communities Inc.	1,457	322,929	1.0
Brixmor Property Group, Inc.	525,755	11,624,443	36.6

Security	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle Intl Corp.	5,711	$989,831	3.1%
Federal Realty Investment Trust	65,518	7,730,469	24.3
Healthpeak Properties, Inc.	16,601	555,801	1.8
Iron Mountain, Inc.	23,677	1,028,766	3.2
Kimco Realty Corp.	543,360	11,274,720	35.5
Public Storage	8,448	2,509,901	7.9
Sba Communications Corp.	8,581	2,836,621	8.9
Ventas, Inc.	11,330	625,529	2.0
Vici Properties Inc.	87,317	2,480,676	7.8
Vornado Realty Trust	23,701	995,679	3.1

		42,975,365

Food & Staples Retailing
Kroger Co.	156,307	6,319,492	19.9
Sysco Corp.	7,429	583,176	1.8

		6,902,668

Food Products
Archer Daniels Midland Co.	1,469	88,155	0.3
Hershey Co.	42,370	7,171,122	22.5
Kraft Heinz Co.	256,211	9,433,689	29.7

		16,692,966

Health Care Equipment & Supplies
Abbott Laboratories	21,040	2,485,455	7.8
Hologic, Inc.	138,486	10,221,652	32.2
Zimmer Biomet Holdings, Inc.	47,199	6,908,045	21.7

		19,615,152

Health Care Providers & Services
Cardinal Health, Inc.	159,969	7,912,067	24.9
Cigna Corp.	26,922	5,388,707	16.9
Davita Inc.	71,335	8,293,407	26.1
Encompass Health Corp.	57,482	4,313,449	13.6
Laboratory Corp. of America Holdings	12,520	3,523,629	11.1
McKesson Corp.	53,844	10,735,417	33.7
Molina Healthcare, Inc.	28,828	7,821,325	24.6

		47,988,001

Hotels, Restaurants & Leisure
Boyd Gaming Corp.	184,956	11,700,316	36.8
Marriott Vacations World	30,723	4,833,650	15.2
Mgm Resorts International	224,715	9,696,452	30.5
Penn National Gaming Inc.	5,210	377,517	1.2
Yum Brands Inc.	75,231	9,201,504	28.9

		35,809,439

Household Durables
Newell Brands, Inc.	410,017	9,077,777	28.6
PulteGroup, Inc.	6,048	277,724	0.9
Tempur Sealy International, Inc.	19,212	891,629	2.8
Toll Brothers, Inc.	133,484	7,380,330	23.2
Whirlpool Corp.	34,187	6,969,362	21.9

		24,596,822

Industrial Conglomerates
3M Co.	37,950	6,657,189	20.9

Insurance
Aflac, Inc.	37,954	1,978,542	6.2
Manulife Financial Corp.	74,480	1,432,995	4.5

		3,411,537

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Internet & Direct Marketing Retail
eBay, Inc.	66,527	$4,634,936	14.6%

IT Services
Dxc Technology Co.	124,245	4,175,875	13.1
Gartner Inc.	24,893	7,564,485	23.8
Godaddy Inc Class A	15,139	1,055,188	3.3
Verisign Inc.	8,629	1,769,031	5.6
Western Union Co.	471,100	9,525,642	30.0

		24,090,221

Leisure Products
Mattel, Inc.	415,153	7,705,240	24.2

Machinery
Fortive Corp.	188,364	13,292,848	41.8
Illinois Tool Works, Inc.	24,962	5,157,898	16.2
Oshkosh Corp.	70,900	7,258,033	22.8
Otis Worldwide Corp.	95,666	7,871,398	24.8

		33,580,177

Media
Interpublic Group Of Cos Inc.	139,075	5,099,880	16.1
Nexstar Media Group, Inc., Class A	62,618	9,515,431	29.9
Omnicom Group, Inc.	184,128	13,341,915	42.0
ViacomCBS, Inc., Class B.	80,736	3,189,880	10.0

		31,147,106

Metals & Mining
Kinross Gold Corp.	64,384	345,098	1.1
Newmont Corp.	170,041	9,233,226	29.1
Nucor Corp.	66,913	6,590,262	20.7
Reliance Steel & Aluminum Co.	26,331	3,750,061	11.8
Steel Dynamics, Inc.	11,477	671,175	2.1

		20,589,822

Multi-line Retail
Macy’s, Inc.	99,519	2,249,129	7.1
Target Corp.	29,204	6,680,999	21.0

		8,930,128

Multi-Utilities
CMS Energy Corp.	1,767	105,543	0.3
DTE Energy Co.	27,760	3,101,070	9.8
Public Service Enterprise Group, Inc.	17,386	1,058,807	3.3
Wec Energy Group Inc.	23,044	2,032,481	6.4

		6,297,901

Oil, Gas & Consumable Fuels
APA Corp.	430,504	9,225,701	29.0
Chevron Corp.	26,879	2,726,875	8.6
Exxon Mobil Corp.	122,807	7,223,508	22.7
Marathon Petroleum Corp.	90,656	5,603,447	17.6
Murphy Oil Corp.	46,310	1,156,361	3.7
Occidental Petroleum Corp.	134,376	3,974,842	12.5
Ovintiv, Inc.	556,663	18,303,079	57.6
SM Energy Co.	63,763	1,682,068	5.3
Targa Resources Corp.	27,986	1,377,191	4.3

		51,273,072

Paper & Forest Products
Louisiana-Pacific Corp.	110,693	6,793,229	21.4

Security	Shares	Value	% of Basket Value

Pharmaceuticals
Bristol-Myers Squibb Co.	140,792	$8,330,663	26.2%
Eli Lilly + Co.	22,905	5,292,200	16.6
Pfizer Inc.	139,685	6,007,852	18.9

		19,630,715

Road & Rail
Canadian Pacific Railway Ltd.	12,584	818,841	2.6
Csx Corp.	128,655	3,826,200	12.0
JB Hunt Transport Services, Inc.	82,896	13,861,869	43.6
Norfolk Southern Corp.	2,891	691,672	2.2
Union Pacific Corp.	7,049	1,381,674	4.3

		20,580,256

Semiconductors & Semiconductor Equipment
Qualcomm, Inc.	51,528	6,646,081	20.9

Software
J2 Global Inc.	996	136,074	0.4

Specialty Retail
Advance Auto Parts Inc.	2,919	609,750	1.9
AutoNation, Inc.	38,690	4,710,895	14.8
AutoZone, Inc.	8,124	13,794,471	43.4
Bath + Body Works Inc.	248,713	15,676,380	49.3
Bed Bath & Beyond, Inc.	413,764	7,147,773	22.5
O’Reilly Automotive, Inc.	7,927	4,843,873	15.2
Ross Stores, Inc.	102,231	11,127,844	35.0

		57,910,986

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	264,638	3,771,091	11.8
HP, Inc.	280,799	7,682,661	24.2
NetApp, Inc.	125,799	11,291,718	35.5
Seagate Technology Holdings	30,863	2,546,815	8.0
Western Digital Corp.	75,382	4,254,560	13.4

		29,546,845

Textiles, Apparel & Luxury Goods
Hanesbrands Inc.	85,861	1,473,375	4.6
Tapestry, Inc.	110,481	4,090,007	12.9
Under Armour, Inc., Class A	499,169	10,073,230	31.7
VF Corp.	15,251	1,021,664	3.2

		16,658,276

Tobacco
Philip Morris International	14,018	1,328,766	4.2

Trading Companies & Distributors
W.W. Grainger, Inc.	4,496	1,767,198	5.6

Total Reference Entity — Long		782,053,953

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(66,962)	(14,727,622)	(46.3)
Raytheon Technologies Corp.	(164,648)	(14,153,142)	(44.5)
Spirit AeroSystems Holdings, Inc., Class A	(252,324)	(11,150,198)	(35.1)
TransDigm Group, Inc.	(11,107)	(6,937,099)	(21.8)

		(46,968,061)

Airlines
Southwest Airlines Co.	(254,342)	(13,080,809)	(41.1)

44	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Automobiles
General Motors Co.	(117,958)	$(6,217,566)	(19.6)%

Building Products
Builders FirstSource, Inc.	(307,616)	(15,916,052)	(50.1)
Carrier Global Corp.	(289,535)	(14,986,331)	(47.1)

		(30,902,383)

Capital Markets
Brookfield Asset Management, Inc.	(202,986)	(10,861,781)	(34.1)
Intercontinental Exchange In	(13,591)	(1,560,518)	(4.9)
Nasdaq, Inc.	(70,135)	(13,537,458)	(42.6)

		(25,959,757)

Chemicals
CF Industries Holdings, Inc.	(6,562)	(366,291)	(1.1)
Ecolab, Inc.	(33,890)	(7,070,132)	(22.2)
Fmc Corp.	(6,530)	(597,887)	(1.9)
Huntsman Corp.	(151,344)	(4,478,269)	(14.1)
Sherwin Williams Co/the	(295)	(82,520)	(0.3)

		(12,595,099)

Construction & Engineering
Quanta Services, Inc.	(26,196)	(2,981,629)	(9.4)

Containers & Packaging
Ball Corp.	(43,513)	(3,914,865)	(12.3)

Diversified Telecommunication Services
Lumen Technologies, Inc.	(921,707)	(11,419,950)	(35.9)

Electric Utilities
Edison International	(177,895)	(9,867,836)	(31.0)
Nextera Energy Inc.	(88,066)	(6,914,942)	(21.8)
PG&E Corp.	(1,511,630)	(14,511,648)	(45.6)

		(31,294,426)

Electronic Equipment, Instruments & Components
Amphenol Corp Cl A	(102,443)	(7,501,901)	(23.6)
CDW Corp/de	(34,076)	(6,202,513)	(19.5)
Keysight Technologies In	(686)	(112,703)	(0.3)
Trimble, Inc.	(39,740)	(3,268,615)	(10.3)

		(17,085,732)

Energy Equipment & Services
Baker Hughes Co.	(622,024)	(15,382,653)	(48.4)
Halliburton Co.	(32,672)	(706,369)	(2.2)
NOV, Inc.	(425,260)	(5,575,159)	(17.5)

		(21,664,181)

Entertainment
Electronic Arts Inc.	(2,069)	(294,315)	(0.9)
Walt Disney Co.	(30,562)	(5,170,174)	(16.3)

		(5,464,489)

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	(53,104)	(10,146,581)	(31.9)
Cyrusone Inc.	(94,627)	(7,325,076)	(23.0)
Digital Realty Trust, Inc.	(35,006)	(5,056,617)	(15.9)
Equinix, Inc.	(15,020)	(11,867,753)	(37.3)
Host Hotels & Resorts, Inc.	(107,883)	(1,761,729)	(5.6)
Medical Properties Trust, Inc.	(690,814)	(13,864,637)	(43.6)
Prologis, Inc.	(26,898)	(3,373,816)	(10.6)

		(53,396,209)

Security	Shares	Value	% of Basket Value

Food & Staples Retailing
Performance Food Group Co.	(145,509)	$(6,760,348)	(21.3)%

Health Care Equipment & Supplies
Baxter International, Inc.	(103,391)	(8,315,738)	(26.1)
Becton Dickinson And Co.	(18,088)	(4,446,392)	(14.0)
Steris Plc	(13,665)	(2,791,486)	(8.8)

		(15,553,616)

Health Care Providers & Services
Anthem, Inc.	(282)	(105,130)	(0.3)
Cvs Health Corp.	(44,112)	(3,743,344)	(11.8)
Tenet Healthcare Corp.	(124,954)	(8,301,944)	(26.1)
UnitedHealth Group, Inc.	(15,689)	(6,130,320)	(19.3)

		(18,280,738)

Hotels, Restaurants & Leisure
Booking Holdings Inc.	(1,529)	(3,629,647)	(11.4)
Carnival Corp.	(375,858)	(9,400,209)	(29.6)
Darden Restaurants, Inc.	(28,493)	(4,315,835)	(13.6)
Hilton Worldwide Holdings, Inc.	(61,506)	(8,125,558)	(25.5)
Hyatt Hotels Corp., Class A	(54,918)	(4,234,178)	(13.3)
Las Vegas Sands Corp.	(289,363)	(10,590,686)	(33.3)
Norwegian Cruise Line Holdings Ltd.	(387,898)	(10,360,755)	(32.6)
Wynn Resorts Ltd.	(69,890)	(5,923,177)	(18.6)

		(56,580,045)

Household Durables
KB Home	(54,017)	(2,102,342)	(6.6)
NVR, Inc.	(453)	(2,171,718)	(6.8)
Topbuild Corp.	(24,738)	(5,066,590)	(16.0)

		(9,340,650)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(383,696)	(6,561,202)	(20.6)

Industrial Conglomerates
Honeywell International, Inc.	(60,894)	(12,926,578)	(40.7)

Insurance
Brown & Brown, Inc.	(109,426)	(6,067,672)	(19.1)
Marsh & McLennan Cos., Inc.	(67,970)	(10,292,697)	(32.4)
Progressive Corp.	(72,112)	(6,518,203)	(20.5)

		(22,878,572)

Interactive Media & Services
Match Group, Inc.	(49,036)	(7,698,161)	(24.2)
Twitter, Inc.	(235,248)	(14,206,627)	(44.7)

		(21,904,788)

Internet & Direct Marketing Retail
Amazon.com, Inc.	(1,122)	(3,685,815)	(11.6)

IT Services
Broadridge Financial Solutions, Inc.	(25,584)	(4,263,318)	(13.4)
Fidelity National Information Services, Inc.	(43,633)	(5,309,263)	(16.7)
Fiserv, Inc.	(110,982)	(12,041,547)	(37.9)
Global Payments, Inc.	(15,166)	(2,389,858)	(7.5)

		(24,003,986)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	(8,630)	(3,561,342)	(11.2)
Thermo Fisher Scientific Inc.	(1,441)	(823,287)	(2.6)

		(4,384,629)

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Basket Value

Machinery
IDEX Corp.	(37,277)	$(7,714,475)	(24.3)%
Stanley Black & Decker, Inc.	(401)	(70,299)	(0.2)
Westinghouse Air Brake Technologies Corp.	(58,475)	(5,041,130)	(15.9)
Xylem Inc.	(21,731)	(2,687,690)	(8.4)

		(15,513,594)

Media
Cable One Inc.	(755)	(1,368,913)	(4.3)
Charter Communications, Inc., Class A	(2,566)	(1,866,919)	(5.9)
Comcast Corp., Class A	(178,930)	(10,007,555)	(31.5)
DISH Network Corp., Class A	(409,032)	(17,776,531)	(55.9)

		(31,019,918)

Metals & Mining
Alcoa Corp.	(175,471)	(8,587,551)	(27.0)
Freeport-McMoRan, Inc.	(18,646)	(606,554)	(1.9)
Teck Resources Ltd., Class B	(553,993)	(13,799,966)	(43.4)

		(22,994,071)

Multi-line Retail
Kohl’s Corp.	(18,436)	(868,151)	(2.8)
Nordstrom, Inc.	(393,269)	(10,401,965)	(32.7)

		(11,270,116)

Multi-Utilities
Ameren Corporation	(13,506)	(1,093,986)	(3.4)
CenterPoint Energy, Inc.	(349,602)	(8,600,209)	(27.1)

		(9,694,195)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(355,763)	(6,691,902)	(21.0)
ConocoPhillips	(245,666)	(16,648,785)	(52.4)
Hess Corp.	(19,317)	(1,508,851)	(4.7)
Hollyfrontier Corp.	(152,373)	(5,048,117)	(15.9)
PBF Energy, Inc., Class A	(269)	(3,489)	(0.0)
Pioneer Natural Resources Co.	(87,847)	(14,627,404)	(46.0)
TC Energy Corp.	(245,854)	(11,823,119)	(37.2)

		(56,351,667)

Pharmaceuticals
Bausch Health Cos., Inc.	(369,943)	(10,302,913)	(32.4)

Security	Shares	Value	% of Basket Value

Pharmaceuticals (continued)
Catalent, Inc.	(63,810)	$(8,491,197)	(26.7)%
Elanco Animal Health, Inc.	(174,805)	(5,574,531)	(17.5)
Merck + Co. Inc.	(38,211)	(2,870,028)	(9.0)
Perrigo Co. PLC	(267,596)	(12,665,319)	(39.9)

		(39,903,988)

Professional Services
Equifax Inc.	(3,591)	(910,031)	(2.8)
Leidos Holdings Inc.	(21,440)	(2,061,027)	(6.5)
Nielsen Holdings PLC	(531,909)	(10,207,334)	(32.1)
Verisk Analytics Inc.	(33,642)	(6,737,483)	(21.2)

		(19,915,875)

Road & Rail
Avis Budget Group, Inc.	(29,663)	(3,456,036)	(10.9)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(9,407)	(4,561,737)	(14.3)
Marvell Technology Inc.	(9,769)	(589,168)	(1.9)
Micron Technology, Inc.	(129,787)	(9,212,281)	(29.0)
NVIDIA Corp.	(19,835)	(4,109,019)	(12.9)

		(18,472,205)

Software
Citrix Systems Inc.	(108,961)	(11,699,143)	(36.8)

Specialty Retail
Best Buy Co., Inc.	(41,287)	(4,364,449)	(13.7)
Home Depot, Inc.	(30,833)	(10,121,241)	(31.9)
TJX Cos., Inc.	(50,574)	(3,336,872)	(10.5)

		(17,822,562)

Thrifts & Mortgage Finance
Pennymac Financial Services	(51,646)	(3,157,120)	(9.9)

Trading Companies & Distributors
United Rentals, Inc.	(9,064)	(3,180,829)	(10.0)

Total Reference Entity — Short		(750,257,442)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$31,796,511

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

46	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$181,573,011	$—	$181,573,011
Common Stocks	541,369,020	—	—	541,369,020
Corporate Bonds	—	2,692,352,885	—	2,692,352,885
Investment Companies	150,064,883	—	—	150,064,883
Non-Agency Mortgage-Backed Securities	—	705,532,367	—	705,532,367
Preferred Securities
Capital Trust	—	244,651	—	244,651
U.S. Government Sponsored Agency Securities	—	3,579,759,994	—	3,579,759,994
U.S. Treasury Obligations	—	20,043,055	—	20,043,055
Short-Term Securities
Money Market Funds	956,866,567	—	—	956,866,567
Liabilities
Investments
TBA Sale Commitments	—	(1,094,535,792)	—	(1,094,535,792)

	$1,648,300,470	$6,084,970,171	$—	$7,733,270,641

Derivative Financial Instruments(a)
Assets
Equity Contracts.	$162,510	$7,863,595	$—	$8,026,105
Foreign Currency Exchange Contracts	—	185,540	—	185,540
Interest Rate Contracts	25,583,204	19,618,612	—	45,201,816
Liabilities
Equity Contracts	—	(12,278,661)	—	(12,278,661)
Foreign Currency Exchange Contracts	—	(18,878)	—	(18,878)
Interest Rate Contracts	(34,595,008)	(13,054,758)	—	(47,649,766)

	$(8,849,294)	$2,315,450	$—	$(6,533,844)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Currency Abbreviation (continued)

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviation (continued)

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

48	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS